       As filed with the Securities and Exchange Commission on April 14, 1998

                                                            File No. 33-19946
                                                                     811-4372


                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                      FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                            [ ]
     Post-Effective Amendment No.  12                       [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

          Amendment No.   89                                          [X]

                          HARTFORD LIFE INSURANCE COMPANY

                   SEPARATE ACCOUNT TWO (DC VARIABLE ACCOUNT-II)

                             (Exact Name of Registrant)

                          HARTFORD LIFE INSURANCE COMPANY
                                (Name of Depositor)

                                   P.O. BOX 2999
                              HARTFORD, CT  06104-2999
                     (Address of Depositor's Principal Offices)
                                   (860) 843-7563
                (Depositor's Telephone Number, Including Area Code)

                              MARIANNE O'DOHERTY, ESQ.
                                HARTFORD LIFE, INC.
                                   P.O. BOX 2999
                              HARTFORD, CT  06104-2999
                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

        _____  immediately upon filing pursuant to paragraph (b) of Rule 485
        __X__  on May 1,  1998 pursuant to paragraph (b) of Rule 485
        _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
        _____  on May 1,  1998 pursuant to paragraph (a)(1) of Rule 485
        _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                               CROSS REFERENCE SHEET
                              PURSUANT TO RULE 495(a)

                                     (PART A)


          N-4 ITEM NO.                       PROSPECTUS HEADING
----------------------------------           ----------------------------------
     1.   Cover Page                         Cover Page

     2.   Definitions                        Glossary of Special Terms

     3.   Synopsis or Highlights             Summary

     4.   Condensed Financial                Accumulation Unit Values; Yield
          Information                        Information

     5.   General Description of             The Contracts and the Separate
          Registrant, Depositor, and         Accounts; Hartford Life Insurance
          Portfolio  Companies               and Miscellaneous

     6.   Deductions                         Charges Under the Contract

     7.   General Description of             Operation of the Contract Payment
          Variable Annuity Contracts         of Benefits; The Contracts and the
                                             Separate Accounts

     8.   Annuity Period                     Payment of Benefits

     9.   Death Benefit                      Payment of Benefits; Operation of
                                             the Contract

     10.  Purchases and Contract Value       Operation of the Contract

     11.  Redemptions                        Payment of Benefits

     12.  Taxes                              Federal Tax Considerations

     13.  Legal Proceedings                  Miscellaneous - Are there any
                                             material legal proceedings
                                             affecting the Separate Accounts?
     14.  Table of Contents of the           Table of Contents of the
          Statement of Additional            Statement of Additional Information
          Information

                                     (PART B)



15.  Cover Page                              Cover Page

16.  Table of Contents                       Table of Contents

17.  General Information and History         Introduction

18.  Services                                None

19.  Purchase of Securities                  Distribution of Contracts
     being Offered

20.  Underwriters                            Distribution of Contracts

21.  Calculation of Performance Data         Calculation of Yield and Return

22.  Annuity Payments                        Annuity Benefits

23.  Financial Statements                    Financial Statements

24.  Financial Statements and                Financial Statements and
     Exhibits                                Exhibits


                                     (PART C)

25.  Directors and Officers of the           Directors and Officers of the
     Depositor                               Depositor

26.  Persons Controlled by or Under          Persons Controlled by or Under
     Common Control with the                 Common Control with the Depositor
     Depositor or Registrant                 or Registrant

27.  Number of Contract Owners               Number of Contract Owners

28.  Indemnification                         Indemnification

29.  Principal Underwriters                  Principal Underwriters

30.  Location of Accounts and Records        Location of Accounts and Records

31.  Management Services                     Management Services

32.  Undertakings                            Undertakings

     HARTFORD
     LIFE INSURANCE COMPANY
     GROUP VARIABLE ANNUITY CONTRACTS
 [LOGO]
     ISSUED BY HARTFORD LIFE INSURANCE COMPANY
     WITH RESPECT TO DC-I AND DC-II

   The variable annuity contracts (hereinafter the "contract" or "contracts") described in this Prospectus are issued by Hartford Life Insurance Company ("Hartford"). The contracts provide for both an Accumulation Period and an Annuity Period.

   With respect to contracts issued in conjunction with a Deferred Compensation Plan of an Employer, variable account Contributions are held in Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the Accumulation Period and in a series of Hartford Life Insurance Company Separate Account Two ("DC-II") during the Annuity Period.


   With respect to contracts issued in conjunction with the Qualified Plan of an Employer, all variable account Contributions during both the Accumulation Period and the Annuity Period are held in DC-II.



   The contracts to which Contributions may be made may contain a General Account option or a separate General Account contract may be issued in conjunction with the contracts described herein. The General Account option or contract may contain restrictions on a Contract Owner's ability to transfer the value of a Participant's Account to or from such contract or option. The General Account option or General Account contract and any such restrictions are not described in this Prospectus.



   The contracts are used in conjunction with Deferred Compensation Plans of tax-exempt and governmental Employers as well as with Qualified Plans established by Employers generally (i.e., Employers which are either tax-exempt or non-tax-exempt).



   The following Sub-Accounts are available for investment under the contracts. Opposite each Sub-Account is the name of the underlying investment fund ("Fund") for that Sub-Account.



 Advisers Fund             --  shares of Class IA of Hartford Advisers HLS
   Sub-Account                 Fund, Inc. ("Hartford Advisers Fund")
 Bond Fund Sub-Account     --  shares of Class IA of Hartford Bond HLS Fund,
                               Inc. ("Hartford Bond Fund")
 Calvert Social Balanced   --  shares of Class IA of Calvert Social Balanced
   Portfolio                   Portfolio Series of Calvert Variable Series,
   Sub-Account                 Inc. ("Calvert Social Balanced Portfolio")
 Capital Appreciation      --  shares of Class IA of Hartford Capital
   Fund Sub-Account            Appreciation Fund, Inc. ("Hartford Capital
                               Appreciation Fund")
 Dividend and Growth Fund  --  shares of Hartford Dividend and Growth HLS Fund,
   Sub-Account                 Inc. ("Hartford Dividend and Growth Fund")
 Index Fund Sub-Account    --  shares of Class IA of Hartford Index Fund, Inc.
                               ("Hartford Index Fund")
 International             --  shares of Class IA of Hartford International
   Opportunities Fund          Opportunities Fund, Inc. ("Hartford
   Sub-Account                 International Opportunities Fund")
 Money Market Fund         --  shares of Class IA of Money Market HLS Fund,
   Sub-Account                 Inc. ("Hartford Money Market Fund")
 Mortgage Securities Fund  --  shares of Class IA of Hartford Mortgage
   Sub-Account                 Securities HLS Fund, Inc. ("Hartford Mortgage
                               Securities Fund")
 Stock Fund Sub-Account    --  shares of Class IA of Hartford Stock Fund, Inc.
                               ("Hartford Stock Fund")
 AMS/American Century VP   --  shares of Class IA of American Century Variable
   Advantage Fund              Portfolios, Inc. American Century VP Advantage
   Sub-Account                 ("AMS/American Century VP Advantage Fund")
 AMS/American Century VP   --  shares of American Century Variable Portfolios,
   Capital Appreciation        Inc. American Century VP Capital Appreciation
   Fund Sub-Account            ("AMS/American Century VP Capital Apprecition
                               Fund")
 AMS/Fidelity VIP II       --  shares of Fidelity Investments Variable
   Asset Manager Fund          Insurance Products Fund II Asset Manager
   Sub-Account                 Portfolio ("AMS/Fidelity VIP II Asset Manager
                               Portfolio")
 AMS/Fidelity VIP II       --  shares of Fidelity Investments Variable
   Contrafund Fund             Insurance Products Fund II Contrafund Portfolio
   Sub-Account                 ("AMS/Fidelity VIP II Contrafund Portfolio")
 AMS/Fidelity VIP Growth   --  shares of Fidelity Investments Variable
   Fund                        Insurance Products Fund Growth Portfolio ("AMS/
   Sub-Account                 Fidelity VIP Growth Portfolio")
 AMS/Fidelity VIP          --  shares of Fidelity Investments Variable
   Overseas Fund               Insurance Products Fund Overseas Portfolio
   Sub-Account                 ("AMS/ Fidelity VIP Overseas Portfolio")




 This Prospectus sets forth the information concerning the Separate Accounts that investors ought to know before investing. This Prospectus should be kept for future reference. Additional information about the Separate Accounts has been filed with the Securities and Exchange Commission and is available without charge upon request to Hartford. To obtain the Statement of Additional Information send a written request to Hartford Life Insurance Company, Attn.:
 AMS Service Center Administration, P. O. Box 2999, Hartford, CT 06104-2999. The Table of Contents for the Statement of Additional Information may be found on page 40 of this Prospectus. The Statement of Additional Information is incorporated herein by reference.

 ------------------------------------------------------------------------------
 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
 ------------------------------------------------------------------------------

 THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. IT IS NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY GOVERNMENT AGENCY. INVESTMENT IN A CONTRACT INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 ------------------------------------------------------------------------------

 THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO THE CURRENT PROSPECTUSES OF THE APPLICABLE ELIGIBLE FUNDS LISTED ABOVE WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. INVESTORS ARE ADVISED TO READ AND RETAIN ALL PROSPECTUSES FOR FUTURE REFERENCE.

 ------------------------------------------------------------------------------


 Prospectus Dated: May 1, 1998
 Statement of Additional Information Dated: May 1, 1998

                               TABLE OF CONTENTS



 SECTION                                                                   PAGE
 ------------------------------------------------------------------------  ----
 GLOSSARY OF SPECIAL TERMS...............................................    3
 FEE TABLE...............................................................    5
 SUMMARY.................................................................    7
 ACCUMULATION UNIT VALUES................................................   10
 PERFORMANCE RELATED INFORMATION.........................................   15
 INTRODUCTION............................................................   16
 THE CONTRACTS AND THE SEPARATE ACCOUNTS.................................   16
   What are the contracts?...............................................   16
   Who can buy these contracts?..........................................   16
   What are the Separate Accounts and how do they operate?...............   17
 OPERATION OF THE CONTRACT...............................................   18
   How are Contributions credited?.......................................   18
   May I make changes in the amounts of my Contributions?................   18
   May I transfer assets between Sub-Accounts?...........................   18
   May I systematically transfer assets to the Sub-Accounts?.............   19
   What happens if the Contract Owner fails to make Contributions?.......   19
   May I assign or transfer the contract?................................   20
   How do I know what my Individual Account is worth?....................   20
   How is the Accumulation Unit value determined?........................   20
   How are the underlying Fund shares valued?............................   20
 PAYMENT OF BENEFITS.....................................................   20
   What would my Beneficiary receive as death proceeds?..................   20
   How can a contract be redeemed or surrendered?........................   21
   Can payment of the redemption or surrender value ever be postponed
    beyond the seven day period?.........................................   21
   May I surrender my Annuity benefit once Annuity payments have
    started?.............................................................   22
   What are Annuity Rights?..............................................   22
   Can a contract be suspended by a Contract Owner?......................   22
   How do I elect an Annuity Commencement Date and form of Annuity?......   22
   What is the minimum amount that I may select for an Annuity
    payment?.............................................................   22
   How are Contributions made to establish my Annuity Account?...........   23
   What are the available Annuity options under the contracts?...........   23
   How are Variable Annuity payments determined?.........................   24
   Can a contract be modified?...........................................   25
 CHARGES UNDER THE CONTRACT..............................................   25
   How are the charges under these contracts made?.......................   25
   Is there ever a time when the sales charges do not apply?.............   26
   What do the sales charges cover?......................................   26
   What is the mortality, expense risk and administrative charge?........   26
   Are there any other administrative charges?...........................   27
   Experience Rating of the Contracts....................................   27
   How much are the deductions for Premium Taxes on these contracts?.....   27
   What charges are made by the Funds?...................................   28
   Are there any other deductions?.......................................   28
 HARTFORD LIFE INSURANCE COMPANY AND THE FUNDS...........................   28
   What is Hartford?.....................................................   28
   What are the Funds?...................................................   28
 FEDERAL TAX CONSIDERATIONS..............................................   32
   What are some of the federal tax consequences which affect these
    contracts?...........................................................   32
 MISCELLANEOUS...........................................................   36
   What are my voting rights?............................................   36
   Will other contracts be participating in the Separate Accounts?.......   36
   How are the contracts sold?...........................................   37
   Who is the custodian of the Separate Accounts' assets?................   37
   Are there any material legal proceedings affecting the Separate
    Accounts?............................................................   37
   Are you relying on any experts as to any portion of this
    Prospectus?..........................................................   37
   Experts...............................................................   37
   How may I get additional information?.................................   37
 APPENDIX -- ACCUMULATION PERIOD UNDER PRIOR GROUP CONTRACTS.............   38
 TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION...............   40

                           GLOSSARY OF SPECIAL TERMS
ACCUMULATION PERIOD: The period before the commencement of Annuity payments. ACCUMULATION UNIT: An accounting unit of measure used to calculate values before Annuity payments begin.


ADMINISTRATIVE OFFICE OF HARTFORD: Currently located at 200 Hopmeadow Street, Simsbury, CT. All correspondence concerning this Contract should be sent to P.O. Box 2999, Hartford, CT 06104-2999 Attn: AMS Service Center Administration, except for overnight or express mail packages, which should be sent to: 200 Hopmeadow Street, Simsbury, CT.



ANNUAL MAINTENANCE FEE: An annual $25 charge on a Contract having a Contract value of less than $50,000, as determined on the most recent Contract Anniversary or upon full surrender of the Contract. The charge is deducted proportionately from the investment options in use at the time of such deduction.

ANNUITANT: A Participant on whose behalf Annuity payments are to be made under a contract.


ANNUITY ACCOUNT: An account established at the commencement of the Annuity Period and under which Annuity payments under the contracts are made.

ANNUITY: A series of payments for life, or for life with a minimum number of payments or a determinable sum guaranteed, or for a joint lifetime and thereafter during the lifetime of the survivor, or for payments for a designated period.
ANNUITY COMMENCEMENT DATE: The date on which Annuity payments are to commence.


ANNUITY PERIOD: The period following the commencement of Annuity payments to an Annuitant.



ANNUITY RIGHTS: In situations where the contract is issued in conjunction with a Deferred Compensation Plan, the Contract Owner's right to apply up to five times the gross Contributions made to the contract during the Accumulation Period (in DC-I only), at the Annuity rates set forth in the contract at the time of issue, at the commencement of the Annuity Period to effect Annuity payments.



ANNUITY UNIT: An accounting unit of measure in the Separate Accounts used to calculate the amount of Variable Annuity payments.

BENEFICIARY: The person(s) designated to receive contract values in the event of the Participant's or Annuitant's death.
CODE: The Internal Revenue Code of 1986, as amended.
COMMISSION: Securities and Exchange Commission.


CONTRACT OWNER: The Employer or an entity which owns the contract.



CONTRACT YEAR: A period of 12 consecutive months commencing on the effective date of the contract or on any anniversary thereof.



CONTRIBUTION(S): The amount(s) paid or transferred to Hartford by the Contract Owner on behalf of Participants pursuant to the terms of the contract.



DATE OF COVERAGE: The date on which the application made on behalf of the Participant is received by Hartford.



DC I: Hartford Life Insurance Company DC Variable Account I.



DC II: A series of Hartford Life Insurance Company Separate Account Two.



DEFERRED COMPENSATION PLAN: A plan established and maintained in accordance with the provisions of Section 457 of the Code and the regulations issued thereunder.



EMPLOYER: A governmental or tax-exempt Employer maintaining a Deferred Compensation Plan for its employees or an employer establishing a Qualified Plan for its employees.



FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the Annuity period and which do not vary with the investment experience of a separate account.



FUNDS: Currently, the Funds described commencing on page 28 of this Prospectus.

GENERAL ACCOUNT: The General Account of Hartford, which consists of all assets of Hartford other than those allocated to its separate accounts, including the Separate Accounts.

HARTFORD: Hartford Life Insurance Company.


MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of the Participant prior to age 65 and before Annuity payments have commenced.



PARTICIPANT: For recordkeeping purposes only, any employee electing to participate in the Deferred Compensation or Qualified Plan of an Employer/Contract Owner.



PARTICIPANT'S CONTRACT YEAR: A period of 12 consecutive months commencing with the Date of Coverage of a Participant and each successive 12 month period thereafter.



PARTICIPANT'S INDIVIDUAL ACCOUNT: An account to which the General Account values and the Accumulation Units held by the Contract Owner on behalf of a Participant under the contract are allocated.



PLAN: The Deferred Compensation Plan or the Qualified Plan of an Employer.



PREMIUM TAX: A tax charged by a state or municipality on premiums, contract purchase payments or contract values.



QUALIFIED PLAN: A voluntary plan of an Employer which qualifies for special tax treatment under a section of the Code.



SEPARATE ACCOUNTS: The separate accounts entitled Hartford Life Insurance Company DC Variable Account-I ("DC-I") and a series of the separate account entitled Hartford Life Insurance Company Separate Account Two ("DC-II").



SUB-ACCOUNT: An account established within the Separate Accounts with respect to a Fund.



VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the each of the Separate Accounts is determined at the close of the New York Stock Exchange (generally, 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between successive Valuation Days.


VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

                                   FEE TABLE
                                    SUMMARY
                      Contract Owner Transaction Expenses
                               (All Sub-Accounts)



 Sales Load on Purchases (as a percentage of premium payments).....    None
 Transfer Fee......................................................  $    5
 Contingent Deferred Sales Charge (as a percentage of amounts withdrawn)
     First through Sixth Year (1)..................................       7%
     Seventh through Twelfth Year..................................       5%
     Thirteenth Year...............................................       0%
 Annual Contract Fee (1)...........................................  $   18
 Annual Expenses -- Separate Account (as a percentage of average account value)
     Mortality and Expense Risk (DC I).............................   0.900%
     Mortality and Expense Risk (DC II)............................   1.250%



    The Transfer Fee, Contingent Deferred Sales Charge, Annual Contract Fee and Mortality and Expense Risk charge may be reduced or eliminated. See "Experience Rating of Contracts" on page 27.


---------


(1) The Annual Contract Fee is a single $18 charge on a Participant's Individual Account. It is deducted proportionally from the investment options in use at the time of the charge. Pursuant to requirements of the 1940 Act, the policy fees have been reflected in the Examples by a method intended to show the "average" impact on the policy fee on an investment in the Separate Account. In the Example, the Annual Contract Fee is approximated as a 0.07% annual asset charge based on the experience of the Contracts.



                         Annual Fund Operating Expenses
                        (as a percentage of net assets)



                                                                        TOTAL FUND
                                                                        OPERATING
                                                                         EXPENSES
                                                               OTHER    (AFTER ANY
                                                  MANAGEMENT  EXPENSES     FEE
                                                     FEES      (AFTER    WAIVERS
                                                  (AFTER ANY    ANY        AND
                                                     FEE      EXPENSE    EXPENSE
                                                   WAIVERS)   REIMBURSEMENT) REIMBURSEMENT)
                                                  ----------  --------  ----------
 Hartford Bond Fund                                 0.490%     0.020%     0.510%
 Hartford Stock Fund.............................   0.430%     0.020%     0.450%
 Hartford Money Market Fund......................   0.425%     0.015%     0.440%
 Hartford Advisers Fund..........................   0.610%     0.020%     0.630%
 Hartford Capital Appreciation Fund..............   0.620%     0.020%     0.640%
 Hartford Mortgage Securities Fund...............   0.425%     0.025%     0.450%
 Hartford Index Fund.............................   0.375%     0.015%     0.390%
 Hartford International Opportunities Fund.......   0.680%     0.090%     0.770%
 Calvert Social Balanced Portfolio (1)...........   0.690%     0.120%     0.810%
 Hartford Dividend & Growth Fund.................   0.660%     0.020%     0.680%
 American Century VP Advantage Fund..............   1.000%     0.000%     1.000%
 American Century VP Capital Appreciation Fund...   1.000%     0.000%     1.000%
 AMS/Fidelity VIP Growth Portfolio (2)...........   0.600%     0.090%     0.690%
 AMS/Fidelity VIP Overseas Portfolio (2).........   0.750%     0.170%     0.920%
 AMS/Fidelity VIP II Contrafund Portfolio (2)....   0.600%     0.110%     0.710%
 AMS/Fidelity VIP II Asset Manager Portfolio
   (2)...........................................   0.550%     0.100%     0.650%


---------


(1) The figures above for the Calvert Social Balanced Portfolio reflect expenses for fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of 0.01% for the Portfolio expected to incurred in 1998. Management and Advisory Expenses includes a performance adjustment, which depending on performance, could cause the fee to be as high as 0.85% or as low as 0.55%. "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.78%.



(2) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been 0.67% for VIP Growth Portfolio, 0.90% for VIP Overseas Portfolio, 0.76% for VIP II Asset Manager Portfolio, and 0.68% for VIP II Contrafund Portfolio

EXAMPLE-DCI



                           If you surrender your Contract     If you annuitize your Contract     If you do not surrender your
                           at the end of the applicable       at the end of the applicable       Contract, you would pay the
                           time period, you would pay the     time period, you would pay the     following expenses on a $1,000
                           following expenses on a $1,000     following expenses on a $1,000     investment, assuming a 5%
                           investment, assuming a 5%          investment, assuming a 5%          annual return on assets:
                           annual return on assets:           annual return on assets:

 SUB-ACCOUNT               1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------    ------ ------- ------- --------    ------ ------- ------- --------
 Bond Fund................  $ 88   $ 125   $ 164    $ 248      $ 14   $  46   $  80    $ 177      $ 15   $  47   $  81    $ 178
 Stock Fund...............    87     123     161      242        14      44      77      170        15      45      78      171
 Money Market Fund........    87     123     161      241        14      44      77      169        14      45      78      170
 Advisers Fund............    89     128     170      261        16      50      87      190        16      51      88      191
 Capital Appreciation
   Fund...................    89     128     171      262        16      50      87      191        17      51      88      192
 Mortgage Securities
   Fund...................    87     123     161      242        14      44      77      170        15      45      78      171
 Index Fund...............    86     121     158      236        13      43      74      163        14      43      75      164
 International
   Opportunities Fund.....    90     132     177      275        17      54      94      206        18      55      95      207
 Calvert Social Balanced
   Portfolio..............    90     133     179      279        18      56      96      210        18      56      97      211
 Dividend & Growth Fund...    89     130     173      266        16      52      90      196        17      52      90      197
 American Century VP
   Advantage Fund.........    92     139     188      298        19      62     106      230        20      62     107      231
 American Century VP
   Capital Appreciation
   Fund...................    92     139     188      298        19      62     106      230        20      62     107      231
 AMS/Fidelity VIP Growth
   Fund...................    89     130     173      267        16      52      90      197        17      53      91      198
 AMS/Fidelity VIP Overseas
   Fund...................    92     137     184      290        19      59     102      222        19      60     103      223
 AMS/Fidelity VIP II
   Contrafund.............    90     130     174      269        17      53      91      199        17      53      92      200
 AMS/Fidelity VIP II Asset
   Manager................    89     129     171      263        16      51      88      192        17      51      89      193



    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.


    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.


EXAMPLE-DCII



                           If you surrender your Contract     If you annuitize your Contract     If you do not surrender your
                           at the end of the applicable       at the end of the applicable       Contract, you would pay the
                           time period, you would pay the     time period, you would pay the     following expenses on a $1,000
                           following expenses on a $1,000     following expenses on a $1,000     investment, assuming a 5%
                           investment, assuming a 5%          investment, assuming a 5%          annual return on assets:
                           annual return on assets:           annual return on assets:

 SUB-ACCOUNT               1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------    ------ ------- ------- --------    ------ ------- ------- --------
 Bond Fund................  $ 91   $ 135   $ 181    $ 284      $ 18   $  57   $  99    $ 215      $ 19   $  58   $ 100    $ 216
 Stock Fund...............    90     133     179      278        17      55      96      209        18      56      97      210
 Money Market Fund........    90     133     178      277        17      55      95      208        18      56      96      209
 Advisers Fund............    92     138     187      296        19      61     105      228        20      62     106      229
 Capital Appreciation
   Fund...................    92     139     188      297        19      61     106      229        20      62     107      230
 Mortgage Securities
   Fund...................    90     133     179      278        17      55      96      209        18      56      97      210
 Index Fund (1)...........    90     131     176      272        17      54      93      202        18      54      94      203
 International
   Opportunities Fund.....    93     142     194      310        21      65     113      243        21      66     113      244
 Calvert Social Balanced
   Portfolio..............    94     143     196      314        21      67     115      247        22      67     115      248
 Dividend & Growth Fund...    93     140     190      301        20      63     108      234        21      63     109      234
 American Century VP
   Advantage Fund.........    96     149     205      333        23      72     125      267        24      73     125      268
 American Century VP
   Capital Appreciation
   Fund...................    96     149     205      333        23      72     125      267        24      73     125      268
 AMS/Fidelity VIP Growth
   Fund...................    93     140     190      302        20      63     109      235        21      64     109      236
 AMS/Fidelity VIP Overseas
   Fund...................    95     147     201      325        22      70     120      259        23      71     121      260
 AMS/Fidelity VIP II
   Contrafund Fund........    93     141     191      304        20      64     110      237        21      64     110      238
 AMS/Fidelity VIP II Asset
   Manager Fund...........    92     139     188      298        19      62     106      230        20      62     107      231


------------

(1) For this table, the Index Fund combined expenses are limited to 1.25%.


    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.


    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                                    SUMMARY
A. CONTRACTS OFFERED


    Group Annuity contracts issued in conjunction with a Deferred Compensation Plan or a Qualified Plan are offered.



    The Qualified Plan contracts available with respect to DC-II are limited to Plans established and sponsored by Employers for their employees. Qualified Plans provide a way for an Employer to establish a funded retirement plan for its employees. The contract issued in connection with a Qualified Plan normally is issued to the Employer or to the trustee or custodian of the Employer's Plan.



    Contract Owners who have purchased a prior series of contracts may continue to make Contributions, subject to the terms and provisions of such contracts. New Participants may be added to such existing contracts, but no new contracts under that series will be issued. Contract Owners of a prior series of contracts are referred to the Appendix on page 38 for a description of the sales charges and other expenses applicable to such earlier series of contracts.

B. ACCUMULATION PERIOD UNDER THE CONTRACTS


    During the Accumulation Period, Contributions to the contracts are used to purchase variable account interests. Contributions allocated to purchase variable interests may, after the deductions described hereafter, be invested in selected Sub-Accounts of the Separate Accounts, as appropriate.

C. CONTINGENT DEFERRED SALES CHARGES


    No deduction for sales expenses is made at the time of allocation of Contributions under the contract. A deduction for contingent deferred sales charges is made if there is any surrender of contract values during the first 12 Participant Contract Years as follows: during the first 6 years thereof, a maximum deduction of 7% will be made against the full amount of any such surrender. During the next 6 years thereof, a maximum deduction of 5% will be made against the full amount of any such surrender. Aggregate deferred sales charges will not exceed 8.50% of all Contributions to that Participant's Individual Account. The amount or term of the contingent deferred sales charge may be reduced (see "Charges Under the Contracts -- Experience Rating of the Contracts," page 27).



    No deduction for contingent deferred sales charges will be made in certain cases. (See "Charges Under the Contracts -- Is there ever a time when the sales charges do not apply?" on page 26.)



    Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account under any contract to no more than three times the total Contributions made on behalf of the Participant during the initial 12 consecutive months following the Date of Coverage. Increases in excess thereof will be accepted only with the consent of Hartford and subject to the then current deductions being made under the contracts.



D. TRANSFERS BETWEEN ACCOUNTS



    During the Accumulation Period a Contract Owner may transfer moneys held in the Separate Account among the available Sub-Accounts. Each transfer under the contract may be subject to a $5.00 Transfer Fee (see "Charges Under the Contracts -- Experience Rating of the Contracts," page 27). However, there may be additional restrictions on such transfers under certain circumstances (see "Operation of the Contract -- May I transfer assets between Sub-Accounts?" on page 18).

E. ANNUITY PERIOD UNDER THE CONTRACTS


    Contract values of Participants' Individual Accounts at the end of the Accumulation Period (and, with respect to DC-I only, any additional Contributions that a Deferred Compensation Plan Contract Owner elects to make at the commencement of the Annuity Period) will, at the direction of the Contract Owner, be allocated to establish Annuity Accounts to provide Fixed Annuities and/or Variable Annuities under the contract.



    Additional Contributions made under the contracts (in connection with Deferred Compensation Plans written with respect to DC-I only) at the beginning of the Annuity Period to increase the amount of Fixed

Annuity and/or Variable Annuity payments, will be subject to a sales charge deduction in the maximum amount of 3.50% of any such Contribution. (See "Payment of Benefits -- How are Contributions made to establish my Annuity Account?" on page 23.)

F. MINIMUM DEATH BENEFITS


    A Minimum Death Benefit under a Participant's Individual Account is provided in the event of the death of the Participant prior to the earlier of (a) such Participant's 65th birthday, or (b) the Annuity Commencement Date. (See "Payment of Benefits -- What would my Beneficiary receive as death proceeds?" on page 20.)

G. ANNUITY OPTIONS


    The Annuity Commencement Date will not be deferred beyond the Participant's 75th birthday or such earlier date as may be required by applicable law and/or regulation. If a Contract Owner does not elect otherwise, Hartford reserves the right to begin Annuity payments automatically upon the Participant's attaining age 65 under an Annuity option providing for a life Annuity with 120 monthly payments certain. (See "Payment of Benefits -- What are the available Annuity options under the contracts?" on page 23.) Hartford will not assume responsibility for determining or monitoring minimum distributions beginning at age 70 1/2. When an Annuity is purchased by a Contract Owner for an Annuitant, Accumulation Unit Values in DC-I or DC-II will be applied to provide a Variable Annuity under DC-II, unless otherwise specified.

H. DEDUCTIONS FOR PREMIUM TAXES


    Deductions will be made during the Accumulation Period and the Annuity Period, as appropriate, for the payment of any Premium Taxes that may be levied against a contract by a state or other governmental entity. The range of such taxes is generally between 0% and 3.50%. (See "Charges Under the Contract -- How much are the deductions for Premium Taxes on the contracts? " page 27.)



I. ASSET CHARGE IN THE SEPARATE ACCOUNTS



    During the Accumulation Period and the Annuity Period, a charge is made by Hartford for providing the mortality, expense risk and administrative costs under the contracts. With respect to contract values held in DC-I, such charge is an annual rate of .90% (.50% for mortality, .15% for expense risk and .25% for administrative undertakings) of the average daily net assets of DC-I. With respect to contract values held in DC-II, such charge is an annual rate of 1.25% (.85% for mortality, .15% for expense risk and .25% for administrative undertakings) of the average daily net assets of DC-II. The rate charged for the mortality, expense and administrative undertakings under the contracts may be reduced (see "Charges Under the Contracts -- Experience Rating of the Contracts," page 27). The rate charged for the mortality, expense risk and administrative undertakings may be periodically increased by Hartford, subject to a maximum annual rate of 2.00%; provided, however, that no such increase will occur unless the Commission shall have first approved any such increase. (See "Charges Under the Contract," page 25.)

J. ANNUAL CONTRACT FEE


    An annual contract fee may be charged against the value of each Participant's Individual Account at the end of the Participant's Contract Year. The maximum annual contract fee is $18 per year on all contracts. (See "Charges Under the Contract," page 25.) Hartford reserves the right to reduce or waive the Annual Contract Fee under certain conditions (see "Charges Under the Contract -- Experience Rating of the Contracts," page 27).

K. FUND FEES AND CHARGES


    The Funds are subject to certain fees, charges and expenses. See the prospectuses for the Funds accompanying this Prospectus.

L. MINIMUM PAYMENT


    The minimum Contribution that may be made each month with respect to a Participant's Individual Account is $30, unless the Employer's Plan provides otherwise.

M. PAYMENT ALLOCATION TO THE SEPARATE ACCOUNTS



    The contracts permit the allocation of Contributions, in multiples of ten percent (10%) of each Contribution, among the several Sub-Accounts of a contract's underlying Separate Accounts.



N. VOTING RIGHTS OF CONTRACT OWNERS AND PARTICIPANTS



    Contract Owners and/or vested Participants will have the right to vote on matters affecting the Fund(s) underlying the contracts, to the extent that proxies are solicited by any such Fund. If a Contract Owner or a Vested Participant does not so vote, Hartford shall vote such Contract Owner's or Participant's interest in the same proportion as shares of the Fund for which instructions have been received by Hartford. (See "Miscellaneous -- What are my voting rights?" on page 36.)

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



    The following information has been derived from the audited financial statements of the Separate Accounts, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


                                                                        YEAR ENDED DECEMBER 31,
                                          -----------------------------------------------------------------------------------
                                            1997      1996      1995     1994     1993     1992      1991     1990     1989
                                          --------  --------  --------  -------  -------  -------  --------  -------  -------
 DC-I
 BOND FUND SUB-ACCOUNT
 (INCEPTION DATE AUGUST 3, 1982)
 Accumulation Unit value at beginning of
  period................................. $  4.201  $  4.099  $  3.499  $ 3.689  $ 3.388  $ 3.251  $  2.827  $ 2.640  $ 2.384
 Accumulation Unit value at end of
  period................................. $  4.641  $  4.201  $  4.099  $ 3.499  $ 3.689  $ 3.388  $  3.251  $ 2.827  $ 2.640
 Number of Accumulation Units outstanding
  at end of period (in thousands)........    8,821     8,711     8,630    9,090   10,092   10,253    10,201    9,871    9,462
 STOCK FUND SUB-ACCOUNT
 (INCEPTION DATE AUGUST 3, 1982)
 Accumulation Unit value at beginning of
  period................................. $ 11.059  $  8.979  $  6.773  $ 6.990  $ 6.190  $ 5.695  $  4.628  $ 4.875  $ 3.916
 Accumulation Unit value at end of
  period................................. $ 14.413  $ 11.059  $  8.979  $ 6.773  $ 6.990  $ 6.190  $  5.695  $ 4.628  $ 4.875
 Number of Accumulation Units outstanding
  at end of period (in thousands)........   44,558    42,224    39,271   39,551   37,542   34,861    32,700   29,962   28,198
 MONEY MARKET FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 14, 1982)
 Accumulation Unit value at beginning of
  period................................. $  2.738  $  2.629  $  2.515  $ 2.450  $ 2.410  $ 2.354  $  2.248  $ 2.106  $ 1.954
 Accumulation Unit value at end of
  period................................. $  2.861  $  2.738  $  2.629  $ 2.515  $ 2.450  $ 2.410  $  2.354  $ 2.248  $ 2.106
 Number of Accumulation Units outstanding
  at end of period (in thousands)........   11,208     9,609     7,884    9,548    9,298    9,999    10,936   11,181    8,871
 ADVISERS FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 2, 1983)
 Accumulation Unit value at beginning of
  period................................. $  4.213  $  3.649  $  2.876  $ 2.993  $ 2.700  $ 2.524  $  2.123  $ 2.123  $ 1.766
 Accumulation Unit value at end of
  period................................. $  5.204  $  4.213  $  3.649  $ 2.876  $ 2.993  $ 2.700  $  2.524  $ 2.123  $ 2.123
 Number of Accumulation Units outstanding
  at end of period (in thousands)........  137,947   136,232   128,415  126,437  119,064  105,648    93,981   84,223   74,660
 CAPITAL APPRECIATION FUND SUB-ACCOUNT
 (INCEPTION DATE APRIL 2, 1984)
 Accumulation Unit value at beginning of
  period................................. $  6.552  $  5.482  $  4.257  $ 4.204  $ 3.524  $ 3.050  $  2.004  $ 2.278  $ 1.858
 Accumulation Unit value at end of
  period................................. $  7.952  $  6.552  $  5.482  $ 4.257  $ 4.204  $ 3.524  $  3.050  $ 2.004  $ 2.278
 Number of Accumulation Units outstanding
  at end of period (in thousands)........   62,609    59,279    52,278   46,086   36,598   25,900    19,437   15,293   13,508


                                            1988
                                           -------
 DC-I
 BOND FUND SUB-ACCOUNT
 (INCEPTION DATE AUGUST 3, 1982)
 Accumulation Unit value at beginning of
  period.................................  $ 2.244
 Accumulation Unit value at end of
  period.................................  $ 2.384
 Number of Accumulation Units outstanding
  at end of period (in thousands)........    9,015
 STOCK FUND SUB-ACCOUNT
 (INCEPTION DATE AUGUST 3, 1982)
 Accumulation Unit value at beginning of
  period.................................  $ 3.332
 Accumulation Unit value at end of
  period.................................  $ 3.916
 Number of Accumulation Units outstanding
  at end of period (in thousands)........   25,658
 MONEY MARKET FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 14, 1982)
 Accumulation Unit value at beginning of
  period.................................  $ 1.842
 Accumulation Unit value at end of
  period.................................  $ 1.954
 Number of Accumulation Units outstanding
  at end of period (in thousands)........    8,703
 ADVISERS FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 2, 1983)
 Accumulation Unit value at beginning of
  period.................................  $ 1.566
 Accumulation Unit value at end of
  period.................................  $ 1.766
 Number of Accumulation Units outstanding
  at end of period (in thousands)........   62,335
 CAPITAL APPRECIATION FUND SUB-ACCOUNT
 (INCEPTION DATE APRIL 2, 1984)
 Accumulation Unit value at beginning of
  period.................................  $ 1.490
 Accumulation Unit value at end of
  period.................................  $ 1.858
 Number of Accumulation Units outstanding
  at end of period (in thousands)........    9,970

                                                                   YEAR ENDED DECEMBER 31,
                                          -------------------------------------------------------------------------
                                            1997      1996      1995     1994     1993     1992     1991     1990
                                          --------  --------  --------  -------  -------  -------  -------  -------
 DC-I
 MORTGAGE SECURITIES FUND SUB-ACCOUNT
 (INCEPTION DATE JANUARY 15, 1987)
 Accumulation Unit value at beginning of
  period................................. $  2.430  $  2.335  $  2.034  $ 2.093  $ 1.993  $ 1.929  $ 1.702  $ 1.571
 Accumulation Unit value at end of
  period................................. $  2.628  $  2.430  $  2.335  $ 2.034  $ 2.093  $ 1.993  $ 1.929  $ 1.702
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................    9,204    10,597    11,067   10,782   11,722   12,046   11,855   10,291
 INDEX FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 3, 1987)
 Accumulation Unit value at beginning of
  period................................. $  1.520  $  2.353  $  1.738  $ 1.735  $ 1.605  $ 1.522  $ 1.190  $ 1.255
 Accumulation Unit value at end of
  period................................. $  1.970  $  1.520  $  2.353  $ 1.738  $ 1.735  $ 1.605  $ 1.522  $ 1.190
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................   67,788    49,989    19,816   15,356   13,489   11,720    8,519    6,350
 CALVERT SOCIAL BALANCED PORTFOLIO
   SUB-ACCOUNT
 (INCEPTION DATE JANUARY 25, 1989)
 Accumulation Unit value at beginning of
  period................................. $  2.152  $  1.929  $  1.504  $ 1.573  $ 1.475  $ 1.388  $ 1.207  $ 1.173
 Accumulation Unit value at end of
  period................................. $  2.563  $  2.152  $  1.929  $ 1.504  $ 1.573  $ 1.475  $ 1.388  $ 1.207
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................   10,795    10,160     9,009    7,899    7,199    5,215    3,508    2.036
 INTERNATIONAL OPPORTUNITIES FUND
   SUB-ACCOUNT
 (INCEPTION DATE JULY 2, 1990)
 Accumulation Unit value at beginning of
  period................................. $  1.488  $  1.330  $  1.181  $ 1.220  $ 0.924  $ 0.979  $ 0.877  $ 1.000
 Accumulation Unit value at end of
  period................................. $  1.459  $  1.488  $  1.330  $ 1.181  $ 1.220  $$0.924  $ 0.979  $ 0.877
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................   38,369    43,558    35,671   38,270   19,894    8,061    4,633    2,564
 DIVIDEND & GROWTH FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 1, 1995)
 Accumulation Unit value at beginning of
  period................................. $  1.490  $  1.224  $  1.000    --       --       --       --       --
 Accumulation Unit value at end of
  period................................. $  1.949  $  1.490  $  1.224    --       --       --       --       --
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................   37,647    20,897     6,317    --       --       --       --       --


                                           1989     1988
                                          -------  -------
 DC-I
 MORTGAGE SECURITIES FUND SUB-ACCOUNT
 (INCEPTION DATE JANUARY 15, 1987)
 Accumulation Unit value at beginning of
  period................................. $ 1.406  $ 1.313
 Accumulation Unit value at end of
  period................................. $ 1.571  $ 1.406
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................   8,919    9,005
 INDEX FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 3, 1987)
 Accumulation Unit value at beginning of
  period................................. $ 0.975  $ 0.850
 Accumulation Unit value at end of
  period................................. $ 1.255  $ 0.975
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................   3,639    1,946
 CALVERT SOCIAL BALANCED PORTFOLIO
   SUB-ACCOUNT
 (INCEPTION DATE JANUARY 25, 1989)
 Accumulation Unit value at beginning of
  period................................. $ 1.000    --
 Accumulation Unit value at end of
  period................................. $ 1.173    --
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................     629    --
 INTERNATIONAL OPPORTUNITIES FUND
   SUB-ACCOUNT
 (INCEPTION DATE JULY 2, 1990)
 Accumulation Unit value at beginning of
  period.................................   --       --
 Accumulation Unit value at end of
  period.................................   --       --
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................   --       --
 DIVIDEND & GROWTH FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 1, 1995)
 Accumulation Unit value at beginning of
  period.................................   --       --
 Accumulation Unit value at end of
  period.................................   --       --
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................   --       --

                                                                   YEAR ENDED DECEMBER 31,
                                          -------------------------------------------------------------------------
                                            1997      1996      1995     1994     1993     1992     1991     1990
                                          --------  --------  --------  -------  -------  -------  -------  -------
 DC-II
 BOND FUND SUB-ACCOUNT
 (INCEPTION DATE AUGUST 25, 1982)
 Accumulation Unit value at beginning of
  period................................. $  4.187  $  4.095  $  3.500  $ 3.689  $ 3.389  $ 3.251  $ 2.827  $ 2.641
 Accumulation Unit value at end of
  period................................. $  4.604  $  4.187  $  4.095  $ 3.500  $ 3.689  $ 3.389  $ 3.251  $ 2.827
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................    1,606     1,655     1,368    1,123      992      816      732      724
 STOCK FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 29, 1982)
 Accumulation Unit value at beginning of
  period................................. $ 11.017  $  8.968  $  6.771  $ 6.988  $ 6.188  $ 5.694  $ 4.627  $ 4.874
 Accumulation Unit value at end of
  period................................. $ 14,295  $ 11.017  $  8.968  $ 6.771  $ 6.988  $ 6.188  $ 5.694  $ 4.627
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................    5,082     4,885     4,413    3,885    3,181    2,517    1,885    1,467
 MONEY MARKET FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 29, 1982)
 Accumulation Unit value at beginning of
  period................................. $  2.725  $  2.624  $  2.512  $ 2.447  $ 2.407  $ 2.351  $ 2.245  $ 2.103
 Accumulation Unit value at end of
  period................................. $  2.834  $  2.725  $  2.624  $ 2.512  $ 2.447  $ 2.407  $ 2.351  $ 2.245
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................    1,473     1,333       989      905      886      884      929      881
 ADVISERS FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 2, 1983)
 Accumulation Unit value at beginning of
  period................................. $  4.201  $  3.647  $  2.876  $ 2.993  $ 2.700  $ 2.524  $ 2.123  $ 2.123
 Accumulation Unit value at end of
  period................................. $  5.168  $  4.201  $  3.647  $ 2.876  $ 2.993  $ 2.700  $ 2.524  $ 2.123
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................   10,299    10,505     9,212    8,279    7,023    7,323    6,220    5,565
 CAPITAL APPRECIATION FUND SUB-ACCOUNT
 (INCEPTION DATE APRIL 2, 1984)
 Accumulation Unit value at beginning of
  period................................. $  6.533  $  5.478  $  4.257  $ 4.204  $ 3.524  $ 3.050  $ 2.004  $ 2.278
 Accumulation Unit value at end of
  period................................. $  7.896  $  6.533  $  5.478  $ 4.257  $ 4.204  $ 3.524  $ 3.050  $ 2.004
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................   11,032    10,979     9,081    6,923    4,940    3,276    2,113    1,455
 MORTGAGE SECURITIES FUND SUB-ACCOUNT
 (INCEPTION DATE JANUARY 15, 1985)
 Accumulation Unit value at beginning of
  period................................. $  2.421  $  2.333  $  2.034  $ 2.093  $ 1.993  $ 1.929  $ 1.702  $ 1.571
 Accumulation Unit value at end of
  period................................. $  2.606  $  2.421  $  2.333  $ 2.034  $ 2.093  $ 1.993  $ 1.929  $ 1.702
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................    1,035     1,141     1,149      994      942      802      736      582


                                           1989     1988     1987
                                          -------  -------  -------
 DC-II
 BOND FUND SUB-ACCOUNT
 (INCEPTION DATE AUGUST 25, 1982)
 Accumulation Unit value at beginning of
  period................................. $ 2.385  $ 2.244  $ 2.273
 Accumulation Unit value at end of
  period................................. $ 2.641  $ 2.385  $ 2.244
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................     594      433      320
 STOCK FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 29, 1982)
 Accumulation Unit value at beginning of
  period................................. $ 3.915  $ 3.331  $ 3.200
 Accumulation Unit value at end of
  period................................. $ 4.874  $ 3.915  $ 3.331
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................   1,156    1,011      951
 MONEY MARKET FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 29, 1982)
 Accumulation Unit value at beginning of
  period................................. $ 1.951  $ 1.840  $ 1.749
 Accumulation Unit value at end of
  period................................. $ 2.103  $ 1.951  $ 1.840
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................     718      628      389
 ADVISERS FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 2, 1983)
 Accumulation Unit value at beginning of
  period................................. $ 1.766  $ 1.566  $ 1.497
 Accumulation Unit value at end of
  period................................. $ 2.123  $ 1.766  $ 1.566
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................   5,227    4,631    4,283
 CAPITAL APPRECIATION FUND SUB-ACCOUNT
 (INCEPTION DATE APRIL 2, 1984)
 Accumulation Unit value at beginning of
  period................................. $ 1.858  $ 1.490  $ 1.579
 Accumulation Unit value at end of
  period................................. $ 2.278  $ 1.858  $ 1.490
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................   1,037      787      664
 MORTGAGE SECURITIES FUND SUB-ACCOUNT
 (INCEPTION DATE JANUARY 15, 1985)
 Accumulation Unit value at beginning of
  period................................. $ 1.406  $ 1.313  $ 1.296
 Accumulation Unit value at end of
  period................................. $ 1.571  $ 1.406  $ 1.313
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................     845      764      598

                                                                   YEAR ENDED DECEMBER 31,
                                          -------------------------------------------------------------------------
                                            1997      1996      1995     1994     1993     1992     1991     1990
                                          --------  --------  --------  -------  -------  -------  -------  -------
 INDEX FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 3, 1987)
 Accumulation Unit value at beginning of
  period................................. $  2.848  $  2.353  $  1.738  $ 1.735  $ 1.605  $ 1.522  $ 1.190  $ 1.255
 Accumulation Unit value at end of
  period................................. $  3.745  $  2.848  $  2.353  $ 1.738  $ 1.735  $ 1.605  $ 1.522  $ 1.190
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................    5,415     4,378     3,153    2,376    1,862    1,437      871      595
 CALVERT SOCIAL BALANCED PORTFOLIO
   SUB-ACCOUNT
 (INCEPTION DATE JANUARY 25, 1989)
 Accumulation Unit value at beginning of
  period................................. $  2.021  $  1.817  $  1.417  $ 1.483  $ 1.391  $ 1.308  $ 1.138  $ 1.106
 Accumulation Unit value at end of
  period................................. $  2.396  $  2.021  $  1.817  $ 1.417  $ 1.483  $ 1.391  $ 1.308  $ 1.138
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................    1,291     1,193       923      693      498      317      187       94
 INTERNATIONAL OPPORTUNITIES FUND
   SUB-ACCOUNT
 (INCEPTION DATE JULY 2, 1990)
 Accumulation unit value at beginning of
  period................................. $  1.483  $  1.329  $  1.181  $ 1.220  $ 0.924  $ 0.979  $ 0.877  $ 1.000
 Accumulation unit value at end of
  period................................. $  1.469  $  1.483  $  1.329  $ 1.181  $ 1.220  $ 0.924  $ 0.979  $ 0.877
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................    5,864     5,996     4,520    3,640    1,495      553      220       52
 DIVIDEND & GROWTH FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 1, 1995)
 Accumulation Unit value at beginning of
  period................................. $  1.490  $  1.223  $  1.000    --       --       --       --       --
 Accumulation Unit value at end of
  period................................. $  1.933  $  1.490  $  1.223    --       --       --       --       --
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................    6,877     3,874       558    --       --       --       --       --
 AMS/AMERICAN CENTURY VP ADVANTAGE FUND
   SUB-ACCOUNT
 (INCEPTION DATE JULY 1, 1995)
 Accumulation Unit value at beginning of
  period................................. $  1.134  $  1.051  $  1.000    --       --       --       --       --
 Accumulation Unit value at end of
  period................................. $  1.264  $  1.134  $  1.051    --       --       --       --       --
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................      189       144        36    --       --       --       --       --
 AMS/AMERICAN CENTURY VP CAPITAL
   APPRECIATION FUND SUB-ACCOUNT
 (INCEPTION DATE JULY 1, 1995)
 Accumulation Unit value at beginning of
  period................................. $  1.021  $  1.081  $  1.000    --       --       --       --       --
 Accumulation Unit value at end of
  period................................. $  0.976  $  1.021  $  1.081    --       --       --       --       --
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................    1,520     1,108       634    --       --       --       --       --


                                           1989     1988     1987
                                          -------  -------  -------
 INDEX FUND SUB-ACCOUNT
 (INCEPTION DATE JUNE 3, 1987)
 Accumulation Unit value at beginning of
  period................................. $ 0.975  $ 0.850  $ 1.000
 Accumulation Unit value at end of
  period................................. $ 1.255  $ 0.975  $ 0.850
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................     275      116       49
 CALVERT SOCIAL BALANCED PORTFOLIO
   SUB-ACCOUNT
 (INCEPTION DATE JANUARY 25, 1989)
 Accumulation Unit value at beginning of
  period................................. $ 1.000    --       --
 Accumulation Unit value at end of
  period................................. $ 1.106    --       --
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................      18    --       --
 INTERNATIONAL OPPORTUNITIES FUND
   SUB-ACCOUNT
 (INCEPTION DATE JULY 2, 1990)
 Accumulation unit value at beginning of
  period.................................   --       --       --
 Accumulation unit value at end of
  period.................................   --       --       --
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................   --       --       --
 DIVIDEND & GROWTH FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 1, 1995)
 Accumulation Unit value at beginning of
  period.................................   --       --       --
 Accumulation Unit value at end of
  period.................................   --       --       --
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................   --       --       --
 AMS/AMERICAN CENTURY VP ADVANTAGE FUND
   SUB-ACCOUNT
 (INCEPTION DATE JULY 1, 1995)
 Accumulation Unit value at beginning of
  period.................................   --       --       --
 Accumulation Unit value at end of
  period.................................   --       --       --
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................   --       --       --
 AMS/AMERICAN CENTURY VP CAPITAL
   APPRECIATION FUND SUB-ACCOUNT
 (INCEPTION DATE JULY 1, 1995)
 Accumulation Unit value at beginning of
  period.................................   --       --       --
 Accumulation Unit value at end of
  period.................................   --       --       --
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................   --       --       --

                                                                   YEAR ENDED DECEMBER 31,
                                          -------------------------------------------------------------------------
                                            1997      1996      1995     1994     1993     1992     1991     1990
                                          --------  --------  --------  -------  -------  -------  -------  -------
 AMS/FIDELITY VIP OVERSEAS FUND
   SUB-ACCOUNT
 (INCEPTION DATE JULY 1, 1995)
 Accumulation Unit value at beginning of
  period................................. $  1.152  $  1.030  $  1.000    --       --       --       --       --
 Accumulation Unit value at end of
  period................................. $  1.269  $  1.152  $  1.030    --       --       --       --       --
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................    1,563       921       181    --       --       --       --       --
 AMS/FIDELITY VIP II ASSET MANAGER FUND
   SUB-ACCOUNT
 (INCEPTION DATE JULY 1, 1995)
 Accumulation Unit value at beginning of
  period................................. $  1.230  $  1.087  $  1.000    --       --       --       --       --
 Accumulation Unit value at end of
  period................................. $  1.466  $  1.230  $  1.087    --       --       --       --       --
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................    2,172     1,491       312    --       --       --       --       --
 AMS/FIDELITY VIP II CONTRAFUND FUND
   SUB-ACCOUNT
 (INCEPTION DATE JULY 1, 1995)
 Accumulation Unit value at beginning of
  period................................. $  1.316  $  1.099  $  1.000    --       --       --       --       --
 Accumulation Unit value at end of
  period................................. $  1.613  $  1.316  $  1.099    --       --       --       --       --
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................    7,407     5,069     1,808    --       --       --       --       --
 AMS/FIDELITY VIP GROWTH FUND SUB-ACCOUNT
 (INCEPTION DATE JULY 1, 1995)
 Accumulation Unit value at beginning of
  period................................. $  1.215  $  1.073  $  1.000    --       --       --       --       --
 Accumulation Unit value at end of
  period................................. $  1.482  $  1.215  $  1.073    --       --       --       --       --
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................    7,393     5,773     2,055    --       --       --       --       --


                                           1989     1988     1987
                                          -------  -------  -------
 AMS/FIDELITY VIP OVERSEAS FUND
   SUB-ACCOUNT
 (INCEPTION DATE JULY 1, 1995)
 Accumulation Unit value at beginning of
  period.................................   --       --       --
 Accumulation Unit value at end of
  period.................................   --       --       --
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................   --       --       --
 AMS/FIDELITY VIP II ASSET MANAGER FUND
   SUB-ACCOUNT
 (INCEPTION DATE JULY 1, 1995)
 Accumulation Unit value at beginning of
  period.................................   --       --       --
 Accumulation Unit value at end of
  period.................................   --       --       --
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................   --       --       --
 AMS/FIDELITY VIP II CONTRAFUND FUND
   SUB-ACCOUNT
 (INCEPTION DATE JULY 1, 1995)
 Accumulation Unit value at beginning of
  period.................................   --       --       --
 Accumulation Unit value at end of
  period.................................   --       --       --
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................   --       --       --
 AMS/FIDELITY VIP GROWTH FUND SUB-ACCOUNT
 (INCEPTION DATE JULY 1, 1995)
 Accumulation Unit value at beginning of
  period.................................   --       --       --
 Accumulation Unit value at end of
  period.................................   --       --       --
 Number of Accumulation Units outstanding
  at end of period
  (in thousands).........................   --       --       --

                        PERFORMANCE RELATED INFORMATION
    Each Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about the Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


    The Advisers Fund, Bond Fund, Calvert Social Balanced Portfolio, Capital Appreciation Fund, Dividend and Growth Fund, Index Fund, International Opportunities Fund, Money Market Fund, Mortgage Securities Fund, Stock Fund, AMS/American Century VP Advantage Fund, AMS/American Century VP Capital Appreciation Fund, AMS/Fidelity VIP II Asset Manager Fund, AMS/Fidelity VIP II Contrafund Fund, AMS/Fidelity VIP Growth Fund and AMS/Fidelity VIP Overseas Fund Sub-Accounts may include total return in advertisements or other sales material.

    When a Sub-Account advertises its standardized total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures are net of all Fund level management fees and changes. The mortality and expense risk charge and the Annual Contract Fee.
    The Bond Fund, Mortgage Securities Fund and American Century VP Advantage Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the Annual Contract Fee and the mortality and expense risk charge.
    The Money Market Fund Sub-Account may advertise yield and effective yield. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the Annual Contract Fee and the mortality and expense risk charge.
    Total return at the Separate Account level includes all contract charges: contingent and deferred sales charges, mortality and expense risk charges, and the Annual Contract Fee and is therefore lower than total return at the Fund level, with no comparable charges. Likewise, yield at the Separate Account level includes all recurring charges (except sales charges), and is therefore lower than yield at the Fund level, with no comparable charges.

                                  INTRODUCTION


    This Prospectus has been designed to provide you with the necessary information to make a decision on purchasing contracts issued in conjunction with a Deferred Compensation Plan or Qualified Plan of an Employer offered by Hartford in Separate Account DC-I or Separate Account DC-II. This Prospectus describes only the elements of the contracts pertaining to the variable portion of the contract. The contracts may contain a General Account option which is not described in this Prospectus. Please read the "Glossary of Special Terms," pages 3 and 4, prior to reading this Prospectus to familiarize yourself with the terms being used.

                    THE CONTRACTS AND THE SEPARATE ACCOUNTS
WHAT ARE THE CONTRACTS?
    On contracts issued in conjunction with a Deferred Compensation Plan of an Employer, variable account Contributions are held in Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the Accumulation Period and in a series of Hartford Life Insurance Company Separate Account Two ("DC-II") during the Annuity Period.
    On contracts issued in conjunction with a Qualified Plan of an Employer, Contributions are held in DC-II during both the Accumulation Period and Annuity Period.
    The Qualified Plan contracts available with respect to DC-II are limited to voluntary plans established and sponsored by Employers for their Employees. Qualified Plans provide a way for an Employer to establish a funded retirement plan for its Employees. The contract is normally issued to the Employer or to the trustee or custodian of the Employer's Plan.


    Deferred Compensation Plans provide a way for an Employer and its Employees to arrange for eligible employees to defer a certain portion of their income ("Deferred Compensation") to a determinable future date and thereby defer current federal income taxes on such deferred compensation until actually received by the Employee according to the terms of the Employer's Plan. An Employer contemplating the offering of such a Plan should consult with its legal counsel with respect to any securities aspects of interest in such Plans. At all times, the Employer is the sole and exclusive owner of the contract issued with respect to the Plan. An Employee electing to participate in the Employer's Plan is, at all times, a general creditor of the Employer establishing the Plan. The Small Business Job Protection Act of 1996, effective August 20, 1996, requires that all assets and income of an eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified custodial accounts or annuity contracts) for the exclusive benefit of participants and their beneficiaries. Special transition rules apply to such governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such Plans need not establish a trust before January 1, 1999.



    Contract Owners who have purchased a prior series of contracts may continue to make Contributions to such contracts subject to the terms and provisions of their contracts. New Participants may be added to existing contracts of the prior series but no new contracts of that series will be issued. Prior Contract Owners are referred to the Appendix (commencing on page 38) for a description of the sales charges and other expenses applicable to earlier series of contracts.

    During the Accumulation Period under the contracts, Contributions made by the Employer to the contracts are used to purchase variable account interests. Contributions allocated to purchase variable interests may, after the deductions described hereafter, be invested in selected Sub-Accounts of DC-I or DC-II, as appropriate.
WHO CAN BUY THESE CONTRACTS?


    The group variable annuity contracts offered under this Prospectus are offered for use in connection with plans qualified under Section 403(b) of the Internal Revenue Code, including annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 501(c)(3) of the Internal Revenue Code; annuity purchase plans adopted according to Section 408 of the Internal Revenue Code, including employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and certain eligible deferred compensation plans as defined in Section 457 of the Internal Revenue Code; and pension or profit-sharing plans described in Section 401(a) and 401(k) ("Qualified Contracts").

WHAT ARE THE SEPARATE ACCOUNTS AND HOW DO THEY OPERATE?


    Provision has been made for two different Separate Accounts (DC-I and DC-II), to be operative during the life of the contracts which are issued in conjunction with Deferred Compensation Plans. This arrangement provides for tax treatment of DC-I which may provide tax advantages to Deferred Compensation Plan Contract Owners. (see "Federal Tax Considerations," page 32.) Provision has been made for DC-II only to be operative during the life of a contract issued in conjunction with a Qualified Plan. DC-I and DC-II have been organized as unit investment trust types of investment companies and have been registered as such with the Commission under the Investment Company Act of 1940, as amended. The Separate Accounts meet the definition of "separate account" under federal securities law.

    Registration of the Separate Accounts with the Commission does not involve supervision of the management or investment practices or policies of the Separate Account or of Hartford by the Commission. However, Hartford and the Separate Accounts are subject to supervision and regulation by the Department of Insurance of the State of Connecticut.
    Under Connecticut law, the assets of the Separate Accounts attributable to the contracts offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those contracts. Also, in accordance with the contracts, the assets in the Separate Accounts attributable to contracts participating in the Separate Accounts are not chargeable with liabilities arising out of any other business Hartford may conduct. So, you will not be affected by the rate of return of Hartford's general account, nor by the investment performance of any of Hartford's other separate accounts.
    Your contributions are allocated to one or more Sub-Accounts of the Separate Account. Each Sub-Account is invested exclusively in the assets of one underlying Fund. Contributions and proceeds of transfers between Sub-Accounts are applied to purchase shares in the appropriate Fund at net asset value determined as of the end of the Valuation Period during which the payments were received or the transfer made. All distributions from the Fund are reinvested at net asset value. The value of your investment during the Accumulation Period will therefore vary in accordance with the net income and fluctuation in the individual investments within the underlying Fund portfolio or portfolios. During the Variable Annuity payout period, both your annuity payments and reserve values will vary in accordance with these factors.
    HARTFORD DOES NOT GUARANTEE THE INVESTMENT RESULTS OF THE SUB-ACCOUNTS OR ANY OF THE UNDERLYING INVESTMENTS. THERE IS NO ASSURANCE THAT THE VALUE OF A CONTRACT DURING THE YEARS PRIOR TO RETIREMENT OR THE AGGREGATE AMOUNT OF THE VARIABLE ANNUITY PAYMENTS WILL EQUAL THE SUM OF ALL CONTRIBUTIONS MADE UNDER THE CONTRACT. SINCE EACH UNDERLYING FUND HAS DIFFERENT INVESTMENT OBJECTIVES, EACH IS SUBJECT TO DIFFERENT RISKS. THESE RISKS ARE MORE FULLY DESCRIBED IN THE ACCOMPANYING FUND PROSPECTUSES.
    Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Commission.
    Hartford also reserves the right, subject to compliance with the law to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the contracts in the future.
    The Separate Accounts may be subject to liabilities arising from series whose assets are attributable to other variable annuity contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus.
    Hartford may offer additional separate account options from time to time under these contracts. Such new options will be subject to the then in effect charges fees, and/or transfer restrictions for the contracts for such additional separate accounts.

                           OPERATION OF THE CONTRACT
HOW ARE CONTRIBUTIONS CREDITED?
    A Master Contract is issued to an association, Employer or Employer group designated entity. Employer's participating in the Master Contract will do so by executing a Joinder Agreement through which they agree to participate in the Master Contract. The provisions in the Master Contract are fully and separately applicable to each joining Employer and to Participant's Individual Accounts thereunder. The variable contracts of prior series are no longer issued, however, Contract Owners may continue to make Contributions to those contracts. Such Contract Owners should refer to the Appendix, page 38, for a description of the sales charges and other expenses applicable to such contracts.


    A group contract is issued to an Employer adopting a Plan and will cover all present and future Participants in the Employer's Plan. Contracts provide for variable (Separate Account) Contributions and allocations to the General Account during the Accumulation Period.



    The number of Accumulation Units in each Sub-Account to be credited to a Participant's Individual Account will be determined by dividing the portion of the Contribution being credited to each Sub-Account by the value of an Accumulation Unit in that Sub-Account on the applicable Valuation Day.



    Initial Contributions are priced for crediting to a Participant's Individual Account within two business days after receipt of a properly completed application and the initial Contribution by Hartford at its Administrative Office. If an application or any other necessary information (collectively, "application") is incomplete when received, the initial Contribution will be credited to the Participant's Individual Account not later than two business days after the application is made complete. However, if an incomplete application is not made complete within five business days of its initial receipt, the Contribution will be immediately returned unless you have been informed of the delay and request that the Contribution not be returned.



    Subsequent Contributions properly designated for a Participant's Individual Account are priced for crediting to such Participant's Individual Account on the Valuation Day that the Contribution is received by Hartford at its Administrative Office, or other designated location.

    The number of Sub-Account Accumulation Units will not change because of a subsequent change in an Accumulation Unit's value, but the dollar value of an Accumulation Unit will vary to reflect the investment experience of the appropriate Fund shares that serve as the underlying investment for the Sub-Account.

MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTIONS?
    Yes, however the minimum Contribution that may be made at any one time on behalf of a Participant during the Accumulation Period under a contract is $30.00, unless the Employer's Plan provides otherwise. If the Plan adopted by the Contract Owner so provides, the contract permits the allocation of Contributions, in multiples of 10% among the several Sub-Accounts of DC-I and DC-II. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10.00. Such changes must be requested in the form and manner prescribed by Hartford.


MAY I TRANSFER ASSETS BETWEEN SUB-ACCOUNTS?

    Yes, during the Accumulation Period you may transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another.
    The following transfer restrictions apply to contracts issued or amended on or after May 1, 1992:
    Transfers of assets presently held in the General Account, or which were held in the General Account at any time during the preceding three months, to the Money Market Fund Sub-Account are prohibited.
    Similarly, transfers of assets presently held in the Money Market Fund Sub-Account, or which were held in the Money Market Sub-Account or the General Account during the preceding three months, to the General Account are prohibited.


    Transfers between Sub-Accounts and changes in Sub-Account allocated may be made by written request or by calling 1-800-771-3048. Any transfers or changes made in writing will be effected as of the date the request is received by Hartford at its Administrative Office, P.O. Box 2999, Hartford, CT 06104-2999. Telephone transfer changes may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that Participants provide certain identifying information. All transfer instructions by telephone are recorded. Each transfer may be subject to a $5.00 transfer fee (see "Charges Under the Contract -- Experience Rating of Contracts," page 27).

    In addition, the right, with respect to a Participant's Individual Account, to transfer monies between Sub-Accounts is subject to modification if Hartford determines, in its sole opinion, that the exercise of that right by the Contract Owner/Participant is, or would be, to the disadvantage of other Contract Owners/Participants. Any modification could be applied to transfers to or from the same or all of the Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Participant or Contract Owner, or limiting the dollar amount that may be transferred between Sub-Accounts by a Contract Owner/ Participant at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners/Participants.


MAY I SYSTEMATICALLY TRANSFER ASSETS TO THE SUB-ACCOUNTS?

    If, during the Accumulation Period, the portion of your contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Money Market Fund Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Money Market Fund Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, quarterly, semi-annual or annual intervals. This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.
    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five business days after Hartford receives your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed on page 18. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form provided by Hartford. You may specify a maximum of five Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market Fund Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by notice to Hartford in writing or by calling 1-800-528-9009 and giving notice to a Hartford representative on our recorded telephone line.
WHAT HAPPENS IF THE CONTRACT OWNER FAILS TO MAKE CONTRIBUTIONS?
    A contract will be deemed paid-up within 30 days after any anniversary date of the contract if the Contract Owner has not remitted a Contribution to Hartford during the preceding 12 month period. Effective with a change of the contract to paid-up status, no further Contributions will be accepted by Hartford and each Participant's Individual Account will be considered an inactive account until the commencement of Annuity payments or until the value of the Participant's Individual Account is disbursed or applied in accordance with the termination provisions (see "How can a contract be redeemed or surrendered?" commencing on page 21). Once a contract has been placed on a paid-up status it may not be reinstated. Persons receiving Annuity payments at the time of any change to paid-up status will continue to receive their payments.

MAY I ASSIGN OR TRANSFER THE CONTRACT?


    Qualified Plans and Deferred Compensation Plans generally prohibit the assignment of a contract or any interest therein. No assignment will be effective until a copy has been filed at the offices of Hartford at Hartford, Connecticut, prior to settlement for Hartford's liability under the contract. Hartford assumes no responsibility for the validity of any such assignments. Participants may not assign their individual account interests.

HOW DO I KNOW WHAT MY ACCOUNT IS WORTH?
    The value of the Accumulation Units in the Separate Accounts representing an interest in the appropriate Fund shares that are held under the contract were initially established on the date that Contributions were first contributed to the appropriate Sub-Account of the Separate Account. The value of the respective Accumulation Units for any subsequent day is determined by multiplying the Accumulation Unit value for the preceding day by the net investment factor of the appropriate Sub-Accounts, as appropriate. (See "How is the Accumulation Unit value determined?" commencing on page 20.)
    The value of a Participant's Individual Account under a contract at any time prior to the commencement of Annuity payments can be determined by multiplying the total number of Sub-Account Accumulation Units credited to a Participant's Individual Account by the current Accumulation Unit value for the respective Sub-Account. There is no assurance that the value in the Sub-Accounts will equal or exceed the Contributions made by the Contract Owner to such Sub-Accounts.
HOW IS THE ACCUMULATION UNIT VALUE DETERMINED?
    The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each "Valuation Day" by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period and subtracting from that amount the amount of any charges assessed during the Valuation Period then ending. You should refer to the prospectuses for the Funds which accompany this Prospectus for a description of how the assets of each Fund are valued, since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and, therefore, the value of a contract.
HOW ARE THE UNDERLYING FUND SHARES VALUED?
    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying prospectus for each Fund.
                              PAYMENT OF BENEFITS
WHAT WOULD MY BENEFICIARY RECEIVE AS DEATH PROCEEDS?
    The contracts provide that in the event the Participant dies before the selected Annuity Commencement Date or the Participant's age 65 (whichever occurs first) the Minimum Death Benefit payable on such contract will be the greater of
(a) the value of the Participant's Individual Account determined as of the day written proof of death of such person is received by Hartford or (b) 100% of the total Contributions made to such Account, reduced by any prior partial surrenders.
    The benefit may be taken by the Contract Owner in a single sum, in which case payment will be made within seven days of receipt of proof of death by Hartford, unless subject to postponement as explained below. In lieu of payment in one sum, a Contract Owner may elect that the amount be applied, subject to the suspension provisions described below, under any one of the optional Annuity forms provided under DC-II (see "What are the available Annuity options under the contracts?" commencing on page 23) to provide Annuity payments to the Beneficiary.
    An election to receive death benefits under a form of Annuity must be made prior to a lump sum settlement with Hartford and within one year after the death by written notice to Hartford at its offices in Hartford, Connecticut. Benefit proceeds due on death may be applied to provide variable payments, fixed payments or a combination of variable and fixed payments. No election to provide Annuity payments will become operative unless the initial Annuity payment is at least $20.00 on either a variable or fixed basis or $20.00 on each basis when a combination benefit is elected. The manner in which the Annuity payments are determined and in which they may vary from month to month are the same as applicable to a Participant's Individual Account after retirement. (See "How are Contributions made to establish my Annuity Account?" commencing on page 23.)
HOW CAN A CONTRACT BE REDEEMED OR SURRENDERED?


    THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(B) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(B) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS (A) ATTAINED AGE 59 1/2, (B) TERMINATED EMPLOYMENT, (C) DIED, (D) BECOME DISABLED OR (E) EXPERIENCED FINANCIAL HARDSHIP.

    DISTRIBUTIONS DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%.
    HARTFORD WILL NOT ASSUME ANY RESPONSIBILITY IN DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 ACCOUNT VALUES.
    On termination of Contributions to a contract by the Contract Owner on behalf of a Participant prior to the selected Annuity Commencement Date for such Participant, the Contract Owner will have the following options:
    1. To continue a Participant's Individual Account in force under the contract. Under this option, when the selected Annuity Commencement Date arrives, the Contract Owner will begin to receive Annuity payments under the selected Annuity option under the contract. (See "What are the available Annuity options under the contracts?" commencing on page 23.) At any time in the interim, a Contract Owner may surrender a Participant's Individual Account for a lump sum cash settlement in accordance with 3. below.
    2. To provide Annuity payments immediately. The values in a Participant's Individual Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payments, or a combination thereof, commencing immediately, under the selected Annuity option under the contract. (See "What are the available Annuity options under the contracts?" commencing on page 23.)


    3. To surrender a Participant's Individual Account under the contract for a lump sum cash settlement, in which event the Annual Contract Fee and any applicable contingent deferred sales charges will be deducted. (See "How are the charges under these contracts made?" commencing on page 25.) The amount received will be the net termination value next computed after receipt by Hartford at its Administrative Office, P.O. Box 2999, Hartford, CT 06104-2999, of a written surrender request for complete surrender. Payment will normally be made as soon as possible, but not later than seven days after the written request is received by Hartford.

    4. In the case of a partial surrender, the amount requested is either taken out of the specified Sub-Account(s) or, if no Sub-Account(s) are specified, the requested amount is taken out of all applicable Sub-Account(s) on a pro rata basis. Within this context, the contingent deferred sales charges are taken as a percentage of the amount withdrawn. (See "How are the charges under these contracts made?" commencing on page 25.) If the contingent deferred sales charges have been experience rated (see "How are the charges under these contracts made?" commencing on page 25), any amounts not subject to the contingent deferred sales charge will be deemed to be surrendered last.
CAN PAYMENT OF THE REDEMPTION OR SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN DAY PERIOD?
    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission; (b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

MAY I SURRENDER ONCE ANNUITY PAYMENTS HAVE STARTED?
    Except with respect to Option 5 (on a variable payout), once Annuity payments have commenced for an Annuitant, no surrender of a life Annuity benefit can be made for the purpose of receiving a partial withdrawal or a lump sum settlement in lieu thereof. Any surrender out of Option 5 will be subject to contingent deferred sales charges, if applicable.


WHAT ARE ANNUITY RIGHTS?

    Annuity Rights are provided under contracts issued only in conjunction with Deferred Compensation Plans, with respect to DC-I only, entitling the Contract Owner to have Annuity payments at the rates set forth in the contract at the time of issue. Such rates will be made applicable to all amounts held in a Participant's Individual Account during the Annuity Period under such contract which do not exceed five times the gross Contributions made during the Accumulation Period with respect to such Participant's Individual Account thereunder. To the extent that the value of a Participant's Individual Account at the end of the Accumulation Period is insufficient to fund the Annuity Rights provided, the Contract Owner shall have the right to apply additional Contributions to the values held in a Participant's Individual Account in order to exercise all of the Annuity Rights provided. Any amounts in excess thereto may be applied by Hartford at Annuity rates then being offered by Hartford.
CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?


    A contract may be suspended by the Contract Owner by giving written notice at least 90 days prior to the effective date of such suspension to Hartford at its Administrative Office, P.O. Box 2999, Hartford, CT 06104-2999. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract (as described under the caption "Can a contract be modified?" commencing on page 25), which modifications would have become effective on or before that anniversary. Upon suspension, Contributions will continue to be accepted by Hartford under the contract and, subject to the terms thereof, as they are applicable to Participant's Individual Accounts under the contracts prior to such suspension; but no Contributions will be accepted on behalf of any new Participant's Individual Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a contract will not preclude the Contract Owner's applying existing Participant's Individual Accounts under DC-I or DC-II, as appropriate, to the purchase of Fixed or Variable Annuity benefits.

HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND FORM OF ANNUITY?
    The Contract Owner selects an Annuity Commencement Date, usually between a Participant's 50th and 75th birthdays, and an Annuity Option. The Annuity Commencement Date may not be deferred beyond a Participant's 75th birthday or such earlier date as may be required by applicable law and/or regulation. The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month.


    The contract contains five optional annuity forms which may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, Hartford reserves the right to begin Annuity payments at age 65 under Option 2 with 120 monthly payments certain. However, Hartford will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2.

    When an Annuity is purchased by a Contract Owner for an Annuitant, unless otherwise specified, DC-I or DC-II Accumulation Unit values will be applied to provide a Variable Annuity under DC-II.
WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYMENT?
    The minimum Annuity payment is $20.00. No election may be made which results in a first payment of less than $20.00. If at any time Annuity payments are or become less than $20.00, Hartford has the right to change the frequency of payment to intervals that will result in payments of at least $20.00.

HOW ARE CONTRIBUTIONS MADE TO ESTABLISH MY ANNUITY ACCOUNT?
    During the Annuity Period, contract values and any allowable additional Contributions made by the Contract Owner for the purpose of effecting Annuity payments under the contract (Deferred Compensation Plans Only) are, based upon the information received from the Contract Owner, applied to establish Annuitant's Accounts under the contracts to provide Fixed or Variable Annuity payments.
    At the end of the Accumulation Period with respect to a Participant's Individual Account there is an automatic transfer of all DC-I values to DC-II which are used to establish Annuitant's Accounts with respect to DC-II. Such transfer will be effected by a transfer of ownership of DC-I interests in the underlying securities to DC-II. The value of a Participant's Individual Account that is transferred to DC-II hereunder will be without application of any sales charges or other expenses, with the exception of any applicable Premium Taxes. DC-II values held during the Accumulation Period under a contract are retained in DC-II.
    In addition to having the right to allocate the value of a Participant's Individual Account held in the Separate Account during the Accumulation Period to establish an Annuitant's Account during the Annuity Period, a Deferred Compensation Plan Contract Owner (with respect to DC-I, only) may make additional Contributions at the beginning of the Annuity Period for the purpose of effecting increased Annuity payments for Participants. All such additional Contributions shall be subject to a deduction for sales expenses, as well as any applicable Premium Taxes as follows:

ADDITIONAL CONTRIBUTION TO AN ANNUITANT'S ACCOUNT                                                        TOTAL DEDUCTION
-------------------------------------------------------------------------------------------------------  ---------------
    On the first $50,000...............................................................................        .50%
    On the next $50,000................................................................................       2.00%
    On excess over $100,000............................................................................       1.00%

WHAT ARE THE AVAILABLE ANNUITY OPTIONS UNDER THE CONTRACTS?
OPTION 1: LIFE ANNUITY
    A life annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant. This option offers the maximum level of monthly payments of any of the other life options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.
    It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two payments if he died before the due date of the third Annuity payment, etc. *OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN
    This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Hartford. *OPTION 3: UNIT REFUND LIFE ANNUITY
    This Annuity option is an Annuity payable monthly during the lifetime of the Annuitant terminating with the last payment due prior to the death of the Annuitant except that an additional payment will be made to the Beneficiary or Beneficiaries if (a) below exceeds (b) below:


                        total amount applied under the option
 (a)  =                    at the Annuity Commencement Date
         --------------------------------------------------------------------
                 Annuity Unit value at the Annuity Commencement Date

         number of Annuity Units represented by         number of monthly
 (b)  =  each monthly Annuity Payment made         X    Annuity Payments made


    The amount of the additional payments will be determined by multiplying such excess by the Annuity Unit value as of the date that proof of death is received by Hartford.

OPTION 4: JOINT AND LAST SURVIVOR ANNUITY
    An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor.


    At the Annuitant's death, payments will continue to be made to the contingent annuitant, if living for the remainder of the contingent annuitant's life. When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3% or 100%) of the monthly annuity payment will continue to be paid to the contingent annuitant.

    It would be possible under this Option for an Annuitant and designated second person in the event of the common or simultaneous death of the parties to receive only one payment in the event of death prior to the due date for the second payment and so on.
*OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD
    An amount payable monthly for the number of years selected. Under the contracts the minimum number of years is five.
    In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Hartford. Option 5 is an option that does not involve life contingencies and thus no mortality guarantee.
    Surrenders are subject to the limitations set forth in the contract and any applicable contingent deferred sales charges. (See "How are charges under these contracts made?" commencing on page 25.)
* ON QUALIFIED PLANS, OPTIONS 2, 3 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED PAYMENT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS, OR IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY HARTFORD.
--------------------------------------------------------------------------------
UNDER ANY OF THE ANNUITY OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED AFTER ANNUITY PAYMENTS COMMENCE.
--------------------------------------------------------------------------------
HOW ARE VARIABLE ANNUITY PAYMENTS DETERMINED?
    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor (see "How is the Accumulation Unit value determined?" commencing on page 20) for the day for which the Annuity Unit value is being calculated and (2) a factor to neutralize the assumed net investment rate discussed below.
    When Annuity payments are to commence, the value of the contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
    The first monthly payment varies according to the form of Annuity selected. The contract cites Annuity tables derived from the 1983a Individual Annuity Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% or 5.00% per annum. The total first monthly Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to fixed annuities only, the current rate will be applied if it is higher than the rate under the tables in the contracts.
    Level Annuity payments would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
    The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account as of the close of business on the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
    The Annuity payments will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.
    Here is an example of how a variable annuity is determined:


                       ILLUSTRATION OF ANNUITY PAYMENTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN



  1. Net amount applied........................................  $ 139,782.50
  2. Initial monthly income per $1,000 of payment applied......          6.13
  3. Initial monthly payment (1 X 2  DIVIDED BY 1,000).........  $     856.87
  4. Annuity Unit Value........................................         3.125
  5. Number of monthly annuity units (3  DIVIDED BY 4).........       274.198
  6. Assume annuity unit value of second month equal to........         2.897
  7. Second monthly payment (6 X 5)............................  $     794.35
  8. Assume annuity unit value for third month equal to........         3.415
  9. Third month payment (8 X 5)...............................  $     936.39


    The above figures are simply to illustrate the calculation of a variable annuity and have no bearing on the actual historical record of any Separate Account.
CAN A CONTRACT BE MODIFIED?
    The contracts may, subject to any federal and state regulatory restrictions, be modified at any time by written agreement between the Contract Owner and Hartford. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or Internal Revenue Service.
    On or after the fifth anniversary of any contract Hartford may change, from time to time, any or all of the terms of the contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Individual Account is established under a contract, will continue to be applicable. In addition, the limitations on the deductions for the Mortality, Expense Risks and Administrative Undertakings and the Annual Contract Fee will continue to apply in all Contract Years.
    At any time Hartford reserves the right to modify the contract, if such modification: (i) is necessary to make the contract or the Separate Account comply with any law or regulation issued by a governmental agency to which Hartford is subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification, Hartford will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the contract to reflect such modification.
                           CHARGES UNDER THE CONTRACT
HOW ARE THE CHARGES UNDER THESE CONTRACTS MADE?
    No deduction for sales expense is made at the time of allocation of Contributions to the contracts. A deduction for contingent deferred sales charges is made if there is any surrender of contract values during the first 12 Participant Contract Years. During the first six years thereof, a maximum deduction of 7% will be made against the full amount of any such surrender. During the next six years thereof, a maximum deduction of 5% will be made against the full amount of any such surrender. Such charges will in no event ever exceed 8.50% when applied as a percentage against the sum of all Contributions to a Participant's Individual Account. The amount or term of the contingent deferred sales charge may be reduced (see "Charges Under the Contract -- Experience Rating of Contracts," page 27).
    In the case of a redemption in which you request a certain dollar amount be withdrawn, the sales charge is deducted from the amount withdrawn and the balance is paid to you. Example: You request a total withdrawal, your account value is $1,000 and the applicable sales load is 5%. Your Sub-Account(s) will be surrendered and you will receive $950 (i.e., the $1,000 total withdrawal less the 5% sales charge). This is the method applicable on a full surrender of your contract. In the case of a partial redemption in which you request to receive a specified amount, the sales charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) in order to provide you with the amount requested. Example: You request to receive $1,000 and the applicable sales load is 5%. Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 which results in a $52.63 sales charge ($1,052.63 x 5%) and a net amount paid to you of $1,000 as requested).
    Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account under any contract to not more than three times the total Contributions made on behalf of such Participant during the initial 12 consecutive months following the Date of Coverage. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the then current deductions being made under the contracts.
IS THERE EVER A TIME WHEN THE SALES CHARGES DO NOT APPLY?
    No deduction for contingent deferred sales charges will be made on contracts: (1) in the event of death of a Participant, (2) if the value of a Participant's Individual Account is paid out under one of the available Annuity options under the contracts (except that a surrender out of Annuity Option 5 is subject to sales charges, if applicable) or (3) if on Public Employee Deferred Compensation Plans only, a Participant in a Plan makes a financial hardship withdrawal as defined in the Regulations issued by the IRS with respect to the IRC Section 457 governmental deferred compensation plans. The Plan of the Employer must also provide for such hardship withdrawals. Participants with a Date of Coverage prior to October 15, 1986 may withdraw up to 10% of the value of their Individual Account on a non-cumulative basis each Participant's Contract Year, after the first, without application of contingent deferred sales charges. Participant's with a Date of Coverage on or after October 15, 1986 do not have this 10% withdrawal privilege.
WHAT DO THE SALES CHARGES COVER?
    The contingent deferred sales charges, when applicable, will be used to cover expenses relating to the sale and distribution of the contracts, including commissions paid to any distribution organization and its sales personnel, the cost of preparing sales literature and other promotional activities. It is anticipated that gross commissions paid on the sale of the contracts will not exceed 5.00% of a Contribution. To the extent that these charges do not cover such distribution expenses they will be borne by Hartford from its general assets, including surplus or possible profit from mortality and expense risk charges.
WHAT IS THE MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE?
    Although Variable Annuity payments made under the contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) Hartford's actual mortality experience among Annuitants before or after retirement or (b) Hartford's actual expenses, including certain administrative expenses, if greater than the deductions provided for in the contracts because of the mortality and expense undertakings by Hartford.
    In providing an expense undertaking with respect to both DC-I and DC-II, Hartford assumes the risk that the deductions for contingent deferred sales charges, and the Annual Contract Fee under the contracts may be insufficient to cover the actual future costs.
    The mortality undertaking provided by Hartford under the contracts, assuming the selection of one of the forms of life annuities, is to make monthly Annuity payments (determined in accordance with the annuity tables and other provisions contained in the contract) to Contract Owners on Annuitants' Accounts regardless of how long all Annuitants may live and regardless of how long all Annuitants as a group may live. This undertaking assures a Contract Owner that neither the longevity of an Annuitant nor an improvement in life expectancy will have any adverse effect on the monthly Annuity payments the Employee will receive under the contract. It thus relieves the Contract Owner from the risk that Participants in the Plan will outlive the funds accumulated. The mortality undertaking is based on Hartford's present actuarial determination of expected mortality rates among all Annuitants.
    If actual experience among Annuitants deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its contract obligations. In that event, a loss will fall on Hartford. Conversely, if longevity among Annuitants is lower than anticipated, a gain will result to Hartford. Hartford also assumes the liability for payment of the Minimum Death Benefit provided under the contract.
    The administrative undertaking provided by Hartford assures the Contract Owner that administration will be provided throughout the entire life of the contract.
    For assuming these risks Hartford presently charges .90% (.50% for mortality, .15% for expense and .25% for administrative undertakings) of the average daily net assets of DC-I. With respect to the contract values in DC-II, such charge is an annual rate of 1.25% (.85% for mortality, .15% for expense and
 .25% for administrative undertakings) of the average daily net assets of DC-II, as appropriate. The rate charged for the expense, mortality and administrative undertakings under the contracts may be reduced (see "Charges Under the Contract -- Experience Rating of Contracts," page 27). The rate charged for the expense, mortality and administrative undertakings may be periodically increased by Hartford subject to a maximum annual rate of 2.00%; provided, however, that no such increase will occur unless the Commission shall have first approved such increase.
ARE THERE ANY OTHER ADMINISTRATIVE CHARGES?


    There may be an Annual Contract Fee deduction from the value of each Participant's Individual Account under the contracts. The maximum Annual Contract Fee is $18.00 per year, but may be reduced or waived (see "Charges Under the Contract -- Experience Rating of Contracts," page 27).

    The Annual Contract Fee will be deducted from the value of each such Account on the last business day of each Participant's Contract Year; provided, however, that if the value of a Participant's Individual Account is redeemed in full at any time before the last business day of the Participant's Contract Year, then the Annual Contract Fee charge will be deducted from the proceeds of such redemption. No deduction for the Annual Contract Fee will be made during the Annuity Period under the contracts.
    In the event that the contract contains a General Account option or the contract is issued in conjunction with a separate Hartford General Account contract, the Annual Contract Fee as described above will be charged against DC-I or DC-II (as applicable) and the General Account contract or option on a pro rata basis.


EXPERIENCE RATING OF THE CONTRACTS.



    Certain of the charges and fees described in this Prospectus may be reduced ("exeperience rated") for contracts depending on some or all of the following factors: (I) the total number of Participants, (ii) the sum of all Participants' Individual Account values, the sum of all Participants' Individual Account values which are allocated to funds managed by affiliates of Hartford, (iii) anticipated present or future expense levels, (iv) anticipated present or future commission levels, and (v) whether or not Hartford is an exclusive annuity contract providers. Experience rating of a contract may be discontinued in the event of a change in the applicable factors, Hartford, in its discretion, may experience rate a contract (either prospectively or retrospectively) by: (1) reducing the amount or term of any applicable contingent deferred sales charge,
(2) reducing the amount of, or waiving, the Annual Maintenance Fee, (3) reducing the amount of, or waiving, the Transfer Fee, (4) reducing the mortality, expense risk and administrative charge or (5) by any combination of the foregoing. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Contract Owners/Participants. Experience rating credits have been given in certain cases. Participants in contracts receiving experience rating credits will receive notification regarding any reduction in charges or fees.

HOW MUCH ARE THE DEDUCTIONS FOR PREMIUM TAXES ON THESE CONTRACTS?
    A deduction is also made for Premium Taxes, if applicable imposed by a state or other governmental entity. Certain states impose a Premium Tax, ranging up to 4.00%. On any contract subject to a Premium

Taxes, Hartford will pay the taxes imposed by the applicable taxing authorities. Hartford, at its sole discretion, will deduct the taxes from Contributions when received, from the proceeds at surrender, or from the amount applied to effect an Annuity at the time Annuity payments commence.
WHAT CHARGES ARE MADE BY THE FUNDS?
    Deductions are made from assets of the Funds to pay for management fees and the operating expenses of the Funds. A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying prospectuses for the Funds.
ARE THERE ANY OTHER DEDUCTIONS?


    Reallocation of monies between or among Sub-Accounts under the contracts may be subject to a $5.00 charge for each such transfer (see "Charges Under the Contract -- Experience Rating of Contracts," page 27).

                        HARTFORD LIFE INSURANCE COMPANY
                                 AND THE FUNDS
WHAT IS HARTFORD?


    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                                HARTFORD RATINGS



                                      EFFECTIVE
          RATING AGENCY             DATE OF RATING    RATING                 BASIS OF RATING
----------------------------------  --------------  -----------  ----------------------------------------
A.M. Best and Company, Inc.               9/9/97             A+  Financial soundness and operating
                                                                 performance.
Standard & Poor's                        1/23/98            AA   Claims paying ability
Duff & Phelps                            1/23/98            AA+  Claims paying ability


WHAT ARE THE FUNDS?
    The assets of each Sub-Account of the Separate Account are invested exclusively in one of the Funds. The investment objectives of each of the Funds are summarized below. There is no guarantee that any of the Funds will achieve its stated objectives.
    A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operations is contained in the accompanying Funds prospectuses which should be read in conjunction with this Prospectus before investing, and in the Funds' Statement of Additional Information which may be ordered from Hartford.


    THESE FUNDS MAY NOT BE AVAILABLE IN ALL STATES.



HARTFORD FUNDS



  HARTFORD ADVISERS FUND



    Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments.

  HARTFORD BOND FUND



    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Hartford Funds entitled "Hartford Bond Fund, Inc. -- Investment Policies."



  HARTFORD CAPITAL APPRECIATION FUND



    Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.



  HARTFORD DIVIDEND AND GROWTH FUND



    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.



  HARTFORD INDEX FUND

    Seeks to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*
  HARTFORD INTERNATIONAL OPPORTUNITIES FUND


    Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies.



  HARTFORD MORTGAGE SECURITIES FUND

    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.
  HARTFORD STOCK FUND


    Seeks long-term growth of capital by investing primarily in equity securities.



  HARTFORD MONEY MARKET FUND

    Seeks maximum current income consistent with liquidity and preservation of capital.


CALVERT FUND



  CALVERT SOCIAL BALANCED PORTFOLIO

    Seeks to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social criteria established for the Portfolio.
AMERICAN CENTURY VP FUNDS
  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. AMERICAN CENTURY VP ADVANTAGE


    Seeks capital growth over time by investing primarily three types of securities. The fund's investment manager intends to invest approximately (i) 20% of the fund's assets in securities of the United States

* "STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-", "S&P 500-REGISTERED TRADEMARK-", "STANDARD & POOR'S 500", AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE INSURANCE COMPANY AND AFFILIATES. THE HARTFORD INDEX FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

government and its agencies and instrumentalities and repurchase agreements collateralized by such securities with a weighted average maturity of six months or less, i.e., cash or cash equivalents, (ii) 40% of the fund's assets in fixed income securities of the United States government and its agencies and instrumentalities with a weighted average maturity of three to 10 years and
(iii) 40% of the fund's assets in equity securities that are considered by management to have better-than-average prospects for appreciation. As described in greater detail in this Prospectus, assets will be purchased or sold, as the case may be, as is necessary in response to changes in market value to maintain the asset mix of the fund's portfolio at approximately 60% cash, cash equivalents and fixed income securities and 40% equity securities

  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. AMERICAN CENTURY VP CAPITAL APPRECIATION


    Seeks capital growth over time by investing primarily in common stocks that are considered by management to have better than average prospects for appreciation.

FIDELITY FUNDS
  AMS/FIDELITY INVESTMENTS VIP II ASSET MANAGER PORTFOLIO


    Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term money market instruments.

  AMS/FIDELITY INVESTMENTS VIP GROWTH PORTFOLIO
    Seeks capital appreciation primarily through purchase of common stocks, although its investments are not restricted to any one type of security.
  AMS/FIDELITY INVESTMENTS VIP II CONTRAFUND PORTFOLIO


    Seeks long term capital appreciation through purchase of equity securities of domestic or foreign companies whose value FMR believes is not fully recognized by the public.

  AMS/FIDELITY INVESTMENTS VIP OVERSEAS PORTFOLIO


    Seeks long term capital appreciation by investing primarily in foreign securities of issuers whose principal business activities are outside of the United States.



    The Hartford Funds are organized as corporations under the laws of Maryland and are registered as diversified open-end management companies under the Investment Company Act of 1940. The Calvert Social Balanced Portfolio is a series of Calvert Variable Series, Inc., which is an open-end management investment company. The American Century VP Advantage and American Century VP Capital Appreciation Funds ("American Century VP Funds") are separate series of shares issued by American Century Variable Portfolios, Inc. ("ACVP"), a corporation organized under the laws of the state of Maryland. ACVP is a registered, diversified, open-ended management investment company, registered under the Investment Company Act of 1940. The Fidelity Funds involve two diversified open-end management investment companies, each with multiple portfolios and organized as a Massachusetts business trust. The VIP Growth Portfolio and the VIP Overseas Portfolio are portfolios of the Variable Insurance Products Fund. The VIP II Asset Manager Portfolio and the VIP II Contrafund Portfolio are portfolios of the Variable Insurance Products Fund II. Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in the Fund.

    It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity Contract Owners or to variable life insurance Policy Owners, the Funds' Board of Directors intends to monitor events in order to identify any material conflicts between such Contract Owners and Policy Owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors of the Funds were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any expenses attendant to the establishment of such separate funds, but variable annuity Contract Owners and variable life insurance Policy Owners would no longer have the economics of scale resulting from a larger combined fund.

    Shares of Calvert Social Balanced Portfolio, a series of Calvert Variable Series, Inc. which is unaffiliated with Hartford, are offered to other unaffiliated separate accounts. Hartford and the Board of Trustees of Calvert Variable Series, Inc. intend to monitor events to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken in response thereto.

    Shares of the American Century VP Funds and the Fidelity Funds are offered to other unaffiliated separate accounts.
    Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Commission. Hartford also reserves the right, subject to compliance with the law to offer additional Funds with differing investment objectives.
    The Advisers Fund Sub-Account was not available under contracts issued prior to May 2, 1983. The Capital Appreciation Fund Sub-Account was not available under contracts issued prior to May 1, 1984. The Mortgage Securities Fund Sub-Account was not available under contracts issued prior to January 15, 1985. The Index Fund Sub-Account was not available under contracts issued prior to May 1, 1987. Funds not available prior to the issue date of a contract may be requested in writing by the Contract Owner.
INVESTMENT ADVISERS
    HARTFORD FUNDS


    All of the Hartford Funds are sponsored by Hartford and are incorporated under the laws of the State of Maryland. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment adviser to each of the Hartford Funds.



    Wellington Management Company, LLP ("Wellington Management") serves as sub-investment adviser for Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Opportunities Fund, and Hartford Stock Fund.



    In addition, HL Advisors has entered an investment services agreement with The Hartford Investment Management Company, Inc., ("HIMCO"), pursuant to which HIMCO will provide certain investment services to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund, and Hartford Money Market Fund.

    A full description of the Hartford Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying prospectus for the Hartford Funds which should be read in conjunction with this Prospectus before investing and in the Hartford Funds' Statement of Additional Information which may be ordered from Hartford.


    CALVERT SOCIAL BALANCED PORTFOLIO



    Calvert Asset Management Company serves as investment adviser and manages the fixed-income portion of the Calvert Social Balanced Portfolio. The sub-advisor to the Portfolio is NCM Capital Management Group, Inc. ("NCM"). NCM manages the equity portion of the Portfolio.

    AMERICAN CENTURY VP FUNDS


    The American Century VP Funds are managed by American Century Investment Management, Inc., whose principal business address is American Century Tower, 4500 Main Street, Kansas City, MO 64111. ACMI has been providing investment advisory services to investment companies and institutional investors since it was founded in 1958.

    FIDELITY FUNDS


    The Fidelity Funds are managed by Fidelity Management & Research Company ("FMR"), whose principal business address is 82 Devonshire Street, Boston, Massachusetts. FMR is one of America's largest investment management organizations. It is composed of a number of different companies, which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. Various Fidelity companies perform certain activities required to operate Variable Insurance Products Fund and Variable Insurance Products Fund II.

                           FEDERAL TAX CONSIDERATIONS
WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?
A. GENERAL
    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.
    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. For detailed information, a qualified tax adviser should always be consulted. This discussion is based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.
B. HARTFORD AND DC-I AND DC-II


    DC-I is not taxed as a part of Hartford. The taxation of DC-I is governed by Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). By distributing substantially all of the net income and realized capital gains of DC-I to Contract Owners, no federal income tax liability will be incurred by DC-I on the income and gain so distributed. While Hartford has no reason to believe that DC-I will be taxed other than as described above, in the event that it is, the taxation of DC-I and DC-II would be identical.

    DC-II is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Code. Accordingly, DC-II will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and any realized capital gains on the assets of DC-II are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. (See "How is the Accumulation Unit value determined?" commencing on page 20.) As a result, such investment income and realized capital gains are automatically applied to increase reserves under the contract.
    No taxes are due on interest, dividends and short-term or long-term capital gains earned by DC-II with respect to qualified or non-qualified contracts.


C. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS



    The tax rules applicable to tax-qualified contract owners, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of plan as well as the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of applicable limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions which do not conform to applicable commencement and minimum distribution rules, and certain other transactions with respect to tax-qualified plans. Therefore, this summary does not attempt to provide more than general information about the tax rules associated with use of a Contract by a tax-qualified retirement plan. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person to benefits may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract, but that Hartford is not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless Hartford specifically consents to be bound. Additionally, some tax-qualified retirement plans are subject to distribution and other requirements which are not incorporated into Hartford's administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Because of the complexity of these rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.


  1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS


    Provisions of the Code permit eligible employers to establish tax-qualified pension or profit sharing plans (described in Section 401(a) and 401(k), if applicable, and exempt from taxation under Section 501(a) of the Code), and Simplified Employee Pension Plans (described in Section 408(k)). Such plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use these contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.


  2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B)


    Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations, as specified in Section 501(c)(3) of the Code, to purchase annuity contracts, and, subject to certain limitations, to exclude such contributions from gross income. Generally, such contributions may not exceed the lesser of $10,000 (indexed) or 20% of an employees "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.



    Tax-sheltered annuity programs under Section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:



    (a) after the participating employee attains age 59 1/2;



    (b) upon separation from service;



    (c) upon death or disability; or



    (d) in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed). Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a Section 403(b) contract as of December 31, 1988.


  3. DEFERRED COMPENSATION PLANS UNDER SECTION 457


    Employees and independent contractors performing services for eligible employers may have contributions made to an Eligible Deferred Compensation Plan of their employer in accordance with the employer's plan and Section 457 of the Code. Section 457 places limitations on contributions to Eligible Deferred Compensation Plans maintained by a State or other tax-exempt organization. For these purposes, the term "State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State. Generally, the limitation is 33 1/3% of includable compensation (typically 25% of gross compensation) or, for 1998, $8,000 (indexed), whichever is less. Such a plan may also provide for additional "catch-up" deferrals during the three taxable years ending before a Participant attains normal retirement age.



    An employee electing to participate in an Eligible Deferred Compensation Plan should understand that his or her rights and benefits are governed strictly by the terms of the plan and that the employer is the legal owner of any contract issued with respect to the plan. The employer, as owner of the contract(s), retains all voting and redemption rights which may accrue to the contract(s) issued with respect to the plan. The participating employee should look to the terms of his or her plan for any charges in regard to participating therein other than those disclosed in this Prospectus. Participants should also be aware that effective August 20, 1996, the Small Business Job Protection Act of 1996 requires that all assets and income of an Eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified annuity contracts or custodial accounts) for the exclusive benefit of participants and their beneficiaries. Special transition rules apply to such Eligible governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such plans need not establish a trust before January 1, 1999. However, this requirement of a trust does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) organization, and such amounts will be subject to the claims of such tax-exempt employer's general creditors.



    In general, distributions from an Eligible Deferred Compensation Plan are prohibited under Section 457 of the Code unless made after the participating employee attains age 70 1/2 ,separates from service, dies, or suffers an unforeseeable financial emergency. Present federal tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan except for transfers to other Section 457 plans in limited cases.

  4. INDIVIDUAL RETIREMENT ANNUITIES UNDER SECTION 408


    Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("IRAs"). IRAs are subject to limitations on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain qualified plans may be "rolled-over" on a tax-deferred basis into an IRA.


  5. TAX PENALTIES


    Distributions from retirement plans are generally taxed under Section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution which bears the same ratio as the after-tax contributions bear to the expected return.


    A. PREMATURE DISTRIBUTION.


      Distributions from a tax-qualified plan before the Participant attains age 59 1/2 are generally subject to an additional penalty tax equal to 10% of the taxable portion of the distribution. The 10% penalty does not apply to distributions made after the employee's death, on account of disability, for eligible medical expenses and distributions in the form of a life annuity and, except in the case of an IRA, certain distributions after separation from service after age 55. For these purposes, a life annuity means a scheduled series of substantially equal periodic payments for the life or life expectancy of the Participant (or the joint lives or life expectancies of the Participant and Beneficiary).



      In addition, effective for distributions made from an IRA after December 31, 1997, there is no such penalty tax on distributions that do not exceed the amount of certain qualifying higher education expenses, as defined by
    Section 72(t)(7) of the Code, or which are qualified first-time homebuyer distributions meeting the requirements of Section 72(t)(8) of the Code.


    B. MINIMUM DISTRIBUTION TAX.

      If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% tax on the amount that was not properly distributed.


      An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than April 1 of the calendar year following the later of (i) the calendar year in which the individual attains age 70 1/2 or (ii) the calendar year in which the individual retires from service with the employer sponsoring the plan ("required beginning date"). However, the required beginning date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2. The entire interest of the Participant must be distributed beginning no later than the required beginning date over a period which may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.



      If an individual dies before reaching his or her required beginning date, the individual's entire interest must generally be distributed within five years of the individuals death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated Beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the Beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

      If an individual dies after reaching his or her required beginning date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    C. WITHHOLDING.


      In general, distributions from IRAs and plans described in Section 457 of the Code are subject to regular wage withholding rules. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.



      Other distributions from such other tax-qualified retirement plans are generally subject to mandatory income tax withholding at the flat rate of 20% unless such distributions are:



    1)  the non-taxable portion of the distribution;



    2)  required minimum distributions; or



    3)  direct transfer distributions.



      Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).


D. DIVERSIFICATION REQUIREMENTS


    Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as an annuity contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated assets account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investment, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.
    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.
    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.
E. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT


    In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The IRS has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.



    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.


F. NON-NATURAL PERSONS, CORPORATIONS


    The annual increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person is holding as an agent for a natural person. There are additional exceptions to this general rule of inclusion for (i) certain annuities held by a structured settlement company, (ii) certain annuities held by an employer with respect to a terminated pension plan and (iii) certain immediate annuities. A non-natural person, which is a tax-exempt entity for federal tax purposes, will not be subject to income tax as a result of this provision.

G. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.
                                 MISCELLANEOUS
WHAT ARE MY VOTING RIGHTS?


    Hartford shall notify Contract Owners of any Fund shareholders' meeting if the shares held for the Contract Owner's accounts through the Separate Accounts may be voted at such meetings. Hartford shall also send proxy materials and a form of instruction by means of which the Contract Owner can instruct Hartford with respect to the voting of the Fund shares held for the Contract Owner's account. In connection with the voting of Fund shares held by it, Hartford shall arrange for the handling and tallying of proxies received from Contract Owners. Hartford as such, shall have no right, except as hereinafter provided, to vote any Fund shares held by it hereunder which may be registered in its name or the names of its nominees. Hartford will, however, vote the Fund shares held by it in accordance with the instructions received from the Contract Owners for whose accounts the Fund shares are held. If a Contract Owner desires to attend any meeting at which shares held for the Contract Owner's benefit may be voted, the Contract Owner may request Hartford to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Fund shares held for such Contract Owner's account. In the event that the Contract Owner gives no instructions or leaves the manner of voting discretionary, Hartford will vote such shares of the appropriate Fund, including any of its own shares in the same proportion as shares of that Fund for which instructions have been received.

    Every Participant under a contract issued with respect to DC-II who has a full (100%) vested interest under a group contract, shall receive proxy material and a form of instruction by means of which Participants may instruct the Contract Owner with respect to the number of votes attributable to his individual participation under a group contract.
    A Contract Owner or Participant, as appropriate, is entitled to one full or fractional vote for each full or fractional Accumulation or Annuity Unit owned. The Contract Owner has voting rights throughout the life of the contract. The vested Participant has voting rights for as long as participation in the contract continues. Voting rights attach only to Separate Account interests.
    During the Annuity period under a contract the number of votes will decrease as the assets held to fund Annuity benefits decrease.
WILL OTHER CONTRACTS BE PARTICIPATING IN THE SEPARATE ACCOUNTS?
    In addition to the contracts described in this Prospectus, it is contemplated that other forms of group or individual annuities may be sold providing benefits which vary in accordance with the investment experience of the Separate Accounts.

HOW ARE THE CONTRACTS SOLD?
    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account.
    HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as that of Hartford.
    The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.
    HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the NASD.
    Compensation will be paid by Hartford to registered representatives for the sale of contracts up to a maximum of 5.00% of Contributions and 0.25% per year of the value of the contract. Sales compensation may be reduced.


    Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.



    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates, or Hartford out of their own assets and will not affect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNTS' ASSETS?
    Hartford is the custodian of the Separate Accounts' assets.
ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNTS?
    There are no material legal proceedings pending to which the Separate Account is a party. Counsel with respect to federal laws and regulations applicable to the issue and sale of the contracts and with respect to Connecticut law is Lynda Godkin, General Counsel, Hartford Life Insurance Companies, P.O. Box 2999, Hartford, CT 06104-2999.
ARE YOU RELYING ON ANY EXPERTS AS TO ANY PORTION OF THIS PROSPECTUS?

    The audited financial statements and financial statement schedules included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



EXPERTS



    The audited financial statements and financial statement schedules included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

HOW MAY I GET ADDITIONAL INFORMATION?


    Inquiries will be answered by calling your sales representative or by writing to:



    Hartford Life Insurance Company
    Attn: AMS Service Center Administration
    P.O. Box 2999
    Hartford, CT 06104-2999

                                    APPENDIX
                        ACCUMULATION PERIOD UNDER PRIOR
                                GROUP CONTRACTS

    Such contracts are no longer being issued. Contract Owners may continue to make Contributions to the contracts subject to the following charges.

A. DEDUCTIONS UNDER THE PRIOR GROUP CONTRACTS FOR SALES EXPENSES, THE MINIMUM DEATH BENEFIT GUARANTEE AND ANY APPLICABLE PREMIUM TAXES.

    Contributions made to a Participant's Individual Account pursuant to the terms of contracts issued after December 7, 1981 and prior to May 2, 1983 are subject to the following:

    No deductions for sales expenses is made at the time of allocation of Contributions to the contracts. A deduction of six percent (6%) is made from the amount surrendered from any Participant's Individual Account under a Master Contract during the first ten Participant's Contract Years and five percent (5%) thereafter prior to the Annuity Commencement Date.

    The full value of a surrender is subject to such changes with the provision that such charges will in no event ever exceed 8.50% when applied as a percentage against the sum of all Contributions to a Participant's Individual Account.

    No deduction for contingent deferred sales charges will be made: (1) in the event of death of a Participant; or (2) if the value of a Participant's Individual Account is paid out under one of the available annuity options under the contracts; or, (3) if, on Public Employee Deferred Compensation Plans only, a Participant in a Plan makes a financial hardship withdrawal as defined in the Regulations issued by the IRS with respect to the IRC Section 457 governmental deferred compensation plans. The Plan of the Employer must also provide for such hardship withdrawals.

    Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account to not more than three times the total Contributions made on behalf of such Participant during the initial 12 consecutive months of the Account's existence under the contract of the present guaranteed deduction rates. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the then current deductions being made for sales charges, the Minimum Death Benefit guarantee and mortality and expense undertaking.

    Each contract provides for experience rating of the deduction for sales expenses and/or the Annual Contract Fee. In order to experience rate a contract, actual sales costs applicable to a particular contract are determined. If the costs exceed the amounts deducted for such expenses, no additional deduction will be made. If however, the amounts deducted for such expenses exceed actual costs, Hartford, in its discretion, may allocate all, a portion, or none of such excess as an experience rating credit. If such an allocation is made, the experience credit will be made as considered appropriate: (1) by a reduction in the amount deducted from subsequent contributions for sales expenses; (2) by the crediting of a number of additional Accumulation Units or by Annuity Units, as applicable, without deduction of any sales or other expenses therefrom; (3) or by waiver of the Annual Contract Fees or by a combination of the above. To date experience rating credits have been provided on certain cases.

B. DEDUCTIONS FOR MORTALITY AND EXPENSE ADMINISTRATIVE UNDERTAKINGS, ANNUAL CONTRACT FEE AND PREMIUM TAXES.

  1. MORTALITY AND EXPENSE UNDERTAKINGS

    Although variable annuity payments made under the contracts will vary in accordance with the investment performance of the Fund shares, the payments will not be affected by (a) Hartford's actual expenses, if greater than the deductions provided for in the contracts, or (b) Hartford's actual mortality experience among Annuitants after retirement because of the expense and mortality undertakings by Hartford.

    In providing an expense undertaking, Hartford assumes the risk that the deductions for sales expenses, the Annual Contract Fee and the Minimum Death Benefit during the Accumulation Period may be insufficient to cover the actual costs of providing such items.

    The mortality undertaking provided by Hartford under the contracts, assuming the selection of one of the forms of life annuities, is to make monthly annuity payments (determined in accordance with the annuity tables and other provisions contained in the contract) to Contract Owners or Annuitant's Accounts regardless of how long an Annuitant may live and regardless of how long all Annuitants as a group may live. This undertaking assures a Contract Owner that neither the longevity of an Annuitant nor an improvement in life expectancy will have any adverse effect on the monthly annuity payments the Employees will receive under the contract. It thus relieves the Contract Owner from the risk that Participants in the Plan will outlive the funds accumulated.

    The mortality undertaking is based on Hartford's actuarial determination of expected mortality rates among all Annuitants. If actual experience among Annuitants deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its contract obligations. In that event, a loss will fall on Hartford. Conversely, if longevity among Annuitants is lower than anticipated, a gain will result to Hartford.

    For assuming these risks Hartford makes a minimum daily charge against the value of the average daily assets held under DC-I and DC-II, as appropriate, of 1.25% with respect to the Bond Fund and Money Market Fund Sub-Accounts where available, on an annual basis. This rate may be periodically increased by Hartford subject to a maximum annual rate of 2.00%. However, no increase will occur unless the Securities and Exchange Commission first approves the increase.

  2. ANNUAL CONTRACT FEE

    There will be an Annual Contract Fee deduction in the amount of $10.00 from the value of each such Participant's Individual Account under the contracts, except as set forth below.

    This fee will be deducted from the value of each such account on the last business day of each calendar year; provided, however, that if the value of a Participant's Individual Account is redeemed in full at any time before the last business day of the year, then the Annual Contract Fee charge will be deducted from the proceeds of such redemption. No contract fee deduction will be made during the Annuity Payment period under the contracts.

    In the event that the Contributions made on behalf of a Participant are allocated partially to the fixed annuity portion of the Participant's Individual Account and partially to the variable annuity portion of the Participant's Individual Account, then the Annual Contract Fee will be deducted first from the value of the fixed annuity portion of the Participant's Individual Account. If the value of the fixed annuity portion of the Participant's Individual Account is insufficient to pay the fee, then any deficit will be deducted from the value of the variable annuity portion of the Participant's Individual Account in the following manner: if there are no accumulation units in the General Account or if their value is less than $10.00, the General Account portion of an account will be made against values held in the Stock Fund Sub-Account of DC-I. If the Stock Fund Sub-Account values are insufficient to cover the fee, the fee shall be deducted from the account values held in the Bond Fund Sub-Account of DC-I. In the event that the Contributions made on behalf of a Participant are allocated partially to the General Account and partially to the Separate Account, the Annual Contract Fee will be charged against the Separate Account and General Account on a pro rate basis.

  3. PREMIUM TAXES

    A deduction is also made for Premium Taxes, if applicable. On any contract subject to Premium Taxes, the tax will be deducted from the Contributions when received, from the proceeds at surrender, or from the amount applied to effect an annuity at the time annuity payments commence.

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION



SECTION                                                       PAGE
------------------------------------------------------------  ----
DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY..............
SAFEKEEPING OF ASSETS.......................................
INDEPENDENT PUBLIC ACCOUNTANTS..............................
DISTRIBUTION OF CONTRACTS...................................
CALCULATION OF YIELD AND RETURN.............................
PERFORMANCE COMPARISONS.....................................
FINANCIAL STATEMENTS........................................

                                     PART B

                        STATEMENT OF ADDITIONAL INFORMATION

                          HARTFORD LIFE INSURANCE COMPANY
               SEPARATE ACCOUNT DC-I AND SEPARATE ACCOUNT TWO (DC-II)


                     Group Variable Annuity Contracts Issued by
                          Hartford Life Insurance Company
                           With Respect to DC-I and DC-II


This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company, Attn: RPVA Administration, P.O. Box 2999, Hartford, CT 06104-2999.




Date of Prospectus:  May 1,  1998
Date of Statement of Additional Information:  May 1,  1998

                               TABLE OF CONTENTS


SECTION                                                              PAGE
-------                                                              -----

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY.......................

SAFEKEEPING OF ASSETS................................................

INDEPENDENT PUBLIC ACCOUNTANTS.......................................

DISTRIBUTION OF CONTRACTS............................................

CALCULATION OF YIELD AND RETURN......................................

PERFORMANCE COMPARISONS..............................................

FINANCIAL STATEMENTS.................................................

                   DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June
5, 1902, and was subsequently redomiciled to Connecticut.   Its offices are
located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                                 HARTFORD  RATINGS


                                      EFFECTIVE
   RATING AGENCY                    DATE OF RATING       RATING               BASIS OF RATING
-----------------------------------------------------------------------------------------------------------
A.M. Best and Company, Inc.             9/9/97              A+            Financial soundness and operating
                                                                          performance
Standard & Poor's                       1/23/98             AA            Claims paying ability

Duff & Phelps                           1/23/98             AA+           Claims paying ability



                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. These assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.


                           INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                              DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Compensation will be paid by Hartford to registered representatives for the sale of Contracts up to a maximum of 5% on initial Contributions and .50% annually on Participants' Individual Account Values. Sales compensation may be reduced.

The offering of the Separate Account contracts is continuous.

                          CALCULATION OF YIELD AND RETURN

YIELD OF THE MONEY MARKET FUND SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" of a hypothetical account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued dividends as declared by the underlying funds, less expense and Contract charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.


The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:


    Effective Yield = [(Base Period Return + 1)(to the power of 365/7)] - 1



THE MONEY MARKET FUND SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.


DC I


SUB-ACCOUNTS                    YIELD                 EFFECTIVE YIELD
------------------------------------------------------------------------
Money Market Fund*             4.46%                    4.56%



*  Yield and effective yield for the seven day period ending December 31, 1997.


DC II

SUB-ACCOUNTS                      YIELD                  EFFECTIVE YIELD
------------------------------------------------------------------------
Money Market Fund*               4.11%                       4.20%


* Yield and effective yield for the seven day period ending December 31, 1997.



YIELDS OF BOND FUND AND MORTGAGE SECURITIES FUND SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," yields of the above Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.


THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.


Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period were computed by dividing the dividends and interests earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:


Example:

Current Yield Formula for the Sub-Account
         2[((A- B)/(CD) + 1)(to the power of 6) - 1]


Where     A = Dividends and interest earned during the period.
          B = Expenses accrued for the period (net of reimbursements).
          C = The average daily number of units outstanding during the period that were entitled to receive dividends.
          D = The maximum offering price per unit on the last day of the period.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.


DC I


SUB-ACCOUNTS                     YIELD
---------------------------------------------
Bond  Fund*                      5.39%
---------------------------------------------
Mortgage Securities  Fund*       5.71%
---------------------------------------------


* Yield and effective yield based on a thirty day period ending
December 31, 1997.



DC II


SUB-ACCOUNTS                     YIELD
---------------------------------------------
Bond  Fund                       5.02%
---------------------------------------------
Mortgage Securities  Fund*       5.34%
---------------------------------------------


* Yield and effective yield based on a thirty day period ending
December 31, 1997.


CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.


The following are the standardized average annual total return quotations for the Sub-Accounts for the 1, 5, and 10 year periods ended December 31, 1997:

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1997



DC I



SUB-ACCOUNTS        INCEPTION DATE    1 YEAR       5 YEAR     10 YEAR OR SINCE
                                                                  INCEPTION*
------------------------------------------------------------------------------
Advisers Fund          3/31/83         13.09%      11.32%          11.19%

Bond Fund              8/31/77           .83%       3.32%           5.62%

Capital                4/2/84          10.96%      15.26%          17.01%
Appreciation Fund

Dividend &             3/8/94          20.40%        na            19.39%
Growth Fund

Index  Fund            5/1/87          21.12%      15.98%          14.60%

International          7/2/90          -9.32%       7.20%           2.82%
Opportunities Fund

Mortgage               1/1/85          -1.33%       2.43%           5.26%
Securities Fund

Stock Fund             8/31/77         19.90%      15.92%          14.35%

Money Market           6/30/80         -4.72%        .20%           2.40%
Fund

Calvert Social        12/31/88          8.86%       8.82%           9.42%
Balanced Portfolio



     *Figures represent performance since inception for Sub-Accounts in existence for less than 10 years, or performance for 10 years for Sub-Accounts in existence for more than 10 years.



  STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1997


DC II


SUB-ACCOUNTS        INCEPTION DATE    1 YEAR       5 YEAR     10 YEAR OR SINCE
                                                                  INCEPTION*
------------------------------------------------------------------------------
Advisers Fund          3/31/83         12.72%      11.20%          11.13%

Bond Fund              8/31/77           .47%       3.18%           5.55%

Capital                 4/2/84         10.61%      15.13%          16.94%
Appreciation Fund




                                      -9-


Dividend &              3/8/94         19.9%         na            19.18%
Growth Fund

Index Fund              5/1/87         21.19%      15.9%           14.60%

International           7/2/90         -9.64%       7.05%           2.73%
Opportunities Fund

Mortgage                1/1/85         -1.68%       2.28%           5.19%
Securities Fund

Stock Fund             8/31/77         19.46%      15.78%          14.28%

Money Market           6/30/80         -5.06%        .07%           2.34%
Fund

Calvert Social        12/31/88          8.48%       8.67%           9.34%
Balanced Portfolio


     *Figures represent performance since inception for Sub-Accounts in existence for less than 10 years, or performance for 10 years for Sub-Accounts in existence for more than 10 years.


In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


For the fiscal year ended December 31, 1997, the non-standardized annualized total return for the Sub-Accounts listed below were as follows:



   NON-STANDARDIZED ANNUALIZED TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1997



DC I



SUB-ACCOUNTS        INCEPTION DATE    1 YEAR       5 YEAR     10 YEAR OR SINCE
                                                                  INCEPTION*
------------------------------------------------------------------------------
Advisers Fund          3/31/83         23.39%      13.98%          12.74%

Bond Fund              8/31/77         10.35%       6.46%           7.52%

Capital                 4/2/84         21.25%      17.64%          18.21%
Appreciation Fund




                                      -10-


Dividend &              3/8/94         30.70%        na            22.28%
Growth Fund

Index Fund              5/1/87         31.42%       18.45%          15.98%

International           7/2/90          -.56%        9.86%           5.35%
Opportunities Fund

Mortgage                1/1/85          8.04%        5.64%           7.16%
Securities Fund

Stock Fund             8/31/77         30.20%       18.37%          15.75%

Money Market           6/30/80          4.39%        3.46%           4.48%
Fund

Calvert Social        12/31/88         18.99%       11.64%          11.20%
Balanced Portfolio


     *Figures represent performance since inception for Sub-Accounts in existence for less than 10 years, or performance for 10 years for Sub-Accounts in existence for more than 10 years.


   NON-STANDARDIZED ANNUALIZED TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1997


DC II



SUB-ACCOUNTS        INCEPTION DATE    1 YEAR       5 YEAR     10 YEAR OR SINCE
                                                                  INCEPTION*
------------------------------------------------------------------------------
Advisers Fund          3/31/83         23.02%      13.87%          12.68%

Bond Fund              8/31/77          9.97%       6.32%           7.45%

Capital                 4/2/84         20.87%      17.51%          18.14%
Appreciation Fund

Dividend &              3/8/94         30.25%        na            22.08%
Growth Fund

Index Fund              5/1/87         31.49%      18.46%          15.99%

International           7/2/90          -.91%       9.73%           5.26%
Opportunities Fund

Mortgage                1/1/85          7.66%       5.51%           7.09%
Securities Fund




                                      -11-


Stock Fund             8/31/77         29.76%      18.23%          15.68%

Money Market           6/30/80          4.02%       3.33%           4.42%
Fund

Calvert Social        12/31/88         18.58%      11.50%          11.12%
Balanced Portfolio


     *Figures represent performance since inception for Sub-Accounts in existence for less than 10 years, or performance for 10 years for Sub-Accounts in existence for more than 10 years.


                              PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company
DC Variable Account-I and to the
Owners of Units of Interest Therein:

We have audited the accompanying statement of assets and liabilities of Hartford Life Insurance Company DC Variable Account-I (the Account) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company DC Variable Account-I as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

                      This page intentionally left blank.

--------------------------------------------------------------------------------

DC VARIABLE ACCOUNT-I
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                                                          MONEY
                                               BOND FUND   STOCK FUND  MARKET FUND ADVISERS FUND
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                              ----------- ------------ ----------- -------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
   Shares                          38,997,454
   Cost                          $ 38,619,025
    Market Value............................. $40,937,732      --          --           --
  Hartford Stock Fund, Inc.
   Shares                         125,354,881
   Cost                          $422,342,202
    Market Value.............................     --      $642,234,044     --           --
  HVA Money Market Fund, Inc.
   Shares                          32,063,775
   Cost                          $ 32,063,775
    Market Value.............................     --           --      $32,063,775      --
  Hartford Advisers Fund, Inc.
   Shares                         284,086,027
   Cost                          $510,625,533
    Market Value.............................     --           --          --      $717,813,232
  Hartford Capital Appreciation Fund, Inc.
   Shares                         112,894,691
   Cost                          $357,238,406
    Market Value.............................     --           --          --           --
  Hartford Mortgage Securities Fund, Inc.
   Shares                          22,321,348
   Cost                          $ 23,536,285
    Market Value.............................     --           --          --           --
  Hartford Index Fund, Inc.
   Shares                          44,911,330
   Cost                          $ 90,720,114
    Market Value.............................     --           --          --           --
  Hartford International Opportunities Fund,
   Inc.
   Shares                          43,891,996
   Cost                          $ 53,190,584
    Market Value.............................     --           --          --           --
  Hartford Dividend and Growth Fund, Inc.
   Shares                          37,577,039
   Cost                          $ 57,533,262
    Market Value.............................     --           --          --           --
  Calvert Responsibly Invested Balanced Fund
   Shares                          13,956,637
   Cost                          $ 23,285,360
    Market Value.............................     --           --          --           --
  Due from Hartford Life Insurance Company...    148,607        48,320    131,601       --
  Receivable from fund shares sold...........     --           222,749     54,084       372,223
                                              ----------- ------------ ----------- -------------
  Total Assets............................... 41,086,339   642,505,113 32,249,460   718,185,455
                                              ----------- ------------ ----------- -------------
LIABILITIES:
  Due to Hartford Life Insurance Company.....     --           222,850     54,084       378,135
  Payable for fund shares purchased..........    148,516        48,048    132,044       --
                                              ----------- ------------ ----------- -------------
  Total Liabilities..........................    148,516       270,898    186,128       378,135
                                              ----------- ------------ ----------- -------------
  Net Assets (variable annuity contract
   liabilities).............................. $40,937,823 $642,234,215 $32,063,332 $717,807,320
                                              ----------- ------------ ----------- -------------
                                              ----------- ------------ ----------- -------------
  Units Owned by Participants................  8,821,471    44,558,473 11,207,569   137,946,626
  Unit Values*............................... $ 4.640703  $  14.413290 $ 2.860864  $   5.203515

  * Unit values amounts represent an average of individual unit values, which differ within each sub-account.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                   CAPITAL          MORTGAGE                    INTERNATIONAL     DIVIDEND AND
                                              APPRECIATION FUND  SECURITIES FUND  INDEX FUND  OPPORTUNITIES FUND   GROWTH FUND
                                                 SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                              -----------------  ---------------  ----------- ------------------  -------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
   Shares                          38,997,454
   Cost                          $ 38,619,025
    Market Value.............................       --                --              --            --                 --
  Hartford Stock Fund, Inc.
   Shares                         125,354,881
   Cost                          $422,342,202
    Market Value.............................       --                --              --            --                 --
  HVA Money Market Fund, Inc.
   Shares                          32,063,775
   Cost                          $ 32,063,775
    Market Value.............................       --                --              --            --                 --
  Hartford Advisers Fund, Inc.
   Shares                         284,086,027
   Cost                          $510,625,533
    Market Value.............................       --                --              --            --                 --
  Hartford Capital Appreciation Fund, Inc.
   Shares                         112,894,691
   Cost                          $357,238,406
    Market Value.............................   $497,833,638          --              --            --                 --
  Hartford Mortgage Securities Fund, Inc.
   Shares                          22,321,348
   Cost                          $ 23,536,285
    Market Value.............................       --             $24,191,452        --            --                 --
  Hartford Index Fund, Inc.
   Shares                          44,911,330
   Cost                          $ 90,720,114
    Market Value.............................       --                --          $129,241,737       --                --
  Hartford International Opportunities Fund,
   Inc.
   Shares                          43,891,996
   Cost                          $ 53,190,584
    Market Value.............................       --                --              --         $56,816,301           --
  Hartford Dividend and Growth Fund, Inc.
   Shares                          37,577,039
   Cost                          $ 57,533,262
    Market Value.............................       --                --              --            --             $73,362,706
  Calvert Responsibly Invested Balanced Fund
   Shares                          13,956,637
   Cost                          $ 23,285,360
    Market Value.............................       --                --              --            --                 --
  Due from Hartford Life Insurance Company...        144,157             5,756        259,950         11,466            39,789
  Receivable from fund shares sold...........         10,557            19,695        --              15,167           161,586
                                              -----------------  ---------------  ----------- ------------------  -------------
  Total Assets...............................    497,988,352        24,216,903    129,501,687     56,842,934        73,564,081
                                              -----------------  ---------------  ----------- ------------------  -------------
LIABILITIES:
  Due to Hartford Life Insurance Company.....         10,297            19,697        --              15,177           161,494
  Payable for fund shares purchased..........        139,815             6,097        258,582         11,466            39,312
                                              -----------------  ---------------  ----------- ------------------  -------------
  Total Liabilities..........................        150,112            25,794        258,582         26,643           200,806
                                              -----------------  ---------------  ----------- ------------------  -------------
  Net Assets (variable annuity contract
   liabilities)..............................   $497,838,240       $24,191,109    $129,243,105    $56,816,291      $73,363,275
                                              -----------------  ---------------  ----------- ------------------  -------------
                                              -----------------  ---------------  ----------- ------------------  -------------
  Units Owned by Participants................     62,608,548         9,203,522     67,787,648     38,368,527        37,647,253
  Unit Values*...............................   $   7.951602       $  2.628462    $  1.906588    $  1.458805       $  1.948702

                                                     CALVERT
                                               RESPONSIBLY INVESTED
                                                BALANCED PORTFOLIO
                                                   SUB-ACCOUNT
                                               --------------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
   Shares                          38,997,454
   Cost                          $ 38,619,025
    Market Value.............................        --
  Hartford Stock Fund, Inc.
   Shares                         125,354,881
   Cost                          $422,342,202
    Market Value.............................        --
  HVA Money Market Fund, Inc.
   Shares                          32,063,775
   Cost                          $ 32,063,775
    Market Value.............................        --
  Hartford Advisers Fund, Inc.
   Shares                         284,086,027
   Cost                          $510,625,533
    Market Value.............................        --
  Hartford Capital Appreciation Fund, Inc.
   Shares                         112,894,691
   Cost                          $357,238,406
    Market Value.............................        --
  Hartford Mortgage Securities Fund, Inc.
   Shares                          22,321,348
   Cost                          $ 23,536,285
    Market Value.............................        --
  Hartford Index Fund, Inc.
   Shares                          44,911,330
   Cost                          $ 90,720,114
    Market Value.............................        --
  Hartford International Opportunities Fund,
   Inc.
   Shares                          43,891,996
   Cost                          $ 53,190,584
    Market Value.............................        --
  Hartford Dividend and Growth Fund, Inc.
   Shares                          37,577,039
   Cost                          $ 57,533,262
    Market Value.............................        --
  Calvert Responsibly Invested Balanced Fund
   Shares                          13,956,637
   Cost                          $ 23,285,360
    Market Value.............................      $27,662,055
  Due from Hartford Life Insurance Company...           38,260
  Receivable from fund shares sold...........            4,175
                                               --------------------
  Total Assets...............................       27,704,490
                                               --------------------
LIABILITIES:
  Due to Hartford Life Insurance Company.....            3,357
  Payable for fund shares purchased..........           34,917
                                               --------------------
  Total Liabilities..........................           38,274
                                               --------------------
  Net Assets (variable annuity contract
   liabilities)..............................      $27,666,216
                                               --------------------
                                               --------------------
  Units Owned by Participants................       10,795,214
  Unit Values*...............................      $  2.562822

--------------------------------------------------------------------------------

DC VARIABLE ACCOUNT-I
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                              MONEY
                                                BOND FUND     STOCK FUND   MARKET FUND   ADVISERS FUND
                                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                               -----------   ------------  -----------   -------------
INVESTMENT INCOME:
  Dividends..................................  $ 2,197,796   $  5,889,481  $ 1,496,124   $  15,133,711
EXPENSES:
  Mortality and expense undertakings.........     (290,789)    (4,520,503)    (234,883)     (5,247,637)
                                               -----------   ------------  -----------   -------------
    Net investment income (loss).............    1,907,007      1,368,978    1,261,241       9,886,074
                                               -----------   ------------  -----------   -------------
CAPITAL GAINS INCOME.........................      --          24,157,334      --           25,268,801
                                               -----------   ------------  -----------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on security
   transactions..............................      124,999      6,578,151      --            5,071,741
  Net unrealized appreciation (depreciation)
   of investments during the period..........    1,560,612    110,766,483      --           94,029,565
                                               -----------   ------------  -----------   -------------
    Net gain (loss) on investments...........    1,685,611    117,344,634      --           99,101,306
                                               -----------   ------------  -----------   -------------
    Net increase in net assets resulting from
     operations..............................  $ 3,592,618   $142,870,946  $ 1,261,241   $ 134,256,181
                                               -----------   ------------  -----------   -------------
                                               -----------   ------------  -----------   -------------

--------------------------------------------------------------------------------

                                               U.S. GOVERNMENT
                                                    MONEY             CAPITAL           MORTGAGE
                                                 MARKET FUND     APPRECIATION FUND   SECURITIES FUND   INDEX FUND
                                                 SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                               ---------------   -----------------   ---------------   -----------
INVESTMENT INCOME:
  Dividends..................................     $235,572          $ 2,427,129        $1,442,619      $ 1,455,174
EXPENSES:
  Mortality and expense undertakings.........      (38,745)          (3,623,431)         (194,531)        (856,935)
                                               ---------------   -----------------   ---------------   -----------
    Net investment income (loss).............      196,827           (1,196,302)        1,248,088          598,239
                                               ---------------   -----------------   ---------------   -----------
CAPITAL GAINS INCOME.........................      --                28,766,004           --             6,533,234
                                               ---------------   -----------------   ---------------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on security
   transactions..............................      --                 4,496,895            44,928           97,833
  Net unrealized appreciation (depreciation)
   of investments during the period..........      --                50,207,429           629,776       20,028,797
                                               ---------------   -----------------   ---------------   -----------
    Net gain (loss) on investments...........      --                54,704,324           674,704       20,126,630
                                               ---------------   -----------------   ---------------   -----------
    Net increase in net assets resulting from
     operations..............................     $196,827          $82,274,026        $1,922,792      $27,258,103
                                               ---------------   -----------------   ---------------   -----------
                                               ---------------   -----------------   ---------------   -----------

                                                                                         CALVERT
                                                 INTERNATIONAL      DIVIDEND AND   RESPONSIBLY INVESTED
                                               OPPORTUNITIES FUND   GROWTH FUND     BALANCED PORTFOLIO
                                                  SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                               ------------------   ------------   --------------------
INVESTMENT INCOME:
  Dividends..................................     $   534,888       $  1,023,628        $  606,422
EXPENSES:
  Mortality and expense undertakings.........        (535,646)          (440,844)         (202,081)
                                               ------------------   ------------       -----------
    Net investment income (loss).............            (758)           582,784           404,341
                                               ------------------   ------------       -----------
CAPITAL GAINS INCOME.........................       4,696,573          1,059,984         1,315,449
                                               ------------------   ------------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on security
   transactions..............................         888,549            (51,874)           69,930
  Net unrealized appreciation (depreciation)
   of investments during the period..........      (5,282,405)        11,994,336         2,549,851
                                               ------------------   ------------       -----------
    Net gain (loss) on investments...........      (4,393,856)        11,942,462         2,619,781
                                               ------------------   ------------       -----------
    Net increase in net assets resulting from
     operations..............................     $   301,959       $ 13,585,230        $4,339,571
                                               ------------------   ------------       -----------
                                               ------------------   ------------       -----------

--------------------------------------------------------------------------------

DC VARIABLE ACCOUNT-I
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                             MONEY
                                                BOND FUND    STOCK FUND   MARKET FUND     ADVISERS FUND
                                               SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                                               -----------  ------------  ------------    -------------
OPERATIONS:
  Net investment income (loss)...............  $ 1,907,007  $  1,368,978  $  1,261,241    $   9,886,074
  Capital gains income.......................      --         24,157,334       --            25,268,801
  Net realized gain (loss) on security
   transactions..............................      124,999     6,578,151       --             5,071,741
  Net unrealized appreciation (depreciation)
   of investments during the period..........    1,560,612   110,766,483       --            94,029,565
                                               -----------  ------------  ------------    -------------
  Net increase in net assets resulting from
   operations................................    3,592,618   142,870,946     1,261,241      134,256,181
                                               -----------  ------------  ------------    -------------
UNIT TRANSACTIONS:
  Purchases..................................    3,466,840    46,154,040     2,966,841       59,152,156
  Net transfers..............................    1,331,342    21,237,621     8,653,859      (13,045,412)
  Surrenders.................................   (4,053,858)  (35,208,472)   (7,126,866)     (36,510,443)
                                               -----------  ------------  ------------    -------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........      744,324    32,183,189     4,493,834        9,596,301
                                               -----------  ------------  ------------    -------------
  Total increase (decrease) in net assets....    4,336,942   175,054,135     5,755,075      143,852,482
NET ASSETS:
  Beginning of period........................   36,600,881   467,180,080    26,308,257      573,954,838
                                               -----------  ------------  ------------    -------------
  End of period..............................  $40,937,823  $642,234,215  $ 32,063,332    $ 717,807,320
                                               -----------  ------------  ------------    -------------
                                               -----------  ------------  ------------    -------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                             MONEY
                                                BOND FUND    STOCK FUND   MARKET FUND     ADVISERS FUND
                                               SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                                               -----------  ------------  ------------    -------------
OPERATIONS:
  Net investment income (loss)...............  $ 1,878,877  $  2,263,596  $    898,475    $   9,658,681
  Capital gains income.......................      --         14,883,740       --            10,564,590
  Net realized gain (loss) on security
   transactions..............................      166,958    66,841,431       --            58,999,565
  Net unrealized (depreciation) appreciation
   of investments during the period..........   (1,199,667)    1,283,218       --            (4,260,635)
                                               -----------  ------------  ------------    -------------
  Net increase in net assets resulting from
   operations................................      846,168    85,271,985       898,475       74,962,201
                                               -----------  ------------  ------------    -------------
UNIT TRANSACTIONS:
  Purchases..................................    3,515,268    37,974,254     2,412,011       55,548,282
  Net transfers..............................   (2,237,323)      448,728     3,187,090      (13,204,076)
  Surrenders.................................     (892,123)   (9,114,856)     (918,482)     (11,940,914)
                                               -----------  ------------  ------------    -------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........      385,822    29,308,126     4,680,619       30,403,292
                                               -----------  ------------  ------------    -------------
  Total increase (decrease) in net assets....    1,231,990   114,580,111     5,579,094      105,365,493
NET ASSETS:
  Beginning of period........................   35,368,891   352,599,969    20,729,163      468,589,345
                                               -----------  ------------  ------------    -------------
  End of period..............................  $36,600,881  $467,180,080  $ 26,308,257    $ 573,954,838
                                               -----------  ------------  ------------    -------------
                                               -----------  ------------  ------------    -------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                U.S. GOVERNMENT         CAPITAL          MORTGAGE
                                               MONEY MARKET FUND   APPRECIATION FUND  SECURITIES FUND      INDEX FUND
                                                  SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                              -------------------  -----------------  ---------------  ------------------
OPERATIONS:
  Net investment income (loss)...............     $   196,827        $ (1,196,302)      $ 1,248,088       $   598,239
  Capital gains income.......................       --                 28,766,004          --               6,533,234
  Net realized gain (loss) on security
   transactions..............................       --                  4,496,895            44,928            97,833
  Net unrealized appreciation (depreciation)
   of investments during the period..........       --                 50,207,429           629,776        20,028,797
                                              -------------------  -----------------  ---------------  ------------------
  Net increase in net assets resulting from
   operations................................         196,827          82,274,026         1,922,792        27,258,103
                                              -------------------  -----------------  ---------------  ------------------
UNIT TRANSACTIONS:
  Purchases..................................         774,359          58,909,002         2,223,659        15,649,018
  Net transfers..............................     (10,442,791)         (2,307,551)       (2,963,809)       16,985,560
  Surrenders.................................        (668,503)        (29,434,632)       (2,745,277)       (6,626,315)
                                              -------------------  -----------------  ---------------  ------------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........     (10,336,935)         27,166,819        (3,485,427)       26,008,263
                                              -------------------  -----------------  ---------------  ------------------
  Total increase (decrease) in net assets....     (10,140,108)        109,440,845        (1,562,635)       53,266,366
NET ASSETS:
  Beginning of period........................      10,140,108         388,397,395        25,753,744        75,976,739
                                              -------------------  -----------------  ---------------  ------------------
  End of period..............................     $ --               $497,838,240       $24,191,109       $129,243,105
                                              -------------------  -----------------  ---------------  ------------------
                                              -------------------  -----------------  ---------------  ------------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                U.S. GOVERNMENT         CAPITAL          MORTGAGE
                                               MONEY MARKET FUND   APPRECIATION FUND  SECURITIES FUND      INDEX FUND
                                                  SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                              -------------------  -----------------  ---------------  ------------------
OPERATIONS:
  Net investment income (loss)...............     $   343,436        $ (1,092,104)      $ 1,355,014       $   728,190
  Capital gains income.......................       --                 18,716,143          --                 935,734
  Net realized gain (loss) on security
   transactions..............................       --                 29,382,290           (18,537)        5,514,280
  Net unrealized (depreciation) appreciation
   of investments during the period..........       --                 12,195,355          (351,685)        4,693,033
                                              -------------------  -----------------  ---------------  ------------------
  Net increase in net assets resulting from
   operations................................         343,436          59,201,684           984,792        11,871,237
                                              -------------------  -----------------  ---------------  ------------------
UNIT TRANSACTIONS:
  Purchases..................................       1,337,245          53,044,599         2,661,238        10,324,537
  Net transfers..............................         259,211          (3,808,589)       (3,090,374)        8,456,897
  Surrenders.................................        (330,706)         (6,625,610)         (648,434)       (1,299,479)
                                              -------------------  -----------------  ---------------  ------------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........       1,265,750          42,610,400        (1,077,570)       17,481,955
                                              -------------------  -----------------  ---------------  ------------------
  Total increase (decrease) in net assets....       1,609,186         101,812,084           (92,778)       29,353,192
NET ASSETS:
  Beginning of period........................       8,530,922         286,585,311        25,846,522        46,623,547
                                              -------------------  -----------------  ---------------  ------------------
  End of period..............................     $10,140,108        $388,397,395       $25,753,744       $75,976,739
                                              -------------------  -----------------  ---------------  ------------------
                                              -------------------  -----------------  ---------------  ------------------

                                                                                               CALVERT
                                                 INTERNATIONAL         DIVIDEND AND      RESPONSIBLY INVESTED
                                               OPPORTUNITIES FUND      GROWTH FUND        BALANCED PORTFOLIO
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                               ------------------  --------------------  --------------------
OPERATIONS:
  Net investment income (loss)...............     $      (758)         $   582,784           $   404,341
  Capital gains income.......................       4,696,573            1,059,984             1,315,449
  Net realized gain (loss) on security
   transactions..............................         888,549              (51,874)               69,930
  Net unrealized appreciation (depreciation)
   of investments during the period..........      (5,282,405)          11,994,336             2,549,851
                                               ------------------  --------------------  --------------------
  Net increase in net assets resulting from
   operations................................         301,959           13,585,230             4,339,571
                                               ------------------  --------------------  --------------------
UNIT TRANSACTIONS:
  Purchases..................................      11,237,406           11,234,389             3,573,694
  Net transfers..............................     (15,648,256)          19,144,366            (1,447,654)
  Surrenders.................................      (3,880,815)          (1,727,395)             (659,872)
                                               ------------------  --------------------  --------------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........      (8,291,665)          28,651,360             1,466,168
                                               ------------------  --------------------  --------------------
  Total increase (decrease) in net assets....      (7,989,706)          42,236,590             5,805,739
NET ASSETS:
  Beginning of period........................      64,805,997           31,126,685            21,860,477
                                               ------------------  --------------------  --------------------
  End of period..............................     $56,816,291          $73,363,275           $27,666,216
                                               ------------------  --------------------  --------------------
                                               ------------------  --------------------  --------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
                                                                                               CALVERT
                                                 INTERNATIONAL         DIVIDEND AND      RESPONSIBLY INVESTED
                                               OPPORTUNITIES FUND      GROWTH FUND        BALANCED PORTFOLIO
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                               ------------------  --------------------  --------------------
OPERATIONS:
  Net investment income (loss)...............     $   537,463          $   299,029           $   279,479
  Capital gains income.......................       1,423,334              208,419             1,166,308
  Net realized gain (loss) on security
   transactions..............................       2,372,529              289,777             1,416,934
  Net unrealized (depreciation) appreciation
   of investments during the period..........       2,008,357            3,206,970              (711,714)
                                               ------------------  --------------------  --------------------
  Net increase in net assets resulting from
   operations................................       6,341,683            4,004,195             2,151,007
                                               ------------------  --------------------  --------------------
UNIT TRANSACTIONS:
  Purchases..................................      10,623,622            4,720,731             3,423,700
  Net transfers..............................       1,472,637           15,166,440              (640,735)
  Surrenders.................................      (1,089,816)            (496,007)             (453,414)
                                               ------------------  --------------------  --------------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........      11,006,443           19,391,164             2,329,551
                                               ------------------  --------------------  --------------------
  Total increase (decrease) in net assets....      17,348,126           23,395,359             4,480,558
NET ASSETS:
  Beginning of period........................      47,457,871            7,731,326            17,379,919
                                               ------------------  --------------------  --------------------
  End of period..............................     $64,805,997          $31,126,685           $21,860,477
                                               ------------------  --------------------  --------------------
                                               ------------------  --------------------  --------------------

--------------------------------------------------------------------------------

                             DC VARIABLE ACCOUNT-I
                        HARTFORD LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:
DC Variable Account-I (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:
    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investment in shares of the Hartford and Calvert Responsibly Invested Series mutual funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    c) FEDERAL INCOME TAXES -- For Federal income tax purposes, the Account intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income to variable annuity contract owners and otherwise complying with the requirements for regulated investment companies. Accordingly, no provision for Federal income taxes has been made. For purposes of determining net realized taxable gains to be distributed, the capital gains and losses of each Sub-Account within the Account are combined. Distribution of any net realized capital gains so determined will be made to the contract owners of the Sub-Account having net realized capital gains. The cumulative realized losses used to offset realized capital gains in each Sub-Account will be considered in the determination of future distributions of realized capital gains to each Sub-Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT
   AND RELATED CHARGES:

    a) MORTALITY AND EXPENSE UNDERTAKINGS -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to .90% of the Account's average daily net assets.

    b) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

 4. HARTFORD U.S. GOVERNMENT MONEY
   MARKET FUND:

    On June 27, 1997, the Hartford U.S. Government Money Market Fund was merged with the HVA Money Market Fund. Accordingly, all contractholder account values held in the Hartford U.S. Government Money Market Fund were exchanged for equivalent account values of HVA Money Market Fund on June 27, 1997.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company
Separate Account Two and to the
Owners of Units of Interest Therein:

We have audited the accompanying statement of assets and liabilities of Hartford Life Insurance Company Separate Account Two (the Account) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Separate Account Two as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

                      This page intentionally left blank.

--------------------------------------------------------------------------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                                                MONEY
                                     BOND FUND   STOCK FUND  MARKET FUND ADVISERS FUND
                                    SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                    ----------- ------------ ----------- -------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares               13,748,867
    Cost                $13,871,095
    Market Value................... $14,432,928      --          --           --
  Hartford Stock Fund, Inc.
    Shares               32,365,883
    Cost                $73,022,218
    Market Value...................     --      $165,821,003     --           --
  HVA Money Market Fund, Inc.
    Shares                5,933,485
    Cost                $ 5,933,485
    Market Value...................     --           --      $5,933,485       --
  Hartford Advisers Fund, Inc.
    Shares               26,712,645
    Cost                $42,864,084
    Market Value...................     --           --          --      $ 67,496,067
  Hartford Capital Appreciation
   Fund, Inc.
    Shares               22,392,292
    Cost                $66,180,725
    Market Value...................     --           --          --           --
  Hartford Mortgage Securities
   Fund, Inc.
    Shares                3,176,077
    Cost                $ 3,352,946
    Market Value...................     --           --          --           --
  Hartford Index Fund, Inc.
    Shares                8,680,791
    Cost                $16,771,797
    Market Value...................     --           --          --           --
  Hartford International
   Opportunities Fund, Inc.
    Shares                7,531,794
    Cost                $ 9,079,949
    Market Value...................     --           --          --           --
  Hartford Dividend and Growth
   Fund, Inc.
    Shares                7,260,907
    Cost                $11,296,243
    Market Value...................     --           --          --           --
  Calvert Responsibly Invested
   Balanced Fund
    Shares                1,696,915
    Cost                $ 2,797,362
    Market Value...................     --           --          --           --
  Due from Hartford Life Insurance
   Company.........................      9,130       108,971      1,579       223,631
  Receivable from fund shares
   sold............................      1,746       141,748     --           --
                                    ----------- ------------ ----------- -------------
  Total Assets..................... 14,443,804   166,071,722  5,935,064    67,719,698
                                    ----------- ------------ ----------- -------------
LIABILITIES:
  Due to Hartford Life Insurance
   Company.........................      1,746       141,744     --           --
  Payable for fund shares
   purchased.......................      9,127       108,907      1,611       223,410
                                    ----------- ------------ ----------- -------------
  Total Liabilities................     10,873       250,651      1,611       223,410
                                    ----------- ------------ ----------- -------------
  Net Assets (variable annuity
   contract liabilities)........... $14,432,931 $165,821,071 $5,933,453  $ 67,496,288
                                    ----------- ------------ ----------- -------------
                                    ----------- ------------ ----------- -------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                         CAPITAL          MORTGAGE                    INTERNATIONAL     DIVIDEND AND
                                    APPRECIATION FUND  SECURITIES FUND  INDEX FUND  OPPORTUNITIES FUND   GROWTH FUND
                                       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                    -----------------  ---------------  ----------- ------------------  -------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares               13,748,867
    Cost                $13,871,095
    Market Value...................       --                --              --            --                 --
  Hartford Stock Fund, Inc.
    Shares               32,365,883
    Cost                $73,022,218
    Market Value...................       --                --              --            --                 --
  HVA Money Market Fund, Inc.
    Shares                5,933,485
    Cost                $ 5,933,485
    Market Value...................       --                --              --            --                 --
  Hartford Advisers Fund, Inc.
    Shares               26,712,645
    Cost                $42,864,084
    Market Value...................       --                --              --            --                 --
  Hartford Capital Appreciation
   Fund, Inc.
    Shares               22,392,292
    Cost                $66,180,725
    Market Value...................   $ 98,743,668          --              --            --                 --
  Hartford Mortgage Securities
   Fund, Inc.
    Shares                3,176,077
    Cost                $ 3,352,946
    Market Value...................       --             $ 3,442,171        --            --                 --
  Hartford Index Fund, Inc.
    Shares                8,680,791
    Cost                $16,771,797
    Market Value...................       --                --          $24,980,790       --                 --
  Hartford International
   Opportunities Fund, Inc.
    Shares                7,531,794
    Cost                $ 9,079,949
    Market Value...................       --                --              --         $ 9,749,584           --
  Hartford Dividend and Growth
   Fund, Inc.
    Shares                7,260,907
    Cost                $11,296,243
    Market Value...................       --                --              --            --             $14,175,673
  Calvert Responsibly Invested
   Balanced Fund
    Shares                1,696,915
    Cost                $ 2,797,362
    Market Value...................       --                --              --            --                 --
  Due from Hartford Life Insurance
   Company.........................        117,836               248        51,061          30,907            33,601
  Receivable from fund shares
   sold............................       --                --              21,199        --                 --
                                    -----------------  ---------------  ----------- ------------------  -------------
  Total Assets.....................     98,861,504         3,442,419    25,053,050       9,780,491        14,209,274
                                    -----------------  ---------------  ----------- ------------------  -------------
LIABILITIES:
  Due to Hartford Life Insurance
   Company.........................       --                --              22,120        --                 --
  Payable for fund shares
   purchased.......................        117,073               275        51,032          30,936            33,568
                                    -----------------  ---------------  ----------- ------------------  -------------
  Total Liabilities................        117,073               275        73,152          30,936            33,568
                                    -----------------  ---------------  ----------- ------------------  -------------
  Net Assets (variable annuity
   contract liabilities)...........   $ 98,744,431       $ 3,442,144    $24,979,898    $ 9,749,555       $14,175,706
                                    -----------------  ---------------  ----------- ------------------  -------------
                                    -----------------  ---------------  ----------- ------------------  -------------

                                           CALVERT
                                     RESPONSIBLY INVESTED
                                      BALANCED PORTFOLIO
                                         SUB-ACCOUNT
                                     --------------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares               13,748,867
    Cost                $13,871,095
    Market Value...................        --
  Hartford Stock Fund, Inc.
    Shares               32,365,883
    Cost                $73,022,218
    Market Value...................        --
  HVA Money Market Fund, Inc.
    Shares                5,933,485
    Cost                $ 5,933,485
    Market Value...................        --
  Hartford Advisers Fund, Inc.
    Shares               26,712,645
    Cost                $42,864,084
    Market Value...................        --
  Hartford Capital Appreciation
   Fund, Inc.
    Shares               22,392,292
    Cost                $66,180,725
    Market Value...................        --
  Hartford Mortgage Securities
   Fund, Inc.
    Shares                3,176,077
    Cost                $ 3,352,946
    Market Value...................        --
  Hartford Index Fund, Inc.
    Shares                8,680,791
    Cost                $16,771,797
    Market Value...................        --
  Hartford International
   Opportunities Fund, Inc.
    Shares                7,531,794
    Cost                $ 9,079,949
    Market Value...................        --
  Hartford Dividend and Growth
   Fund, Inc.
    Shares                7,260,907
    Cost                $11,296,243
    Market Value...................        --
  Calvert Responsibly Invested
   Balanced Fund
    Shares                1,696,915
    Cost                $ 2,797,362
    Market Value...................      $ 3,363,286
  Due from Hartford Life Insurance
   Company.........................            2,763
  Receivable from fund shares
   sold............................        --
                                         -----------
  Total Assets.....................        3,366,049
                                         -----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company.........................        --
  Payable for fund shares
   purchased.......................            2,139
                                         -----------
  Total Liabilities................            2,139
                                         -----------
  Net Assets (variable annuity
   contract liabilities)...........      $ 3,363,910
                                         -----------
                                         -----------

--------------------------------------------------------------------------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1997

                                     AMERICAN CENTURY VP
                                       ADVANTAGE FUND
                                         SUB-ACCOUNT
                                     -------------------
ASSETS:
Investments:
  American Century VP Advantage
   Fund, Inc.
Shares                       37,657
 Cost                     $ 232,898
    Market Value...................       $248,536
  American Century VP Capital
   Appreciation Fund, Inc.
Shares                      153,878
Cost                     $1,711,391
    Market Value...................       --
  Fidelity VIP Overseas Fund, Inc.
Shares                      103,298
Cost                     $1,861,058
    Market Value...................       --
  Fidelity VIP II Asset Manager
   Fund
Shares                      176,732
Cost                     $2,826,562
    Market Value...................       --
  Fidelity VIP II Contrafund Fund
Shares                      599,344
Cost                     $9,253,467
    Market Value...................       --
  Fidelity VIP Growth Fund
Shares                      295,397
Cost                     $9,068,124
    Market Value...................       --
  Dividends........................       --
  Due from Hartford Life Insurance
   Company.........................            283
  Receivable from fund shares
   sold............................       --
                                          --------
  Total Assets.....................        248,819
                                          --------
LIABILITIES:
  Due to Hartford Life Insurance
   Company.........................       --
  Payable for fund shares
   purchased.......................            283
                                          --------
  Total Liabilities................            283
                                          --------
  Net Assets (variable annuity
   contract liabilities)...........       $248,536
                                          --------
                                          --------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                       AMERICAN CENTURY VP      FIDELITY VIP    FIDELITY VIP II    FIDELITY VIP II  FIDELITY VIP
                                    CAPITAL APPRECIATION FUND   OVERSEAS FUND  ASSET MANAGER FUND  CONTRAFUND FUND  GROWTH FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                                    -------------------------  --------------- ------------------  ---------------  ------------
ASSETS:
Investments:
  American Century VP Advantage
   Fund, Inc.
Shares                       37,657
 Cost                     $ 232,898
    Market Value...................        --                        --              --                 --               --
  American Century VP Capital
   Appreciation Fund, Inc.
Shares                      153,878
Cost                     $1,711,391
    Market Value...................        $1,489,538                --              --                 --               --
  Fidelity VIP Overseas Fund, Inc.
Shares                      103,298
Cost                     $1,861,058
    Market Value...................        --                     $ 1,983,322        --                 --               --
  Fidelity VIP II Asset Manager
   Fund
Shares                      176,732
Cost                     $2,826,562
    Market Value...................        --                        --            $3,182,950           --               --
  Fidelity VIP II Contrafund Fund
Shares                      599,344
Cost                     $9,253,467
    Market Value...................        --                        --              --              $11,950,919         --
  Fidelity VIP Growth Fund
Shares                      295,397
Cost                     $9,068,124
    Market Value...................        --                        --              --                 --           $10,959,230
  Dividends........................        --                        --              --                 --               --
  Due from Hartford Life Insurance
   Company.........................        --                          22,788           7,523            57,573            3,133
  Receivable from fund shares
   sold............................             1,383                --              --                 --               --
                                          -----------          --------------- ------------------  ---------------  ------------
  Total Assets.....................         1,490,921               2,006,110       3,190,473        12,008,492       10,962,363
                                          -----------          --------------- ------------------  ---------------  ------------
LIABILITIES:
  Due to Hartford Life Insurance
   Company.........................             1,366                --              --                 --               --
  Payable for fund shares
   purchased.......................        --                          22,827           7,110            57,479            3,071
                                          -----------          --------------- ------------------  ---------------  ------------
  Total Liabilities................             1,366                  22,827           7,110            57,479            3,071
                                          -----------          --------------- ------------------  ---------------  ------------
  Net Assets (variable annuity
   contract liabilities)...........        $1,489,555             $ 1,983,283      $3,183,363        $11,951,013     $10,959,292
                                          -----------          --------------- ------------------  ---------------  ------------
                                          -----------          --------------- ------------------  ---------------  ------------

--------------------------------------------------------------------------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1997

                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION
  PERIOD:
 GROUP SUB-ACCOUNTS:
 Bond Fund Qualified 1.00% QP......................       847,977   $4.784200  $    4,056,892
 Bond Fund 1.25% DCII..............................     1,605,816    4.604170       7,393,450
 Bond Fund .15% DCII...............................       276,215    4.434356       1,224,836
 Stock Fund Qualified 1.00% QP.....................     2,708,229   14.853569      40,226,866
 Stock Fund Qualified .825% QP.....................     1,145,365   11.971280      13,711,485
 Stock Fund Non-Qualified 1.00% NP.................        87,464   11.654109       1,019,315
 Stock Fund Non-Qualified .825% NQ.................       767,810   11.992187       9,207,721
 Stock Fund 1.25% DCII.............................     5,081,931   14.295490      72,648,694
 Stock Fund .15% DCII..............................       870,050   11.344329       9,870,133
 Money Market Fund Qualified .375% QP..............         2,682    3.246956           8,708
 Money Market Fund 1.25% DCII......................     1,473,053    2.834423       4,175,255
 Money Market Fund .15% DCII.......................       362,821    2.817806       1,022,359
 Advisers Fund 1.25% DCII..........................    10,298,634    5.168279      53,226,214
 Advisers Fund .15% DCII...........................       617,065    6.061165       3,740,133
 Capital Appreciation Fund 1.25% DCII..............    11,032,011    7.896085      87,109,697
 Capital Appreciation Fund .15% DCII...............       782,485    9.163200       7,170,067
 Mortgage Securities Fund 1.25% DCII...............     1,035,472    2.606495       2,698,953
 Mortgage Securities Fund .15% DCII................       114,174    3.005567         343,158
 Index Fund 1.25% DCII.............................     5,414,986    3.744823      20,278,164
 Index Fund .15% DCII..............................       453,462    4.128555       1,872,143
 International Opportunities Fund 1.25% DCII.......     5,863,904    1.469173       8,615,089
 International Opportunities Fund .15% DCII........       410,998    1.595199         655,624
 Dividend and Growth Fund Sub-Account..............     6,877,177    1.932989      13,293,507
 Calvert Responsibly Invested Balanced Fund 1.25%
  DCII.............................................     1,290,611    2.396114       3,092,451
 American Century VP Advantage Fund Sub-Account....       189,239    1.263961         239,191
 American Century VP Capital Appreciation Fund
  Sub-Account......................................     1,519,844    0.975662       1,482,854
 Fidelity VIP Overseas Fund Sub-Account............     1,562,891    1.268984       1,983,283
 Fidelity VIP II Asset Manager Fund Sub-Account....     2,172,118    1.465557       3,183,363
 Fidelity VIP II Contrafund Fund Sub-Account.......     7,406,641    1.613482      11,950,482
 Fidelity VIP II Growth Fund Sub-Account...........     7,393,150    1.482007      10,956,700
                                                                               --------------
 TOTAL ACCUMULATION PERIOD.........................                               396,456,787
                                                                               --------------
 ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
 GROUP SUB-ACCOUNTS:
 Bond Fund Qualified 1.00% QP......................        77,211    4.784200         369,393
 Bond Fund 1.25% DCII..............................       286,987    4.604170       1,321,337
 Bond Fund 1.00% DCII..............................        10,642    4.765312          50,712
 Bond Fund .15% DCII...............................         3,678    4.434356          16,311
 Stock Fund Qualified 1.00% QP.....................       224,506   14.853569       3,334,715

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 GROUP SUB-ACCOUNTS -- (CONTINUED)
 Stock Fund Qualified .825% QP.....................        45,882   $11.971280 $      549,261
 Stock Fund Non-Qualified 1.00% NP.................         5,113   11.654109          59,587
 Stock Fund Non-Qualified .825% NQ.................        47,752   11.992187         572,651
 Stock Fund 1.25% DCII.............................     1,011,885   14.295490      14,465,392
 Stock Fund 1.00% DCII.............................         2,520   14.807393          37,315
 Stock Fund .15% DCII..............................        10,396   11.344329         117,936
 Money Market Fund 1.25% DCII......................       256,535    2.834423         727,131
 Advisers Fund 1.25% DCII..........................     2,010,738    5.168279      10,392,055
 Advisers Fund .15% DCII...........................        22,749    6.061165         137,886
 Capital Appreciation Fund 1.25% DCII..............       556,519    7.896085       4,394,321
 Capital Appreciation Fund .15% DCII...............         7,677    9.163200          70,346
 Mortgage Securities Fund 1.25% DCII...............       153,475    2.606495         400,033
 Index Fund 1.25% DCII.............................       751,604    3.744823       2,814,612
 Index Fund .15% DCII..............................         3,628    4.128555          14,979
 International Opportunities Fund 1.25% DCII.......       309,523    1.469173         454,743
 International Opportunities Fund .15% DCII........        15,107    1.595199          24,099
 Dividend and Growth Fund Sub-Account..............       456,391    1.932989         882,199
 Calvert Responsibly Invested Balanced Fund 1.25%
  DCII.............................................       113,291    2.396114         271,459
 American Century VP Advantage Fund Sub-Account....         7,393    1.263961           9,345
 American Century VP Capital Appreciation Fund
  Sub-Account......................................         6,869    0.975662           6,701
 Fidelity VIP II Contrafund Fund Sub-Account.......           329    1.613482             531
 Fidelity VIP II Growth Fund Sub-Account...........         1,750    1.482007           2,592
                                                                               --------------
 TOTAL ANNUITY PERIOD..............................                                41,497,642
                                                                               --------------
 GRAND TOTAL.......................................                            $  437,954,429
                                                                               --------------
                                                                               --------------

--------------------------------------------------------------------------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                    MONEY
                                      BOND FUND     STOCK FUND   MARKET FUND   ADVISERS FUND
                                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                     -----------   ------------  -----------   -------------
INVESTMENT INCOME:
  Dividends........................  $   821,210   $  1,572,574  $   283,695   $   1,427,145
EXPENSES:
  Mortality and expense
   undertakings....................     (150,928)    (1,618,398)     (58,096)       (686,694)
                                     -----------   ------------  -----------   -------------
    Net investment income (loss)...      670,282        (45,824)     225,599         740,451
                                     -----------   ------------  -----------   -------------
CAPITAL GAINS INCOME...............      --           7,063,630           18       2,516,544
                                     -----------   ------------  -----------   -------------
NET REALIZED AND UNREALIZED (LOSS)
  GAIN ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions...........      (17,007)     6,112,590      --              (19,989)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............      698,032     26,385,702      --            8,870,417
                                     -----------   ------------  -----------   -------------
    Net gain (loss) on
     investments...................      681,025     32,498,292      --            8,850,428
                                     -----------   ------------  -----------   -------------
    Net increase (decrease) in net
     assets resulting from
     operations....................  $ 1,351,307   $ 39,516,098  $   225,617   $  12,107,423
                                     -----------   ------------  -----------   -------------
                                     -----------   ------------  -----------   -------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                     U.S. GOVERNMENT
                                          MONEY             CAPITAL           MORTGAGE                      INTERNATIONAL
                                       MARKET FUND     APPRECIATION FUND   SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND
                                       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                     ---------------   -----------------   ---------------   -----------  ------------------
INVESTMENT INCOME:
  Dividends........................     $ 30,990          $   485,988        $  202,606      $   281,733     $    90,257
EXPENSES:
  Mortality and expense
   undertakings....................       (7,380)          (1,010,830)          (37,903)        (157,504)       (119,287)
                                         -------       -----------------   ---------------   -----------      ----------
    Net investment income (loss)...       23,610             (524,842)          164,703          124,229         (29,030)
                                         -------       -----------------   ---------------   -----------      ----------
CAPITAL GAINS INCOME...............      --                 6,234,258           --             1,272,234         770,963
                                         -------       -----------------   ---------------   -----------      ----------
NET REALIZED AND UNREALIZED (LOSS)
  GAIN ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions...........      --                  (406,564)            4,355          (50,915)         (9,826)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............      --                10,345,344            77,114        3,736,267        (815,682)
                                         -------       -----------------   ---------------   -----------      ----------
    Net gain (loss) on
     investments...................      --                 9,938,780            81,469        3,685,352        (825,508)
                                         -------       -----------------   ---------------   -----------      ----------
    Net increase (decrease) in net
     assets resulting from
     operations....................     $ 23,610          $15,648,196        $  246,172      $ 5,081,815     $   (83,575)
                                         -------       -----------------   ---------------   -----------      ----------
                                         -------       -----------------   ---------------   -----------      ----------

                                                          CALVERT
                                     DIVIDEND AND   RESPONSIBLY INVESTED
                                     GROWTH FUND     BALANCED PORTFOLIO
                                     SUB-ACCOUNT        SUB-ACCOUNT
                                     ------------   --------------------
INVESTMENT INCOME:
  Dividends........................  $   193,436         $   73,766
EXPENSES:
  Mortality and expense
   undertakings....................     (122,434)           (37,000)
                                     ------------          --------
    Net investment income (loss)...       71,002             36,766
                                     ------------          --------
CAPITAL GAINS INCOME...............      191,362            160,014
                                     ------------          --------
NET REALIZED AND UNREALIZED (LOSS)
  GAIN ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions...........       (5,106)            (2,131)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............    2,164,090            296,021
                                     ------------          --------
    Net gain (loss) on
     investments...................    2,158,984            293,890
                                     ------------          --------
    Net increase (decrease) in net
     assets resulting from
     operations....................  $ 2,421,348         $  490,670
                                     ------------          --------
                                     ------------          --------

--------------------------------------------------------------------------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1997

                                     AMERICAN CENTURY VP
                                       ADVANTAGE FUND
                                         SUB-ACCOUNT
                                     -------------------
INVESTMENT INCOME:
  Dividends........................       $  2,818
EXPENSES:
  Mortality and expense
   undertakings....................         (2,524)
                                           -------
    Net investment income (loss)...            294
                                           -------
CAPITAL GAINS INCOME...............         10,139
                                           -------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions...........             86
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............          9,915
                                           -------
    Net gain (loss) on
     investments...................         10,001
                                           -------
    Net increase (decrease) in net
     assets resulting from
     operations....................       $ 20,434
                                           -------
                                           -------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                       AMERICAN CENTURY VP       FIDELITY VIP    FIDELITY VIP II    FIDELITY VIP II  FIDELITY VIP
                                    CAPITAL APPRECIATION FUND    OVERSEAS FUND  ASSET MANAGER FUND  CONTRAFUND FUND  GROWTH FUND
                                           SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                                    --------------------------  --------------- ------------------  ---------------  ------------
INVESTMENT INCOME:
  Dividends........................         $--                    $    21,186      $   65,855        $   60,821      $   48,646
EXPENSES:
  Mortality and expense
   undertakings....................            (16,454)                (19,993 )        (30,524)        (117,285)       (110,429)
                                              --------          ---------------       --------      ---------------  ------------
    Net investment income (loss)...            (16,454)                  1,193          35,331           (56,464)        (61,783)
                                              --------          ---------------       --------      ---------------  ------------
CAPITAL GAINS INCOME...............             22,619                  84,101         165,196           160,741         217,749
                                              --------          ---------------       --------      ---------------  ------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions...........             (3,879)                    (12 )             45           14,539          10,890
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............            (72,938)                 40,887         211,417         1,769,331       1,505,289
                                              --------          ---------------       --------      ---------------  ------------
    Net gain (loss) on
     investments...................            (76,817)                 40,875         211,462         1,783,870       1,516,179
                                              --------          ---------------       --------      ---------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations....................         $  (70,652)            $   126,169      $  411,989        $1,888,147      $1,672,145
                                              --------          ---------------       --------      ---------------  ------------
                                              --------          ---------------       --------      ---------------  ------------

--------------------------------------------------------------------------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                   MONEY
                                      BOND FUND    STOCK FUND   MARKET FUND     ADVISERS FUND
                                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                                     -----------  ------------  ------------    -------------
OPERATIONS:
  Net investment income (loss).....  $   670,282  $    (45,824) $    225,599    $     740,451
  Capital gains income.............      --          7,063,630            18        2,516,544
  Net realized (loss) gain on
   security transactions...........      (17,007)    6,112,590       --               (19,989)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............      698,032    26,385,702       --             8,870,417
                                     -----------  ------------  ------------    -------------
  Net increase (decrease) in net
   assets resulting from
   operations......................    1,351,307    39,516,098       225,617       12,107,423
                                     -----------  ------------  ------------    -------------
UNIT TRANSACTIONS:
  Purchases........................      832,400     5,392,017       549,395        4,595,725
  Net transfers....................     (417,232)       37,450       851,783        2,974,576
  Surrenders.......................   (2,101,192)  (13,048,670)     (896,520)      (7,855,498)
  Net annuity transactions.........       15,744       (31,189)      270,889          543,432
                                     -----------  ------------  ------------    -------------
  Net (decrease) increase in net
   assets resulting from unit
   transactions....................   (1,670,280)   (7,650,392)      775,547          258,235
                                     -----------  ------------  ------------    -------------
  Total (decrease) increase in net
   assets..........................     (318,973)   31,865,706     1,001,164       12,365,658
NET ASSETS:
  Beginning of period..............   14,751,904   133,955,365     4,932,289       55,130,630
                                     -----------  ------------  ------------    -------------
  End of period....................  $14,432,931  $165,821,071  $  5,933,453    $  67,496,288
                                     -----------  ------------  ------------    -------------
                                     -----------  ------------  ------------    -------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                   MONEY
                                      BOND FUND    STOCK FUND   MARKET FUND     ADVISERS FUND
                                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                                     -----------  ------------  ------------    -------------
OPERATIONS:
  Net investment income (loss).....  $   766,825  $    649,296  $    180,280    $     856,731
  Capital gains income.............      --          4,599,796       --               964,295
  Net realized (loss) gain on
   security transactions...........      (40,872)    1,939,739       --                35,540
  Net unrealized (depreciation)
   appreciation of investments
   during the period...............     (357,142)   18,075,624       --             5,165,238
                                     -----------  ------------  ------------    -------------
  Net increase (decrease) in net
   assets resulting from
   operations......................      368,811    25,264,455       180,280        7,021,804
                                     -----------  ------------  ------------    -------------
UNIT TRANSACTIONS:
  Purchases........................    1,706,289     6,927,393       618,119        5,334,298
  Net transfers....................     (122,846)     (602,947)      628,335        1,428,268
  Surrenders.......................   (1,497,113)   (7,342,209)     (190,537)      (2,001,572)
  Net annuity transactions.........      (95,669)      (91,756)      (64,000)         737,366
                                     -----------  ------------  ------------    -------------
  Net (decrease) increase in net
   assets resulting from unit
   transactions....................       (9,339)   (1,109,519)      991,917        5,498,360
                                     -----------  ------------  ------------    -------------
  Total increase in net assets.....      359,472    24,154,936     1,172,197       12,520,164
NET ASSETS:
  Beginning of period..............   14,392,432   109,800,429     3,760,092       42,610,466
                                     -----------  ------------  ------------    -------------
  End of period....................  $14,751,904  $133,955,365  $  4,932,289    $  55,130,630
                                     -----------  ------------  ------------    -------------
                                     -----------  ------------  ------------    -------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                      U.S. GOVERNMENT         CAPITAL          MORTGAGE                            INTERNATIONAL
                                     MONEY MARKET FUND   APPRECIATION FUND  SECURITIES FUND      INDEX FUND      OPPORTUNITIES FUND
                                        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                    -------------------  -----------------  ---------------  ------------------  ------------------
OPERATIONS:
  Net investment income (loss).....     $    23,610        $   (524,842)      $   164,703       $   124,229         $   (29,030)
  Capital gains income.............       --                  6,234,258          --               1,272,234             770,963
  Net realized (loss) gain on
   security transactions...........       --                   (406,564)            4,355           (50,915)             (9,826)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............       --                 10,345,344            77,114         3,736,267            (815,682)
                                    -------------------  -----------------  ---------------  ------------------  ------------------
  Net increase (decrease) in net
   assets resulting from
   operations......................          23,610          15,648,196           246,172         5,081,815             (83,575)
                                    -------------------  -----------------  ---------------  ------------------  ------------------
UNIT TRANSACTIONS:
  Purchases........................          67,057           9,347,535           327,685         2,173,282           1,283,578
  Net transfers....................      (1,102,863)          3,016,003          (254,745)        4,030,613              27,688
  Surrenders.......................        (217,863)        (10,608,061)         (405,827)       (2,241,041)         (1,550,593)
  Net annuity transactions.........        (245,098)            165,718           (17,654)        1,095,438             118,153
                                    -------------------  -----------------  ---------------  ------------------  ------------------
  Net (decrease) increase in net
   assets resulting from unit
   transactions....................      (1,498,767)          1,921,195          (350,541)        5,058,292            (121,174)
                                    -------------------  -----------------  ---------------  ------------------  ------------------
  Total (decrease) increase in net
   assets..........................      (1,475,157)         17,569,391          (104,369)       10,140,107            (204,749)
NET ASSETS:
  Beginning of period..............       1,475,157          81,175,040         3,546,513        14,839,791           9,954,304
                                    -------------------  -----------------  ---------------  ------------------  ------------------
  End of period....................     $ --               $ 98,744,431       $ 3,442,144       $24,979,898         $ 9,749,555
                                    -------------------  -----------------  ---------------  ------------------  ------------------
                                    -------------------  -----------------  ---------------  ------------------  ------------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                      U.S. GOVERNMENT         CAPITAL          MORTGAGE                            INTERNATIONAL
                                     MONEY MARKET FUND   APPRECIATION FUND  SECURITIES FUND      INDEX FUND      OPPORTUNITIES FUND
                                        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                    -------------------  -----------------  ---------------  ------------------  ------------------
OPERATIONS:
  Net investment income (loss).....     $    50,583        $   (303,100)      $   175,269       $   148,270         $    66,800
  Capital gains income.............       --                  3,808,440          --                 180,979             198,374
  Net realized (loss) gain on
   security transactions...........       --                     (9,432)             (420)            4,403                  78
  Net unrealized (depreciation)
   appreciation of investments
   during the period...............       --                  8,758,734           (42,001)        1,978,751             660,732
                                    -------------------  -----------------  ---------------  ------------------  ------------------
  Net increase (decrease) in net
   assets resulting from
   operations......................          50,583          12,254,642           132,848         2,312,403             925,984
                                    -------------------  -----------------  ---------------  ------------------  ------------------
UNIT TRANSACTIONS:
  Purchases........................         216,658          10,943,734           580,508         1,926,754           1,813,741
  Net transfers....................        (114,911)          3,516,516          (284,121)        1,743,671             890,028
  Surrenders.......................         (72,481)         (2,911,982)         (140,986)         (341,818)           (482,530)
  Net annuity transactions.........          (5,945)            498,302            13,292           106,587             133,144
                                    -------------------  -----------------  ---------------  ------------------  ------------------
  Net (decrease) increase in net
   assets resulting from unit
   transactions....................          23,321          12,046,570           168,693         3,435,194           2,354,383
                                    -------------------  -----------------  ---------------  ------------------  ------------------
  Total increase in net assets.....          73,904          24,301,212           301,541         5,747,597           3,280,367
NET ASSETS:
  Beginning of period..............       1,401,253          56,873,828         3,244,972         9,092,194           6,673,937
                                    -------------------  -----------------  ---------------  ------------------  ------------------
  End of period....................     $ 1,475,157        $ 81,175,040       $ 3,546,513       $14,839,791         $ 9,954,304
                                    -------------------  -----------------  ---------------  ------------------  ------------------
                                    -------------------  -----------------  ---------------  ------------------  ------------------

                                                                 CALVERT
                                         DIVIDEND AND      RESPONSIBLY INVESTED
                                         GROWTH FUND        BALANCED PORTFOLIO
                                         SUB-ACCOUNT           SUB-ACCOUNT
                                     --------------------  --------------------
OPERATIONS:
  Net investment income (loss).....      $    71,002           $    36,766
  Capital gains income.............          191,362               160,014
  Net realized (loss) gain on
   security transactions...........           (5,106)               (2,131)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............        2,164,090               296,021
                                     --------------------  --------------------
  Net increase (decrease) in net
   assets resulting from
   operations......................        2,421,348               490,670
                                     --------------------  --------------------
UNIT TRANSACTIONS:
  Purchases........................        1,566,382               470,443
  Net transfers....................        4,575,985                39,186
  Surrenders.......................         (872,615)             (273,570)
  Net annuity transactions.........          460,142               (24,048)
                                     --------------------  --------------------
  Net (decrease) increase in net
   assets resulting from unit
   transactions....................        5,729,894               212,011
                                     --------------------  --------------------
  Total (decrease) increase in net
   assets..........................        8,151,242               702,681
NET ASSETS:
  Beginning of period..............        6,024,464             2,661,229
                                     --------------------  --------------------
  End of period....................      $14,175,706           $ 3,363,910
                                     --------------------  --------------------
                                     --------------------  --------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 199
                                                                 CALVERT
                                         DIVIDEND AND      RESPONSIBLY INVESTED
                                         GROWTH FUND        BALANCED PORTFOLIO
                                         SUB-ACCOUNT           SUB-ACCOUNT
                                     --------------------  --------------------
OPERATIONS:
  Net investment income (loss).....      $    45,397           $    29,407
  Capital gains income.............           27,195               140,994
  Net realized (loss) gain on
   security transactions...........              923                 6,518
  Net unrealized (depreciation)
   appreciation of investments
   during the period...............          667,057                78,661
                                     --------------------  --------------------
  Net increase (decrease) in net
   assets resulting from
   operations......................          740,572               255,580
                                     --------------------  --------------------
UNIT TRANSACTIONS:
  Purchases........................          929,631               501,957
  Net transfers....................        3,564,656                86,346
  Surrenders.......................         (134,182)              (81,242)
  Net annuity transactions.........          176,775               135,085
                                     --------------------  --------------------
  Net (decrease) increase in net
   assets resulting from unit
   transactions....................        4,536,880               642,146
                                     --------------------  --------------------
  Total increase in net assets.....        5,277,452               897,726
NET ASSETS:
  Beginning of period..............          747,012             1,763,503
                                     --------------------  --------------------
  End of period....................      $ 6,024,464           $ 2,661,229
                                     --------------------  --------------------
                                     --------------------  --------------------

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company (the "Company") and subsidiaries as of December 31, 1997 and 1996, and the related Consolidated Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1997. These consolidated financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 27, 1998

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1997     1996     1995
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $1,637   $1,705   $1,487
   Net investment income...........................    1,368    1,397    1,328
   Net realized capital gains (losses).............        4     (213)     (11)
                                                      ------   ------   ------
     Total revenues................................    3,009    2,889    2,804
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,379    1,535    1,422
   Amortization of deferred policy acquisition
    costs..........................................      335      234      199
   Dividends to policyholders......................      240      635      675
   Other expenses..................................      586      427      317
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    2,540    2,831    2,613
                                                      ------   ------   ------
   Income before income tax expense................      469       58      191
   Income tax expense..............................      167       20       62
                                                      ------   ------   ------
 Net income........................................   $  302   $   38   $  129
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1997      1996
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $13,885 and
    $13,579).......................................   $14,176   $13,624
   Equity securities, at fair value................       180       119
   Policy loans, at outstanding balance............     3,756     3,836
   Other investments, at cost......................        47        56
                                                      -------   -------
     Total investments.............................    18,159    17,635
   Cash............................................        54        43
   Premiums receivable and agents' balances........        18       137
   Accrued investment income.......................       330       407
   Reinsurance recoverables........................     6,325     6,259
   Deferred policy acquisition costs...............     3,315     2,760
   Deferred income tax.............................       348       474
   Other assets....................................       352       357
   Separate account assets.........................    69,055    49,690
                                                      -------   -------
     Total assets..................................   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

 Liabilities
   Future policy benefits..........................   $ 3,270   $ 2,474
   Other policyholder funds........................    21,034    22,134
   Other liabilities...............................     2,254     1,572
   Separate account liabilities....................    69,055    49,690
                                                      -------   -------
     Total liabilities.............................    95,613    75,870
                                                      -------   -------

 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Additional paid in capital......................     1,045     1,045
   Net unrealized capital gains on securities, net
    of tax.........................................       179        30
   Retained earnings...............................     1,113       811
                                                      -------   -------
     Total stockholder's equity....................     2,343     1,892
                                                      -------   -------
   Total liabilities and stockholder's equity......   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                     ADDITIONAL       (LOSSES) ON                       TOTAL
                                           COMMON     PAID IN         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      CAPITAL         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 Balance, December 31, 1994..............    $6        $  826            $(654)         $  644         $  822
   Net income............................    --            --              --              129            129
   Capital contribution..................    --           181              --               --            181
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             597               --            597
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1995..............     6         1,007             (57)             773          1,729
   Net income............................    --            --              --               38             38
   Capital contribution..................    --            38              --               --             38
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --              87               --             87
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1996..............     6         1,045              30              811          1,892
   Net income............................    --            --              --              302            302
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             149               --            149
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1997..............    $6        $1,045            $179           $1,113         $2,343
                                             --
                                             --
                                                       ------          ------         -----------      ------
                                                       ------          ------         -----------      ------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                           FOR THE YEARS ENDED DECEMBER
                                                       31,
                                          ------------------------------
                                            1997       1996       1995
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    302   $     38   $    129
  Adjustments to reconcile net income to
   cash provided by operating activities
  Depreciation and amortization.........         8         14         21
  Net realized capital (gains) losses...        (4)       213         11
  Decrease (increase) in deferred income
   taxes................................        40       (102)      (172)
  Increase in deferred policy
   acquisition costs....................      (555)      (572)      (379)
  Decrease (increase) in premiums
   receivable and agents' balances......       119         10        (81)
  Decrease (increase) in accrued
   investment income....................        77        (13)       (16)
  Decrease (increase) in other assets...        52       (132)      (177)
  (Increase) decrease in reinsurance
   recoverables.........................      (416)       179        (35)
  Increase (decrease) in liabilities for
   future policy benefits...............       796        (92)       483
  Increase in other liabilities.........       379        477        281
                                          --------   --------   --------
    Cash provided by operating
     activities.........................       798         20         65
                                          --------   --------   --------
Investing Activities
  Purchases of fixed maturity
   investments..........................    (6,231)    (5,747)    (6,228)
  Sales of fixed maturity investments...     4,232      3,459      4,845
  Maturities and principal paydowns of
   fixed maturity investments...........     2,329      2,693      1,741
  Net sales (purchases) of other
   investments..........................        24       (107)      (871)
  Net (purchases) sales of short-term
   investments..........................      (638)        84        (24)
                                          --------   --------   --------
    Cash (used for) provided by
     investing activities...............      (284)       382       (537)
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         38         --
  Net (disbursements for) receipts from
   investment and universal life-type
   contracts (charged against) credited
   to policyholder accounts.............      (503)      (443)       498
                                          --------   --------   --------
    Cash (used for) provided by
     financing activities...............      (503)      (405)       498
                                          --------   --------   --------
  Increase (decrease) in cash...........        11         (3)        26
  Cash -- beginning of year.............        43         46         20
                                          --------   --------   --------
  Cash -- end of year...................  $     54   $     43   $     46
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $      9   $    189   $    162

Noncash Financing Activities:
  Capital contribution..................  $     --   $     --   $    181
                                          --------   --------   --------
                                          --------   --------   --------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

    These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (the "Company"), ITT Hartford Life and Annuity Insurance Company ("ILA") and ITT Hartford International Life Reassurance Corporation ("HLRe"), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company ("HA&I"), an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission relating to an Initial Public Offering ("IPO") of the Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received net proceeds of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses.

    On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) ("ITT") distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

    Along with its parent, the Company is a leading insurance and financial services company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and group disability insurance and corporate owned life insurance.

 2. SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

    These consolidated financial statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The consolidated financial statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) CHANGES IN ACCOUNTING PRINCIPLES

    In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

    On November 14, 1996, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

    In June 1996, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial

--------------------------------------------------------------------------------

assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Subsequently, in December 1996, the FASB issued SFAS No. 127, "Deferral of Effective Date of Certain Provisions of FASB Statement No. 125", which defers the effective date of certain provisions of SFAS No. 125 for one year. Adoption of SFAS No. 125 is not expected to have a material effect on the Company's financial condition or results of operations.

    Effective January 1, 1996, the Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles, and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed of. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

    The Company's cash flows were not impacted by these changes in accounting principles.

(C) REVENUE RECOGNITION

    Revenues for universal life-type policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues when they are due from policyholders.

(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Health reserves, which are the result of sales of group long-term and short-term disability, stop loss, Medicare Supplement and individual disability products, are stated at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(E) POLICYHOLDER REALIZED CAPITAL GAINS AND LOSSES

    Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.

(F) INVESTMENTS

    The Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of Stockholder's Equity designated "Net unrealized capital gains (losses) on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in Stockholder's Equity. Policy loans are carried at outstanding balance which approximates fair value. Net realized capital gains and losses, after deducting pension policyholders' share, are reported as a component of revenue and are determined on a specific identification basis.

    The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an on-going basis.

    During 1996, it was determined that certain individual securities within the investment portfolio supporting the Company's block of guaranteed rate contract business written prior to 1995 ("Closed Book GRC") could not recover to amortized cost prior to sale. Therefore, an other than temporary impairment loss of $88, after-tax, was recorded.

(G) DERIVATIVE INSTRUMENTS

    The Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/ or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. The Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value

--------------------------------------------------------------------------------

with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost.

    Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an on-going basis. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

    Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

    Open forward commitment contracts are marked to market through Stockholder's Equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

    The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of Stockholder's Equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

    The Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholders. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, generally 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization

--------------------------------------------------------------------------------

for the books of business are reestimated and adjusted by a cumulative charge or credit to income.

    The Company's other expenses include the following:

                                          1997       1996       1995
                                        ---------  ---------  ---------
Commissions...........................  $     976  $     848  $     619
Deferred acquisition costs............       (862)      (823)      (618)
Other.................................        472        402        316
                                        ---------  ---------  ---------
    Total other expenses..............  $     586  $     427  $     317
                                        ---------  ---------  ---------
                                        ---------  ---------  ---------

(J) DIVIDENDS TO POLICYHOLDERS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 55%, 44%, and 41% in 1997, 1996, and 1995, respectively, of total insurance in force.

 3. INITIAL PUBLIC OFFERING

    On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission, relating to the IPO of Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's promissory notes outstanding and line of credit. The remaining $160 was contributed by Hartford Life to HLA to support growth in its core businesses. The 26 million shares sold in the Offering represent approximately 18.6% of the equity ownership in Hartford Life and approximately 4.4% of the combined voting power of Hartford Life's Class A and Class B Common Stock. The Hartford owns all of the 114 million outstanding shares of Class B Common Stock of Hartford Life, representing approximately 81.4% of the equity ownership in Hartford Life and approximately 95.6% of the combined voting power of Hartford Life's Class A and Class B Common Stock. Holders of Class A Common Stock generally have identical rights to the holders of Class B Common Stock except that the holders of Class A Common Stock are entitled to one vote per share while holders of Class B Common Stock are entitled to five votes per share on all matters submitted to a vote of Hartford Life's stockholders.

 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        1997       1996       1995
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     932  $     918  $     996
Interest income from policy loans...        425        477        342
Income from other investments.......         26         15          1
                                      ---------  ---------  ---------
Gross investment income.............      1,383      1,410      1,339
Less: Investment expenses...........         15         13         11
                                      ---------  ---------  ---------
Net investment income...............  $   1,368  $   1,397  $   1,328
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                  FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                           ---------------------------------
                                              1997        1996       1995
                                              -----     ---------  ---------
Fixed maturities.........................   $      (7)  $    (201) $      23
Equity securities........................          12           2         (6)
Real estate and other....................          (1)         (4)       (25)
Less: Increase in liability to
 policyholders for realized capital
 gains...................................          --         (10)        (3)
                                                  ---   ---------  ---------
Net realized capital gains (losses)         $       4   $    (213) $     (11)
                                                  ---   ---------  ---------
                                                  ---   ---------  ---------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                       FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                              -------------------------------------
                                                 1997         1996         1995
                                                 -----        -----        -----
Gross unrealized capital gains..............   $      14    $      13    $       4
Gross unrealized capital losses.............          --           (1)          (2)
                                                     ---          ---          ---
Net unrealized capital gains................          14           12            2
Deferred income tax expense.................           5            4            1
                                                     ---          ---          ---
Net unrealized capital gains, net of tax....           9            8            1
Balance -- beginning of year................           8            1           (6)
                                                     ---          ---          ---
Net change in unrealized capital gains
 (losses) on equity securities..............   $       1    $       7    $       7
                                                     ---          ---          ---
                                                     ---          ---          ---

--------------------------------------------------------------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                    FOR THE YEARS ENDED
                                                                       DECEMBER 31,
                                                                   ---------------------
                                                                   1997    1996    1995
                                                                   -----   -----   -----
Gross unrealized capital gains...................................  $ 371   $ 386   $ 529
Gross unrealized capital losses..................................    (80)   (341)   (569)
Unrealized capital (gains) losses credited to policyholders......    (30)    (11)    (52)
                                                                   -----   -----   -----
Net unrealized capital gains (losses)............................    261      34     (92)
Deferred income tax expense (benefit)............................     91      12     (34)
                                                                   -----   -----   -----
Net unrealized capital gains (losses), net of tax................    170      22     (58)
Balance -- beginning of year.....................................     22     (58)   (648)
                                                                   -----   -----   -----
Net change in unrealized capital gains (losses) on fixed
 maturities......................................................  $ 148   $  80   $ 590
                                                                   -----   -----   -----
                                                                   -----   -----   -----

(E) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

                                                                                 AS OF DECEMBER 31, 1996
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   166       $ 12          $ (3)        $   175
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,970        161          (128)          2,003
States, municipalities and political subdivisions................        373          6           (11)            368
International governments........................................        281         12            (4)            289
Public utilities.................................................        877         12            (8)            881
All other corporate including international......................      4,656        120          (107)          4,669
All other corporate -- asset backed..............................      3,601         49           (59)          3,591
Short-term investments...........................................      1,655         14           (21)          1,648
                                                                   ----------     -----       -----------   ----------
    Total fixed maturities.......................................    $13,579       $386          $(341)       $13,624
                                                                   ----------     -----       -----------   ----------
                                                                   ----------     -----       -----------   ----------

    The amortized cost and estimated fair value of fixed maturity investments at December 31, 1997 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including MBS and CMO's, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                            AMORTIZED
                                              COST      FAIR VALUE
                                           -----------  -----------
One year or less.........................   $   2,838    $   2,867
Over one year through five years.........       5,528        5,595
Over five years through ten years........       3,094        3,156
Over ten years...........................       2,425        2,558
                                           -----------  -----------
    Total................................   $  13,885    $  14,176
                                           -----------  -----------
                                           -----------  -----------

--------------------------------------------------------------------------------

    Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $4.2 billion, $3.5 billion and $4.8 billion, gross realized capital gains of $169, $87 and $91, gross realized capital losses (including writedowns) of $176, $298 and $72, respectively. Sales of equity security investments for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $132, $74 and $64, gross realized capital gains of $12, $2 and $28 and gross realized capital losses of $0, $0 and $59, respectively.

(F) CONCENTRATION OF CREDIT RISK

    Excluding investments in U.S. government and agencies, the Company has not invested in the securities of a single issuer in amounts greater than 10% of stockholder's equity at December 31, 1997.

(G) DERIVATIVE INSTRUMENTS

    The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.
    The Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

    The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.5 billion and $9.9 billion ($4.6 billion and $7.4 billion related to the Company's investments, $1.9 billion and $2.5 billion on the Company's liabilities) at December 31, 1997 and 1996, respectively.

    The table below provides a summary of derivative instruments held by the Company at December 31, 1997 and 1996, segregated by major investment and liability category:

                                                          1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                           PURCHASED
                                                             CAPS,                                FOREIGN
                                      TOTAL      ISSUED      FLOORS                   INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &       AND        FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS     OPTIONS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,253   $    500   $ 1,404      $    28      $      221     $--       $ 2,153
Inverse floaters (1)...............        75         47        80           --              25      --           152
Anticipatory (4)...................        --         --        --           --              --      --            --
Other bonds and notes..............     7,531        462       460           22           1,258      91         2,293
Short-term investments.............     1,317         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total fixed maturities.........    14,176      1,009     1,944           50           1,504      91         4,598
Equity securities, policy loans and
 other investments.................     3,983         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total investments..............  $ 18,159   $  1,009   $ 1,944      $    50      $    1,504     $91       $ 4,598
    Long term debt.................        --         --        --           --              --      --            --
    Other policy claims............        --         10       150           --           1,747      --         1,907
                                     --------   --------   ----------       ---      ----------     ---      ----------
  Total derivatives -- notional
   value...........................             $  1,019   $ 2,094      $    50      $    3,251     $91       $ 6,505
                                     --------   --------   ----------       ---      ----------     ---      ----------
Total derivatives -- fair value....             $     (8)  $    23      $    --      $       19     $(6)      $    28
                                     --------   --------   ----------       ---      ----------     ---      ----------
                                     --------   --------   ----------       ---      ----------     ---      ----------

--------------------------------------------------------------------------------

                                                      1996 --AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     --------------------------------------------------------------------------
                                                                                              FOREIGN
                                      TOTAL    ISSUED    PURCHASED                 INTEREST   CURRENCY   TOTAL
                                     CARRYING  CAPS &   CAPS, FLOORS                 RATE      SWAPS    NOTIONAL
           ASSETS HEDGED              VALUE    FLOORS   AND OPTIONS   FUTURES (2)    SWAPS      (3)     AMOUNT
-----------------------------------  --------  -------  ------------  -----------  ---------  --------  -------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,242  $   500    $   2,454       $  --     $    941    $  --   $3,895
Inverse floaters (1)...............       352       98          856          --          346       --    1,300
Anticipatory (4)...................        --       --           --         132           --       --      132
Other bonds and notes..............     7,369      425          440           5        1,079      125    2,074
Short-term investments.............       661       --           --          --           --       --       --
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total fixed maturities.........    13,624    1,023        3,750         137        2,366      125    7,401
Equity securities, policy loans and
 other investments.................     4,011       --           --          --           19       --       19
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total investments..............  $ 17,635  $ 1,023    $   3,750       $ 137     $  2,385    $ 125   $7,420
    Long term debt.................        --       --           --          --           --       --       --
    Other policy claims............        --       10          150          --        2,351       --    2,511
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- notional
     value.........................            $ 1,033    $   3,900       $ 137     $  4,736    $ 125   $9,931
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- fair
     value.........................            $   (10)   $      38       $  --     $      2    $  (9 ) $   21
                                     --------  -------  ------------      -----    ---------  --------  -------
                                     --------  -------  ------------      -----    ---------  --------  -------

---------

    (1) Inverse floaters are variations of collateralized mortgage obligations ("CMO's") for which the coupon rates move inversely with an index rate such as the London interbank offered rate ("LIBOR"). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

    (2) As of December 31, 1997 and 1996, over 44% and 39% , respectively, of the notional futures contracts expire within one year.

    (3) As of December 31, 1997 and 1996, over 16% and 42%, respectively, of foreign currency swaps expire within one year; the balance matures over the succeeding 9 years.

    (4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1997, the Company had $0 deferred gains and losses. At December 31, 1996, the Company had $0.9 in net deferred gains for futures, interest rate swaps and purchased options of which $2.0 was basis adjusted in 1997.

    The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1997 and 1996:

                                             DECEMBER 31, 1996               MATURITIES/    DECEMBER 31, 1997
                                              NOTIONAL AMOUNT    ADDITIONS TERMINATIONS (1)  NOTIONAL AMOUNT
                                             -----------------   -------- ----------------- -----------------
BY DERIVATIVE TYPE
Caps.........................................      $1,755         $   14       $  530            $1,239
Floors.......................................       3,168             28        1,332             1,864
Swaps/Forwards...............................       4,861            941        2,460             3,342
Futures......................................         137            131          218                50
Options......................................          10             --           --                10
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
BY STRATEGY
Liability....................................      $2,511         $  191       $  795            $1,907
Anticipatory.................................         132              4          136                --
Asset........................................       2,112            739        1,046             1,805
Portfolio....................................       5,176            180        2,563             2,793
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
                                                 -------         --------     -------           -------

---------

(1) During 1997, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

--------------------------------------------------------------------------------

 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

    Statement of Financial Accounting Standards No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts.

    For cash, short-term investments, accounts receivable, policy loans, mortgage loans and other liabilities, carrying amounts on the Consolidated Balance Sheets approximate fair value.

    Fair value for fixed maturities and marketable equity securities are based upon quoted market prices. Fair value for securities that are not publicly traded are analytically determined. These amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through quarterly comparison to dealer quoted prices. Amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    Fair value for partnerships and trusts are based on external market valuations from partnership and trust management.

    Other policy claims and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

    The carrying amount and fair values of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                                                1997                1996
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
ASSETS
  Fixed maturities.....................................   $ 14,176  $14,176   $ 13,624  $13,624
  Equity securities....................................        180      180        119      119
  Policy loans.........................................      3,756    3,756      3,836    3,836
  Mortgage loans.......................................         --       --          2        2
  Investments in partnerships, trusts and other........         47       91         54      104
LIABILITIES
  Other policy benefits................................   $ 11,769  $11,755   $ 11,707  $11,469

 6. SEPARATE ACCOUNTS

    The Company maintained separate account assets and liabilities totaling $69.1 billion and $49.7 billion at December 31, 1997 and 1996, respectively, which are reported at fair value. Separate account assets are segregated from other investments and net investment income and net realized capital gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $58.6 billion and $39.4 billion at December 31, 1997 and 1996, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $10.5 and $10.3 billion at December 31, 1997 and 1996, respectively, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Included in the non-guaranteed category were policy loans totaling $1.9 billion and $2.0 billion at December 31, 1997 and 1996, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

    Separate account management fees were $699, $538 and $387 in 1997, 1996 and 1995, respectively. The guaranteed separate accounts include fixed market value adjusted individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.52% at December 31, 1997. The assets that support these liabilities were comprised of $10.2 billion in fixed maturities as of December 31, 1997. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $119 in carrying value and $3.0 billion in notional amounts as of December 31, 1997.

--------------------------------------------------------------------------------

 7. INCOME TAX

    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. To the extent allowed by law, it is the intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. The Company's effective tax rate was 36%, 35% and 32% in 1997, 1996 and 1995, respectively.

    Income tax expense is as follows:

                                                    FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                                 -------------------------
                                                 1997     1996       1995
                                                 ----    ------     ------
Current......................................    $119    $  122     $  211
Deferred.....................................      48      (102)      (149)
                                                 ----    ------     ------
  Income tax expense.........................    $167    $   20     $   62
                                                 ----    ------     ------
                                                 ----    ------     ------

    A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                              FOR THE YEARS ENDED DECEMBER 31,
                                             -----------------------------------
                                               1997        1996         1995
                                             ---------     -----        -----
Tax provision at the U.S. Federal statutory
 rate......................................  $     164   $      20    $      67
Tax-exempt income..........................         --          --           (3)
Foreign tax credit.........................         --          --           (4)
Other......................................          3          --            2
                                             ---------         ---          ---
  Total....................................  $     167   $      20    $      62
                                             ---------         ---          ---
                                             ---------         ---          ---

    Deferred tax assets include the following at December 31:

                                                     1997       1996
                                                   ---------  ---------
Tax return deferred acquisition costs............  $     639  $     514
Financial statement deferred acquisition costs
 and reserves....................................       (366)      (242)
Employee benefits................................          5          8
Net unrealized capital gains on securities.......        (96)       (16)
Investments and other............................        166        210
                                                   ---------  ---------
  Total..........................................  $     348  $     474
                                                   ---------  ---------
                                                   ---------  ---------

    Income taxes paid were $9, $189 and $162 in 1997, 1996 and 1995, respectively. The Company had a current tax payment of $27 due to The Hartford at December 31, 1997 and a tax refund due from The Hartford of $72 at December 31, 1996.

    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1997 was $37.

 8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

    The Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $5, $5 and $2 in 1997, 1996 and 1995, respectively.

    The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1997, 1996 and 1995, respectively.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 8.5% for 1997, decreasing ratably to 6.0% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions,

--------------------------------------------------------------------------------

the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN
Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to the Company for the above-mentioned plans was approximately $2 in 1997.

 9. STOCK COMPENSATION PLANS

    During the second quarter of 1997, Hartford Life adopted the 1997 HLI Incentive Stock Plan (the "Plan"). Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5,000,000 shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

    All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

    Also included in the Plan are long term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

    During the second quarter of 1997, Hartford Life established the HLI Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 54,316 shares under the ESPP in 1997.

 10. REINSURANCE

    The Company cedes insurance to other insurers, including its parent HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

    Net premiums and other considerations were comprised of the following:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                 -------------------------------------
                                                   1997          1996          1995
                                                 ---------     ---------     ---------
Gross premiums...............................     $  2,164      $  2,138      $  1,545
Assumed......................................          159           190           591
Ceded........................................         (686)         (623)         (649)
                                                 ---------     ---------     ---------
  Net premiums and other considerations......     $  1,637      $  1,705      $  1,487
                                                 ---------     ---------     ---------
                                                 ---------     ---------     ---------

    The Company ceded approximately $76, $100 and $101 of group life premium in 1997, 1996 and 1995, respectively, representing $33.6 billion, $33.3 billion and $32.3 billion of insurance in force, respectively. The Company ceded $339, $318 and $320 of accident and health premium to HLA in 1997, 1996 and 1995, respectively. The Company assumed $89, $101 and $103 of premium in 1997, 1996 and 1995, respectively, representing $8.2 billion, $8.5 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

    Life reinsurance recoveries, which reduce death and other benefits, approximated $158, $140 and $220 for the years ended December 31, 1997, 1996 and 1995, respectively.

    As of December 31, 1997, the Company had reinsurance recoverables of $5.0 billion from Mutual Benefit Life Assurance Corporation ("Mutual Benefit"), supported by assets in a security trust of $5.0 billion (including policy loans and accrued interest of $4.5 billion). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. The Company has no other significant reinsurance-related concentrations of credit risk.

 11. RELATED PARTY TRANSACTIONS

    Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which,

--------------------------------------------------------------------------------

depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $34, $40, and $45 in 1997, 1996 and 1995, respectively. Management believes that the methods used are reasonable.

    The rent paid to Hartford Fire for space occupied by the Company was $7 in 1997, and $3 in 1996 and 1995. The Company expects to pay annual rent of $7 in 1998 and 1999, respectively, $12 in 2000 and 2001, respectively, $13 in 2002 and $87 thereafter, over the remaining term of the sublease, which expires on December 31, 2009. Rental expense is recognized over a level basis over the term of the sublease and amounted to approximately $9 in 1997 and $8 in 1996 and 1995.

 12. STATUTORY RESULTS

    The domestic insurance subsidiaries of Hartford Life prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                                 --------------------------
                                                  1997      1996      1995
                                                 ------    ------    ------
Statutory net income.........................    $  214    $  144    $  112
                                                 ------    ------    ------
Statutory surplus............................    $1,441    $1,207    $1,125
                                                 ------    ------    ------
                                                 ------    ------    ------

    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1998 is estimated to be $144.

 13. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

    The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, management, at the present time, does not anticipate that the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

    Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. The Company paid guaranty fund assessments of approximately $15, $11 and $10 in 1997, 1996 and 1995, respectively, of which $4, $5, and $6 were estimated to be creditable against premium taxes.

 14. BUSINESS SEGMENT INFORMATION

    The Company, along with its parent, sells financial products such as fixed and variable annuities, retirement plan services, and life and disability insurance on both an individual and a group basis. The Company divides its core businesses into three segments: Annuity, Individual Life Insurance, and Employee Benefits. The Company also maintains a Guaranteed Investment Contracts segment, which is primarily comprised of guaranteed rate contract business written prior to 1995 and a Corporate Operation. The Annuity segment offers individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services, mutual funds, investment management services and other financial products. The Individual Life Insurance segment sells a variety of individual life insurance products, including variable life, universal life, interest-sensitive whole life, and term life policies. The Employee Benefits segment sells group insurance products, including group life, group short and long-term disability and corporate owned life insurance, and engages in certain international operations. The Guaranteed Investment Contracts segment sells a limited amount of guaranteed investment contracts and contains Closed Book GRC. Through its Corporate Operation, the Company reports items that are not directly allocable to any of its business segments. Included in the Corporate Operation are unallocated income and expense and certain other items not directly allocable to any segment. Net realized capital gains and losses are recognized in the period of realization, but are allocated to the segments utilizing durations of the segment portfolios.

--------------------------------------------------------------------------------

    The following table outlines revenues, operating income and assets by business segment:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                           ----------------------------------
                                                             1997         1996         1995
                                                           --------     --------     --------
REVENUES
  Annuity..............................................    $  1,269     $    968     $    759
  Individual Life Insurance............................         487          440          383
  Employee Benefits....................................         972        1,366        1,273
  Guaranteed Investment Contracts......................         241           34          337
  Corporate Operation..................................          40           81           52
                                                           --------     --------     --------
    Total revenues.....................................    $  3,009     $  2,889     $  2,804
                                                           --------     --------     --------
                                                           --------     --------     --------
INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)
  Annuity..............................................    $    317     $    226     $    171
  Individual Life Insurance............................          85           68           56
  Employee Benefits....................................          53           44           37
  Guaranteed Investment Contracts......................          --         (346)        (103)
  Corporate Operation..................................          14           66           30
                                                           --------     --------     --------
    Total income before income tax expense.............    $    469     $     58     $    191
                                                           --------     --------     --------
                                                           --------     --------     --------
ASSETS
  Annuity                                                  $ 69,152     $ 52,877     $ 39,732
  Individual Life Insurance............................       4,918        3,753        3,173
  Employee Benefits....................................      18,196       14,708       13,494
  Guaranteed Investment Contracts......................       3,347        4,533        6,069
  Corporate Operation..................................       2,343        1,891        1,729
                                                           --------     --------     --------
    Total assets.......................................    $ 97,956     $ 77,762     $ 64,197
                                                           --------     --------     --------
                                                           --------     --------     --------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

   SCHEDULE I -- SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1997
                                 (IN MILLIONS)

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored)      $   217  $   219     $   219
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored) --
   asset-backed..............................    1,175    1,204       1,204
  States, municipalities and political
   subdivisions..............................      211      217         217
  International governments..................      376      393         393
  Public utilities...........................      871      894         894
  All other corporate including
   international.............................    5,033    5,208       5,208
  All other corporate -- asset-backed........    4,091    4,124       4,124
  Short-term investments.....................    1,318    1,318       1,318
Certificates of deposit......................      593      599         599
                                               -------  -------     -------
Total fixed maturities.......................   13,885   14,176      14,176
                                               -------  -------     -------
Equity Securities
Common Stocks
  Public utilities...........................       --       --          --
  Banks, trusts and insurance companies......       --       --          --
  Industrial and miscellaneous...............      166      180         180
  Nonredeemable preferred stocks.............       --       --          --
                                               -------  -------     -------
Total equity securities......................      166      180         180
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,051   14,356      14,356
                                               -------  -------     -------
Real Estate..................................       --       --          --
Other Investments
  Mortgage loans on real estate..............       --       --          --
  Policy loans...............................    3,756    3,756       3,756
  Investments in partnerships, trusts and
   other.....................................       47       91          47
                                               -------  -------     -------
Total other investments......................    3,803    3,847       3,803
                                               -------  -------     -------
Total investments............................  $17,854  $18,203     $18,159
                                               -------  -------     -------
                                               -------  -------     -------

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                                 (IN MILLIONS)

                                                              FUTURE
                                                              POLICY
                                                             BENEFITS,
                                                              UNPAID       OTHER
                                                DEFERRED      CLAIMS       POLICY
                                                 POLICY      AND CLAIM   CLAIMS AND      PREMIUMS          NET
                                               ACQUISITION   ADJUSTMENT   BENEFITS       AND OTHER      INVESTMENT
SEGMENT                                           COSTS      EXPENSES     PAYABLE     CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1997
Annuity......................................    $2,478       $2,070      $ 6,838         $  769         $  500
Individual Life Insurance....................       837          392        2,182            323            164
Employee Benefits............................        --          780        9,232            541            431
Guaranteed Investment Contracts..............        --           --        2,782              2            239
Corporate Operation..........................        --           28           --              2             34
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,270      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Annuity......................................    $2,030       $1,526      $ 6,016         $  535         $  433
Individual Life Insurance....................       730          346        2,160            287            153
Employee Benefits............................        --          574        9,834            881            485
Guaranteed Investment Contracts..............        --           --        4,124              2            251
Corporate Operation..........................        --           28           --             --             75
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1995
Annuity......................................    $1,561       $1,314      $ 5,661         $  319         $  400
Individual Life Insurance....................       615          706        1,932            246            137
Employee Benefits............................        12          325        9,285            922            351
Guaranteed Investment Contracts..............        --           28        5,720             --            377
Corporate Operation..........................        --           --           --             --             63
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,188       $2,373      $22,598         $1,487         $1,328
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------


                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1997
Annuity......................................    $  --         $  445          $250            $ --         $  257
Individual Life Insurance....................       --            242            83              --             77
Employee Benefits............................       --            425             2             240            252
Guaranteed Investment Contracts..............       --            232            --              --              9
Corporate Operation..........................        4             35            --              --             (9)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1996
Annuity......................................    $  --         $  412          $174            $ --         $  156
Individual Life Insurance....................       --            245            59              --             68
Employee Benefits............................       --            546            --             635            141
Guaranteed Investment Contracts..............     (219)           332             1              --             47
Corporate Operation..........................        6             --            --              --             15
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1995
Annuity......................................    $  --         $  317          $117            $ --         $  114
Individual Life Insurance....................       --            203            70              --             54
Employee Benefits............................       --            424            --             675            137
Guaranteed Investment Contracts..............       --            453            12              --             15
Corporate Operation..........................      (11)            25            --              --             (3)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $ (11)        $1,422          $199            $675         $  317
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1997
Life insurance in force...........................  $245,487     $ 178,771       $  33,156    $ 99,872        33.2%
Insurance revenues
  Life insurance and annuities....................     1,818           340             157       1,635         9.6%
  Accident and health insurance...................       346           346               2           2       100.0%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,164     $     686       $     159    $  1,637         9.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $ 106,146       $  31,957    $102,905        31.1%
Insurance revenues
  Life insurance and annuities....................     1,801           298             169       1,672        10.1%
  Accident and health insurance...................       337           325              21          33        63.6%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,138     $     623       $     190    $  1,705        11.1%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1995
  Life insurance in force.........................  $182,716     $ 112,774       $  26,996    $ 96,938        27.8%
Insurance revenues
  Life insurance and annuities....................     1,232           325             574       1,481        38.8%
  Accident and health insurance...................       313           324              17           6       283.3%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  1,545     $     649       $     591    $  1,487        39.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------

                                        PART C

  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)

          (2) Not applicable. Hartford maintains custody of all assets pursuant to an exemptive order granted on December 1, 1981.

          (3)  (a)  Principal Underwriting Agreement. (2)

               (b)  Form of Dealer Agreement. (2)

          (4)  Form of Variable Annuity Contract. (2)

          (5)  Form of Application. (2)

          (6)  (a)  Articles of Incorporation of  Hartford. (3)

               (b)  Bylaws of Hartford. (2)

          (7)  Not applicable.

          (8)  Participation Agreement. (1)


          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.


          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

          (12) Not applicable.

-----------------------------------

          (1) Incorporated herein by reference to the Post Effective Amendment No. 9, to the Registration Statement File No. 33-19946, dated May 1, 1995.

          (2) Incorporated herein by reference to the Post Effective Amendment No. 10, to the Registration Statement File No. 33-19946, dated May 1, 1996.

          3 Incorporated herein by reference to the Post Effective Amendment No. 11, to the Registration Statement File No. 33-19946, filed on April 17, 1997.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.

Item 25.  Directors and Officers of the Depositor



 NAME                        POSITION WITH HARTFORD
 Dong H. Ahn                 Vice President

 Wendell J. Bossen           Vice President

 Gregory A. Boyko            Senior Vice President, Chief Financial Officer
                             and Treasurer, Director*

 Peter W. Cummins            Senior Vice President

 Ann M. deRaismes            Senior Vice President

 Timothy M. Fitch            Vice President and Actuary

 David T. Foy                Vice President

 Bruce D. Gardner            Vice President

 J. Richard Garrett          Vice President and Assistant Treasurer

 John P. Ginnetti            Executive Vice President and Director, Asset
                             Management Services, Director*

 William A. Godfrey, III     Senior Vice President

 Lynda Godkin                Senior Vice President, General Counsel and
                             Corporate Secretary, Director*

 Lois W. Grady               Senior Vice President

 Christopher Graham          Vice President

 Mark E. Hunt                Vice President

 Stephen T. Joyce            Vice President





 Michael D. Keeler           Vice President

 Robert A. Kerzner           Senior Vice President

 David N. Levenson           Vice President

 Steven M. Maher             Vice President and Actuary

 William B. Malchodi, Jr.    Vice President

 Raymond J. Marra            Vice President

 Thomas M. Marra             Executive Vice President and Director Individual
                             Life and Annuity Division, Director*

 Robert F. Nolan             Senior Vice President

 Joseph J. Noto              Vice President

 Michael C. O'Halloran       Vice President

 Lawrence M. O'Rourke        Vice President

 Daniel E. O'Sullivan        Vice President

 Craig D. Raymond            Senior Vice President and Chief Actuary

 Mary P. Robinson            Vice President

 Donald A. Salama            Vice President

 Timothy P. Schiltz          Vice President

 Lowndes A. Smith            President and Chief Operating Officer, Director*

 Keith A. Stevenson          Vice President

 Edward  A. Sweeney          Vice President

 Judith A. Tilbor            Vice President

 Raymond P. Welnicki         Senior Vice President and Director, Employee
                             Benefit Division, Director*

 Walter C. Welsh             Senior Vice President

 Lizabeth H. Zlatkus         Senior Vice President, Director*

 David M. Znamierowski       Senior Vice President, Director*



Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of  March 9, 1998, there were 26,265 Contract Owners.

Item 28.  Indemnification

          Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.


          The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.


          The foregoing statements are specifically made subject to the detailed provisions of Section 33- 770 et seq.


          Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify a only a director that was successful on the merits in a suit, under Article VIII, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

          Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.


          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
          Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust

     Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three

          Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six American Maturity Life Insurance Company - Separate Account AMLVA

(b)  Directors and Officers of HSD

          Name and Principal                Positions and Offices
           BUSINESS ADDRESS                    WITH UNDERWRITER
          Lowndes A. Smith              President and Chief Executive Officer,
                                        Director
          John P. Ginnetti              Executive Vice President & Director
          Thomas M. Marra               Executive Vice President & Director
          Peter W. Cummins              Senior Vice President
          Lynda Godkin                  Senior Vice President, General Counsel
                                        and Corporate Secretary
          Donald E. Waggaman, Jr.       Treasurer
          George J. Ray                 Controller


          Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 10th day of April, 1998.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO -
(DC VARIABLE ACCOUNT II)
   (Registrant)

*By: /s/ John P. Ginnetti               *By: /s/ Lynda Godkin
    ---------------------------             -----------------
    John P. Ginnetti, Executive              Lynda Godkin
    Vice President                           Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
   (Depositor)
*By: /s/ John P. Ginnetti
    --------------------------
    John P. Ginnetti, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Gregory A. Boyko, Senior Vice President,
    Chief Financial Officer & Treasurer, Director*
John P. Ginnetti, Executive Vice
    President, Director*
Lynda Godkin, Senior Vice President,
    General Counsel & Corporate Secretary, Director*
Thomas M. Marra, Executive Vice                     *By: /s/ Lynda Godkin
    President, Director*                                ----------------------
Lowndes A. Smith, President &                             Lynda Godkin
    Chief Operating Officer, Director*                    Attorney-In-Fact
Raymond P. Welnicki, Senior Vice
    President, Director*                            Dated:   April 10,  1998
Lizabeth H. Zlatkus, Senior Vice President,
    Director*
David M. Znamierowski, Senior Vice President,
    Director*

                                   EXHIBIT INDEX


(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary

(10) Consent of Arthur Andersen LLP, Independent Public Accountants

(15) Copy of Power of Attorney

(16) Organizational Chart